Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (99.7%)
Australia ( 4 .8% )
Allkem Ltd.(a) 7,949 $ 60,803
ANZ Group Holdings Ltd. 14,701 260,009
APA Group 6,881 40,097
ASX Ltd. 236 10,155
Atlas Arteria Ltd. 4,003 15,788
BlueScope Steel Ltd. 5,591 89,271
Brambles Ltd. 7,872 73,052
CAR Group Ltd. 711 15,108
Cochlear Ltd. 353 71,940
Coles Group Ltd. 8,848 97,263
Commonwealth Bank of Australia 7,644 583,136
Computershare Ltd. 2,510 41,773
Fortescue Ltd. 12,983 257,087
IGO Ltd. 4,912 30,333
Insurance Australia Group Ltd. 12,076 46,639
Macquarie Group Ltd. 1,873 234,687
Medibank Pvt. Ltd. 13,538 32,886
National Australia Bank Ltd. 13,726 287,534
Pilbara Minerals Ltd. 32,127 86,591
Qantas Airways Ltd.(a) 9,690 35,506
QBE Insurance Group Ltd. 7,240 73,165
REA Group Ltd. 73 9,023
Reece Ltd. 1,090 16,653
Sonic Healthcare Ltd. 3,406 74,557
South32 Ltd. 50,067 113,764
Suncorp Group Ltd. 6,187 58,471
Telstra Group Ltd. 8,596 23,227
Transurban Group 21,120 197,578
Wesfarmers Ltd. 5,684 221,228
Westpac Banking Corp. 15,042 235,043
WiseTech Global Ltd. 475 24,429
Woolworths Group Ltd. 8,262 209,718
3,626,514
Austria ( 0 .3% )
Erste Group Bank AG 1,073 43,536
Mondi plc 442 8,663
OMV AG 1,544 67,831
Verbund AG 477 44,288
voestalpine AG 1,205 38,016
202,334
Belgium ( 0 .6% )
Ackermans & van Haaren NV 72 12,630
Ageas SA/NV 180 7,816
Anheuser-Busch InBev SA/NV 3,855 248,777
Azelis Group NV 412 10,095
D'ieteren Group 74 14,461
Groupe Bruxelles Lambert NV 730 57,431
KBC Group NV 588 38,141
Liberty Global Ltd., Class A(a) 436 7,748
Sofina SA 49 12,200
Solvay SA 267 8,179
Syensqo SA(a) 267 27,801
UCB SA 449 39,133
Umicore SA 245 6,739
491,151
Shares Value
Canada ( 9 .3% )
Agnico Eagle Mines Ltd. 3,597 $ 198,181
Air Canada(a) 1,355 19,206
Algonquin Power & Utilities Corp. 3,853 24,428
Alimentation Couche-Tard, Inc. 4,823 285,408
Bank of Montreal 3,084 306,646
Bank of Nova Scotia (The) 5,555 271,726
BCE, Inc. 1,622 64,174
Brookfield Asset Management Ltd., Class A 1,682 67,887
Brookfield Corp., Class A 4,386 176,790
CAE, Inc.(a) 2,157 46,785
Cameco Corp. 4,534 196,441
Canadian Imperial Bank of Commerce 4,354 210,667
Canadian National Railway Co. 3,209 405,323
Canadian Pacific Kansas City Ltd. 4,499 357,709
Canadian Tire Corp. Ltd., Class A 266 28,387
CCL Industries, Inc., Class B 796 35,973
CGI, Inc.(a) 1,404 151,144
Constellation Software, Inc. 113 281,538
Descartes Systems Group, Inc. (The)(a) 242 20,432
Dollarama, Inc. 1,358 98,343
Element Fleet Management Corp. 621 10,154
Empire Co. Ltd., Class A 1,062 28,229
FirstService Corp. 57 9,279
Fortis, Inc. 1,454 60,107
George Weston Ltd. 60 7,485
GFL Environmental, Inc. 1,081 37,473
Great-West Lifeco, Inc. 1,313 43,674
Hydro One Ltd.(b) 2,997 90,233
IGM Financial, Inc. 387 10,275
Intact Financial Corp. 813 125,693
Loblaw Cos. Ltd. 1,008 98,063
Magna International, Inc. 1,065 63,233
Manulife Financial Corp. 9,534 211,706
Metro, Inc., Class A 1,693 88,065
National Bank of Canada 1,134 86,860
Nutrien Ltd. 2,002 113,339
Open Text Corp. 2,061 87,045
Power Corp. of Canada 3,739 107,440
Quebecor, Inc., Class B 355 8,486
RB Global, Inc. 916 61,597
Rogers Communications, Inc., Class B 1,652 77,714
Royal Bank of Canada 5,963 605,978
Saputo, Inc. 314 6,389
Shopify, Inc., Class A(a) 5,224 408,697
Stantec, Inc. 140 11,295
Sun Life Financial, Inc. 2,739 142,745
Teck Resources Ltd., Class B 4,612 195,903
TELUS Corp. 3,482 62,267
TFI International, Inc. 490 66,978
Thomson Reuters Corp. 954 140,163
TMX Group Ltd. 1,273 30,942
Toromont Industries Ltd. 435 38,301
Toronto-Dominion Bank (The) 7,452 483,877
West Fraser Timber Co. Ltd. 440 37,827
WSP Global, Inc. 657 92,546
6,997,246
Chile ( 0 .2% )
Antofagasta plc 3,682 78,832

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Chile (cont’d)
Lundin Mining Corp. 10,124 $ 83,228
162,060
China ( 0 .8% )
BOC Hong Kong Holdings Ltd. 17,000 46,155
Chow Tai Fook Jewellery Group Ltd. 23,400 34,822
ESR Group Ltd.(b) 26,800 37,067
NXP Semiconductors NV 868 199,362
Prosus NV 6,694 199,541
Wharf Holdings Ltd. (The) 16,000 51,533
Xinyi Glass Holdings Ltd. 16,000 17,950
586,430
Denmark ( 2 .7% )
AP Moller - Maersk A/S, Class B 3 5,397
Carlsberg A/S, Class B 436 54,710
Chr. Hansen Holding A/S 515 43,209
Coloplast A/S, Class B 491 56,170
Danske Bank A/S 2,696 72,071
Demant A/S(a) 468 20,528
DSV A/S 548 96,269
Genmab A/S(a) 297 94,843
Jyske Bank A/S 161 11,547
Novo Nordisk A/S, Class B 11,987 1,240,025
Novozymes A/S, Class B 971 53,396
Orsted A/S(b) 746 41,377
Pandora A/S 601 83,110
ROCKWOOL A/S, Class B 109 31,917
Tryg A/S 334 7,271
Vestas Wind Systems A/S(a) 4,313 136,963
2,048,803
Finland ( 0 .9% )
Elisa OYJ 592 27,381
Fortum OYJ 1,730 24,958
Kesko OYJ, Class B 1,526 30,216
Kone OYJ, Class B 1,191 59,414
Mandatum OYJ(a) 741 3,331
Metso OYJ 801 8,114
Neste OYJ 4,413 157,018
Nokia OYJ 25,815 87,033
Nordea Bank Abp 10,810 133,781
Sampo OYJ, Class A 740 32,379
Stora Enso OYJ, Class R 3,094 42,808
UPM-Kymmene OYJ 2,270 85,407
Valmet OYJ 212 6,115
Wartsila OYJ Abp 725 10,511
708,466
France ( 8 .0% )
Accor SA 816 31,188
Air France-KLM(a) 556 8,348
Air Liquide SA 2,240 435,794
Amundi SA(b) 124 8,438
Arkema SA 458 52,111
AXA SA 8,151 265,528
BioMerieux 169 18,781
BNP Paribas SA 4,316 298,408
Bouygues SA 1,803 67,956
Bureau Veritas SA 1,390 35,116
Shares Value
Capgemini SE 646 $ 134,693
Carrefour SA 1,924 35,206
Cie de Saint-Gobain SA 3,809 280,479
Cie Generale des Etablissements Michelin SCA 2,862 102,623
Credit Agricole SA 4,382 62,211
Danone SA 3,220 208,723
Dassault Systemes SE 2,720 132,911
Edenred SE 1,175 70,272
Eiffage SA 349 37,403
Elis SA 896 18,697
Engie SA 7,941 139,633
EssilorLuxottica SA 1,248 250,354
Eurazeo SE 166 13,175
Forvia SE(a) 1,168 26,347
Getlink SE 1,838 33,633
Hermes International SCA 143 303,103
Ipsen SA 141 16,806
Kering SA 280 123,412
Legrand SA 1,121 116,525
L'Oreal SA 968 481,881
LVMH Moet Hennessy Louis Vuitton SE 1,007 816,044
Neoen SA(b) 342 11,439
Orange SA 7,568 86,141
Pernod Ricard SA 1,006 177,527
Publicis Groupe SA 1,075 99,750
Renault SA 830 33,837
Rexel SA 1,094 29,934
Safran SA 1,489 262,284
Sartorius Stedim Biotech 162 42,859
SCOR SE 336 9,821
SEB SA 185 23,093
Societe Generale SA 2,020 53,609
Sodexo SA 420 46,219
SOITEC(a) 228 40,751
Teleperformance SE 131 19,109
Thales SA 432 63,922
Valeo SE 1,595 24,517
Veolia Environnement SA 3,056 96,413
Verallia SA(b) 652 25,107
Vinci SA 2,197 275,940
6,048,071
Germany ( 6 .5% )
adidas AG 672 136,707
Allianz SE 1,556 415,872
Bayerische Motoren Werke AG 1,488 165,654
Bechtle AG 573 28,730
Beiersdorf AG 350 52,465
BioNTech SE ADR(a) 331 34,934
Brenntag SE 700 64,350
Commerzbank AG 5,102 60,643
Continental AG 502 42,655
Covestro AG(a)(b) 1,303 75,825
CTS Eventim AG & Co. KGaA 438 30,288
Daimler Truck Holding AG 2,019 75,874
Deutsche Boerse AG 732 150,805
Deutsche Lufthansa AG(a) 2,864 25,462
Deutsche Post AG 4,551 225,498
Deutsche Telekom AG 11,427 274,547
E.ON SE 5,614 75,348

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
Evonik Industries AG 2,270 $ 46,390
GEA Group AG 784 32,641
Hannover Rueck SE 240 57,345
HeidelbergCement AG 1,440 128,751
HelloFresh SE(a) 636 10,054
Henkel AG & Co. KGaA 539 38,690
HUGO BOSS AG 193 14,382
Infineon Technologies AG 6,911 288,574
KION Group AG 628 26,826
Knorr-Bremse AG 308 20,006
Mercedes-Benz Group AG 3,946 272,652
Merck KGaA 392 62,399
MTU Aero Engines AG 245 52,842
Muenchener Rueckversicherungs-Gesellschaft
AG 562 232,867
Nemetschek SE 435 37,711
Puma SE 124 6,920
SAP SE 4,461 687,336
Scout24 SE(b) 307 21,758
Siemens AG 3,378 634,058
Siemens Energy AG(a) 1,354 17,948
Siemens Healthineers AG(b) 1,245 72,340
Symrise AG, Class A 463 50,961
Talanx AG 221 15,783
Telefonica Deutschland Holding AG 2,700 7,015
thyssenkrupp AG 6,489 45,245
Volkswagen AG 141 18,449
Vonovia SE 1,467 46,250
Zalando SE(a)(b) 572 13,553
4,895,403
Hong Kong ( 1 .4% )
AIA Group Ltd. 47,200 411,339
CK Infrastructure Holdings Ltd. 500 2,766
CLP Holdings Ltd. 6,500 53,649
Hang Seng Bank Ltd. 8,200 95,614
Hong Kong Exchanges & Clearing Ltd. 5,600 192,200
Hongkong Land Holdings Ltd. 1,900 6,612
MTR Corp. Ltd. 1,000 3,880
Prudential plc 9,332 105,545
Sino Land Co. Ltd. 34,000 36,967
Sun Hung Kai Properties Ltd. 5,000 54,075
Swire Pacific Ltd., Class A 2,500 21,163
Swire Properties Ltd. 11,000 22,258
Techtronic Industries Co. Ltd. 4,000 47,666
WH Group Ltd.(b) 24,000 15,491
1,069,225
Ireland ( 0 .5% )
AerCap Holdings NV(a) 479 35,599
AIB Group plc 2,685 11,508
Bank of Ireland Group plc 3,424 31,083
Kerry Group plc, Class A 992 86,197
Kingspan Group plc 2,001 173,296
Smurfit Kappa Group plc 608 24,098
361,781
Israel ( 0 .4% )
Bank Hapoalim BM 4,908 44,311
Bank Leumi Le-Israel BM 2,708 21,892
Shares Value
Check Point Software Technologies Ltd.(a) 717 $ 109,550
Mizrahi Tefahot Bank Ltd. 546 21,228
Nice Ltd. ADR(a) 513 102,349
299,330
Italy ( 1 .9% )
A2A SpA 8,633 17,728
Amplifon SpA 632 21,880
Assicurazioni Generali SpA 5,177 109,257
Banco BPM SpA 2,628 13,879
Coca-Cola HBC AG 948 27,856
Enel SpA 39,521 293,811
FinecoBank Banca Fineco SpA 2,378 35,686
Hera SpA 4,483 14,718
Infrastrutture Wireless Italiane SpA(b) 1,570 19,858
Interpump Group SpA 365 18,898
Intesa Sanpaolo SpA 72,412 211,453
Italgas SpA 2,574 14,729
Mediobanca Banca di Credito Finanziario SpA 653 8,082
Moncler SpA 919 56,545
Nexi SpA(a)(b) 2,361 19,315
Poste Italiane SpA(b) 2,169 24,619
PRADA SpA 4,000 22,872
Prysmian SpA 1,387 63,079
Recordati Industria Chimica e Farmaceutica
SpA 506 27,294
Reply SpA 112 14,785
Snam SpA 11,500 59,135
Telecom Italia SpA(a) 82,838 26,921
Terna - Rete Elettrica Nazionale 7,880 65,755
UniCredit SpA 8,542 231,793
1,419,948
Japan ( 16 .9% )
Advantest Corp. 3,300 112,286
Aeon Co. Ltd. 3,800 84,933
AGC, Inc. 2,600 96,564
Aisin Corp. 1,200 41,989
Ajinomoto Co., Inc. 2,800 108,044
ANA Holdings, Inc.(a) 2,100 45,581
Asahi Group Holdings Ltd. 2,800 104,429
Astellas Pharma, Inc. 9,200 110,024
Bandai Namco Holdings, Inc. 1,500 30,073
BayCurrent Consulting, Inc. 400 14,047
Bridgestone Corp. 2,700 111,846
Canon, Inc. 6,300 161,768
Central Japan Railway Co. 3,800 96,604
Chugai Pharmaceutical Co. Ltd. 3,900 147,778
Dai Nippon Printing Co. Ltd. 2,200 65,120
Daifuku Co. Ltd. 1,100 22,257
Dai-ichi Life Holdings, Inc. 2,200 46,690
Daiichi Sankyo Co. Ltd. 8,100 222,466
Daikin Industries Ltd. 1,400 228,252
Daito Trust Construction Co. Ltd. 100 11,597
Daiwa House Industry Co. Ltd. 3,700 112,118
Daiwa Securities Group, Inc. 11,400 76,747
Denso Corp. 7,400 111,646
Dentsu Group, Inc. 1,300 33,362
Disco Corp. 300 74,436
East Japan Railway Co. 1,400 80,725

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Eisai Co. Ltd. 1,400 $ 70,030
FANUC Corp. 3,900 114,721
Fast Retailing Co. Ltd. 600 148,915
Fuji Electric Co. Ltd. 1,200 51,658
FUJIFILM Holdings Corp. 1,800 108,181
Fujitsu Ltd. 400 60,363
Hankyu Hanshin Holdings, Inc. 1,300 41,394
Hoya Corp. 1,500 187,527
Hulic Co. Ltd. 5,600 58,649
Ibiden Co. Ltd. 200 11,087
Isuzu Motors Ltd. 4,800 61,830
Japan Airlines Co. Ltd. 1,100 21,652
Japan Exchange Group, Inc. 1,100 23,275
Japan Post Bank Co. Ltd. 3,600 36,669
Kao Corp. 2,100 86,395
KDDI Corp. 6,900 219,559
Keyence Corp. 800 352,504
Kikkoman Corp. 1,300 79,616
Kirin Holdings Co. Ltd. 1,700 24,913
Komatsu Ltd. 4,100 107,255
Kose Corp. 300 22,503
Kubota Corp. 5,500 82,804
Kyocera Corp. 6,000 87,587
Kyowa Kirin Co. Ltd. 2,200 36,984
LY Corp. 23,900 84,713
M3, Inc. 2,600 43,026
Makita Corp. 1,200 33,111
MEIJI Holdings Co. Ltd. 1,000 23,755
MinebeaMitsumi, Inc. 2,400 49,343
MISUMI Group, Inc. 500 8,475
Mitsubishi Chemical Group Corp. 12,300 75,381
Mitsubishi Electric Corp. 11,900 168,734
Mitsubishi Estate Co. Ltd. 7,400 101,988
Mitsubishi HC Capital, Inc. 8,200 55,070
Mitsubishi Heavy Industries Ltd. 1,300 75,992
Mitsubishi UFJ Financial Group, Inc. 47,300 406,469
Mitsui Fudosan Co. Ltd. 5,100 125,094
Mizuho Financial Group, Inc. 11,600 198,503
MS&AD Insurance Group Holdings, Inc. 2,500 98,347
Murata Manufacturing Co. Ltd. 8,100 171,963
Nidec Corp. 2,600 105,029
Nintendo Co. Ltd. 4,100 214,015
Nippon Paint Holdings Co. Ltd. 6,800 54,987
Nippon Telegraph & Telephone Corp. 143,900 175,869
Nissan Chemical Corp. 300 11,717
Nitori Holdings Co. Ltd. 100 13,392
Nitto Denko Corp. 100 7,483
Nomura Holdings, Inc. 19,900 90,014
Nomura Research Institute Ltd. 1,500 43,634
Olympus Corp. 6,300 91,184
Omron Corp. 200 9,339
Ono Pharmaceutical Co. Ltd. 2,400 42,832
Oracle Corp. Japan 100 7,710
Oriental Land Co. Ltd. 4,800 178,783
ORIX Corp. 5,300 99,850
Osaka Gas Co. Ltd. 2,400 50,135
Otsuka Corp. 1,200 49,479
Otsuka Holdings Co. Ltd. 1,700 63,777
Shares Value
Panasonic Holdings Corp. 11,700 $ 115,896
Rakuten Group, Inc.(a) 2,900 12,918
Recruit Holdings Co. Ltd. 6,700 283,388
Renesas Electronics Corp.(a) 7,500 135,604
Resona Holdings, Inc. 15,500 78,775
SCREEN Holdings Co. Ltd. 200 16,924
Secom Co. Ltd. 500 36,016
Sekisui Chemical Co. Ltd. 3,000 43,251
Sekisui House Ltd. 3,900 86,642
SG Holdings Co. Ltd. 2,400 34,456
Shin-Etsu Chemical Co. Ltd. 8,400 352,552
Shionogi & Co. Ltd. 1,300 62,686
Shiseido Co. Ltd. 1,000 30,160
SMC Corp. 100 53,738
SoftBank Corp. 14,100 175,975
SoftBank Group Corp. 4,600 205,333
Sompo Holdings, Inc. 1,300 63,589
Sony Group Corp. 5,500 523,159
Square Enix Holdings Co. Ltd. 900 32,322
Sumitomo Electric Industries Ltd. 5,000 63,679
Sumitomo Mitsui Financial Group, Inc. 5,900 287,927
Sumitomo Mitsui Trust Holdings, Inc. 2,400 46,066
Suntory Beverage & Food Ltd. 1,200 39,580
Sysmex Corp. 200 11,148
T&D Holdings, Inc. 1,700 27,017
Takeda Pharmaceutical Co. Ltd. 8,200 235,798
TDK Corp. 1,200 57,174
Terumo Corp. 2,700 88,519
Toho Co. Ltd. 300 10,148
Tokio Marine Holdings, Inc. 8,000 200,255
Tokyo Electron Ltd. 1,800 322,450
Tokyo Gas Co. Ltd. 2,500 57,419
Tokyu Corp. 3,500 42,726
TOPPAN Holdings, Inc. 2,500 69,779
Toray Industries, Inc. 11,400 59,280
TOTO Ltd. 100 2,634
Toyota Industries Corp. 200 16,314
Toyota Motor Corp. 52,700 968,360
Trend Micro, Inc.(a) 1,200 64,247
Unicharm Corp. 1,400 50,626
West Japan Railway Co. 1,200 50,058
Yakult Honsha Co. Ltd. 500 11,232
Yamaha Corp. 400 9,241
Yamaha Motor Co. Ltd. 3,900 34,842
Yamato Holdings Co. Ltd. 2,400 44,355
Yaskawa Electric Corp. 1,300 54,313
ZOZO, Inc. 800 18,017
12,763,234
Luxembourg ( 0 .0% )
Eurofins Scientific SE 614 40,003
Netherlands ( 3 .5% )
Aalberts NV 975 42,284
ABN AMRO Bank NV CVA(b) 1,670 25,070
Adyen NV(a)(b) 117 150,776
Aegon Ltd. 4,407 25,548
Akzo Nobel NV 822 67,938
Argenx SE(a) 238 90,309
ASM International NV 198 102,788

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Netherlands (cont’d)
ASML Holding NV 1,522 $ 1,146,127
ASR Nederland NV 216 10,188
BE Semiconductor Industries NV 333 50,193
DSM BV 447 46,129
Euronext NV(b) 344 29,887
IMCD NV 253 44,032
ING Groep NV 11,287 168,645
JDE Peet's NV 1,454 39,126
Koninklijke Ahold Delhaize NV 4,940 141,963
Koninklijke KPN NV 16,683 57,461
Koninklijke Philips NV(a) 3,946 91,908
Koninklijke Vopak NV 728 24,479
Universal Music Group NV 3,769 107,458
Wolters Kluwer NV 1,244 176,858
2,639,167
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 7,424 41,365
Fisher & Paykel Healthcare Corp. Ltd. 1,138 17,004
Meridian Energy Ltd. 4,694 16,465
Spark New Zealand Ltd. 6,442 21,128
Xero Ltd.(a) 441 33,793
129,755
Norway ( 0 .6% )
AutoStore Holdings Ltd.(a)(b) 9,630 18,946
DNB Bank ASA 3,754 79,843
Gjensidige Forsikring ASA 1,122 20,715
Kongsberg Gruppen ASA 583 26,717
Mowi ASA 3,413 61,164
Norsk Hydro ASA 16,977 114,343
Orkla ASA 6,327 49,117
Salmar ASA 133 7,454
Schibsted ASA, Class A 982 28,293
Telenor ASA 4,206 48,290
TOMRA Systems ASA 1,639 19,923
474,805
Portugal ( 0 .2% )
EDP - Energias de Portugal SA 15,618 78,585
Jeronimo Martins SGPS SA 1,662 42,300
120,885
Singapore ( 1 .1% )
DBS Group Holdings Ltd. 8,700 220,353
Oversea-Chinese Banking Corp. Ltd. 15,200 149,799
Singapore Airlines Ltd. 10,200 50,726
Singapore Exchange Ltd. 4,100 30,553
Singapore Technologies Engineering Ltd. 9,500 28,015
Singapore Telecommunications Ltd. 46,500 87,071
STMicroelectronics NV 2,613 130,496
United Overseas Bank Ltd. 5,600 120,779
817,792
South Africa ( 0 .3% )
Anglo American plc 8,218 206,446
South Korea ( 3 .7% )
Delivery Hero SE(a)(b) 781 21,577
Doosan Enerbility Co. Ltd.(a) 3,724 45,975
Hana Financial Group, Inc. 2,098 70,699
HMM Co. Ltd.(a) 1,805 27,442
Shares Value
HYBE Co. Ltd.(a) 183 $ 33,179
Hyundai Mobis Co. Ltd. 477 87,778
Hyundai Motor Co. 404 63,836
Kakao Corp.(a) 2,791 117,673
KB Financial Group, Inc. 1,567 65,824
Kia Corp.(a) 1,244 96,591
Krafton, Inc.(a) 152 22,849
L&F Co. Ltd.(a) 227 35,956
LG Chem Ltd.(a) 235 91,051
LG Electronics, Inc.(a) 529 41,814
LG H&H Co. Ltd.(a) 115 31,699
LG Innotek Co. Ltd.(a) 113 21,014
NAVER Corp. 545 94,790
NCSoft Corp.(a) 71 13,258
POSCO Holdings, Inc. 537 208,271
Samsung Electro-Mechanics Co. Ltd.(a) 80 9,516
Samsung Electronics Co. Ltd. 20,531 1,251,404
Shinhan Financial Group Co. Ltd. 2,170 67,649
SK Hynix, Inc. 2,225 244,458
2,764,303
Spain ( 2 .1% )
Acciona SA 99 14,578
Aena SME SA(b) 335 60,726
Amadeus IT Group SA 1,748 125,278
Banco Bilbao Vizcaya Argentaria SA 20,218 183,718
Banco de Sabadell SA 10,259 12,613
Banco Santander SA 60,810 253,883
Bankinter SA 4,710 30,156
CaixaBank SA 15,853 65,250
Cellnex Telecom SA(b) 2,171 85,520
EDP Renovaveis SA 1,048 21,446
Enagas SA 3,966 66,876
Iberdrola SA 24,855 325,904
Industria de Diseno Textil SA 4,155 180,977
Naturgy Energy Group SA 804 23,980
Redeia Corp. SA 1,764 29,054
Telefonica SA 24,831 96,936
1,576,895
Sweden ( 2 .7% )
Alfa Laval AB 1,244 49,795
Assa Abloy AB, Class B 4,239 122,108
Atlas Copco AB, Class A 14,608 251,563
Beijer Ref AB, Class B 1,191 15,942
Boliden AB 1,864 58,170
Castellum AB(a) 3,275 46,568
Epiroc AB, Class A 4,100 82,262
EQT AB 1,607 45,446
Essity AB, Class B 1,531 37,979
Getinge AB, Class B 923 20,543
H & M Hennes & Mauritz AB, Class B 2,574 45,111
Hexagon AB, Class B 9,470 113,655
Holmen AB, Class B 462 19,515
Husqvarna AB, Class B 1,895 15,603
Industrivarden AB, Class A 1,094 35,704
Indutrade AB 1,164 30,238
Investment AB Latour, Class B 406 10,567
Investor AB, Class B 7,817 181,117
Kinnevik AB, Class B(a) 2,319 24,875

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
L E Lundbergforetagen AB, Class B 336 $ 18,277
Lifco AB, Class B 952 23,352
Nibe Industrier AB, Class B 7,174 50,400
Saab AB, Class B 239 14,409
Sagax AB, Class B 842 23,177
Sandvik AB 4,575 99,010
Skandinaviska Enskilda Banken AB, Class A 6,084 83,794
SKF AB, Class B 1,693 33,817
SSAB AB, Class A 9,014 68,585
Svenska Cellulosa AB SCA, Class B 3,140 47,079
Svenska Handelsbanken AB, Class A 2,304 25,022
Sweco AB, Class B 727 9,746
Swedbank AB, Class A 2,618 52,813
Swedish Orphan Biovitrum AB(a) 797 21,116
Tele2 AB, Class B 1,354 11,627
Trelleborg AB, Class B 996 33,365
Volvo AB, Class B 7,391 191,928
2,014,278
Switzerland ( 5 .2% )
ABB Ltd. 6,573 291,300
Adecco Group AG 1,340 65,706
Alcon, Inc. 1,950 152,080
Avolta AG(a) 272 10,691
Bachem Holding AG 143 11,044
Baloise Holding AG 356 55,749
Barry Callebaut AG 5 8,430
Belimo Holding AG 88 48,493
BKW AG 93 16,519
Cie Financiere Richemont SA 1,795 246,862
DKSH Holding AG 523 36,290
DSM-Firmenich AG 611 62,095
Emmi AG 2 2,165
Flughafen Zurich AG 135 28,166
Galenica AG(b) 196 16,942
Geberit AG 258 165,225
Georg Fischer AG 678 49,220
Givaudan SA 32 132,464
Helvetia Holding AG 133 18,315
Julius Baer Group Ltd. 742 41,567
Kuehne + Nagel International AG 195 67,143
Logitech International SA 451 42,740
Lonza Group AG 281 118,089
Novartis AG 7,455 751,745
On Holding AG, Class A(a) 1,016 27,401
Partners Group Holding AG 71 102,326
PSP Swiss Property AG 213 29,761
Schindler Holding AG 250 59,259
SFS Group AG 78 9,657
SGS SA 716 61,710
SIG Group AG 1,296 29,796
Sika AG 586 190,564
Sonova Holding AG 193 62,923
Straumann Holding AG 421 67,828
Swiss Life Holding AG 98 68,000
Swiss Prime Site AG 363 38,752
Swisscom AG 97 58,316
Tecan Group AG 25 10,200
Temenos AG 372 34,572
Shares Value
UBS Group AG 9,729 $ 301,701
VAT Group AG(b) 128 64,103
Zurich Insurance Group AG 504 263,243
3,919,152
Taiwan ( 4 .8% )
Accton Technology Corp. 1,000 17,041
Advantech Co. Ltd. 1,099 13,321
ASE Technology Holding Co. Ltd. 15,000 65,981
Cathay Financial Holding Co. Ltd. 62,000 92,423
Chailease Holding Co. Ltd. 1,000 6,289
Chang Hwa Commercial Bank Ltd. 64,000 37,327
Chunghwa Telecom Co. Ltd. 15,000 58,650
CTBC Financial Holding Co. Ltd. 78,000 72,052
Delta Electronics, Inc. 6,000 61,289
E Ink Holdings, Inc. 2,000 12,838
Eva Airways Corp. 34,000 34,841
Evergreen Marine Corp. Taiwan Ltd. 12,000 56,108
Far EasTone Telecommunications Co. Ltd. 12,000 31,202
Feng TAY Enterprise Co. Ltd. 1,120 6,386
Fubon Financial Holding Co. Ltd. 49,400 104,303
Hotai Motor Co. Ltd. 1,020 23,564
Largan Precision Co. Ltd. 1,000 93,514
Lite-On Technology Corp. 7,000 26,686
MediaTek, Inc. 5,000 165,361
Mega Financial Holding Co. Ltd. 65,376 83,503
Nanya Technology Corp. 12,000 30,498
Novatek Microelectronics Corp. 2,000 33,691
Quanta Computer, Inc. 15,000 109,724
Realtek Semiconductor Corp. 1,000 15,363
Taishin Financial Holding Co. Ltd. 72,890 42,987
Taiwan Cement Corp. 84,000 95,385
Taiwan Mobile Co. Ltd. 12,000 38,553
Taiwan Semiconductor Manufacturing Co. Ltd. 89,000 1,719,653
Unimicron Technology Corp. 10,000 57,347
Uni-President Enterprises Corp. 33,000 80,106
United Microelectronics Corp. 73,000 125,114
Walsin Lihwa Corp. 17,000 21,409
Wan Hai Lines Ltd. 22,000 39,426
Yang Ming Marine Transport Corp. 21,000 35,102
Yuanta Financial Holding Co. Ltd. 89,050 80,083
3,587,120
United Kingdom ( 10 .0% )
3i Group plc 3,971 122,557
abrdn plc 9,482 21,595
Admiral Group plc 820 28,057
Ashtead Group plc 2,347 163,421
Associated British Foods plc 2,119 63,940
AstraZeneca plc 5,992 809,692
Auto Trader Group plc(b) 4,631 42,589
Aviva plc 12,248 67,873
B&M European Value Retail SA 4,546 32,465
BAE Systems plc 16,704 236,473
Barratt Developments plc 5,614 40,264
Beazley plc 1,199 7,979
Berkeley Group Holdings plc 577 34,483
BP plc 71,672 425,909
BT Group plc 34,659 54,610
Bunzl plc 1,624 66,042

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
Burberry Group plc 1,836 $ 33,142
Centrica plc 14,124 25,324
Coca-Cola Europacific Partners plc 1,343 89,632
Compass Group plc 9,928 271,602
ConvaTec Group plc(b) 8,671 26,993
Croda International plc 201 12,940
DCC plc 1,051 77,414
Dechra Pharmaceuticals plc 588 28,919
Diageo plc 10,012 364,520
Diploma plc 509 23,243
DS Smith plc 6,658 26,082
Halma plc 3,535 102,927
Hargreaves Lansdown plc 1,647 15,411
Howden Joinery Group plc 2,628 27,257
HSBC Holdings plc 77,801 630,293
IMI plc 409 8,780
Inchcape plc 1,641 14,968
Informa plc 8,481 84,460
InterContinental Hotels Group plc 1,108 100,145
Intermediate Capital Group plc 1,325 28,385
Intertek Group plc 947 51,259
J Sainsbury plc 9,814 37,858
JD Sports Fashion plc 7,519 15,907
Johnson Matthey plc 1,800 38,951
Kingfisher plc 10,873 33,724
Legal & General Group plc 27,861 89,184
Lloyds Banking Group plc 292,627 177,978
London Stock Exchange Group plc 1,612 190,579
M&G plc 12,254 34,742
Melrose Industries plc 7,198 52,065
National Grid plc 18,889 254,763
Next plc 630 65,198
Pearson plc 2,530 31,098
Phoenix Group Holdings plc 4,022 27,441
Reckitt Benckiser Group plc 3,388 234,091
RELX plc 10,244 406,136
Rentokil Initial plc 13,454 75,602
Rightmove plc 3,774 27,693
RS GROUP plc 708 7,397
Sage Group plc (The) 5,134 76,738
Schroders plc 3,564 19,532
Severn Trent plc 1,317 43,299
Smith & Nephew plc 4,536 62,364
Smiths Group plc 1,928 43,343
Spirax-Sarco Engineering plc 392 52,496
SSE plc 4,949 117,095
St. James's Place plc 1,710 14,902
Standard Chartered plc 9,425 80,092
Taylor Wimpey plc 14,752 27,654
Tesco plc 41,151 152,394
Unilever plc 9,998 484,327
United Utilities Group plc 3,781 51,068
Vodafone Group plc 48,142 42,076
Weir Group plc (The) 1,396 33,572
Whitbread plc 1,122 52,293
Wise plc, Class A(a) 2,208 24,601
WPP plc 6,370 61,147
7,501,045
Shares Value
United States ( 10 .1% )
Amcor plc 3,754 $ 36,189
Aon plc, Class A 849 247,076
BRP, Inc. 340 24,449
Chubb Ltd. 1,169 264,194
Clarivate plc(a) 4,462 41,318
CRH plc 5,819 402,442
CSL Ltd. 2,187 427,768
CyberArk Software Ltd.(a) 145 31,762
Ferguson plc 1,009 194,808
Ferrovial SE 2,136 77,912
Flex Ltd.(a) 2,166 65,976
Garmin Ltd. 561 72,111
GSK plc 19,689 363,993
Haleon plc 27,022 110,801
Holcim AG 2,854 223,871
ICON plc(a) 296 83,789
James Hardie Industries plc CDI(a) 5,332 205,527
Janus Henderson Group plc 464 13,990
Linde plc 2,074 851,813
Nestle SA 10,590 1,226,912
QIAGEN NV(a) 995 43,213
Roche Holding AG 2,631 764,308
Sanofi SA 4,980 493,784
Schneider Electric SE 2,277 457,229
Spotify Technology SA(a) 532 99,968
Stellantis NV 8,984 209,896
Swiss Re AG 1,002 112,575
TE Connectivity Ltd. 1,509 212,014
Waste Connections, Inc. 1,432 214,876
7,574,564
Total Common Stocks
(Cost $69,646,689) 75,046,206
No. of
Warrants
Warrants (0.0%) (c)
Canada (
0.0%
)(c)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(
Cost $0
) 97 511
No. of
Rights
Rights (0.0%) (c)
Taiwan
  (0.0%)
Mega Financial Holding Co. Ltd.(a)
(
Cost $0
)   1,361 275
Shares
Short-Term Investment ( 0 .1% )
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class
(d)
(Cost $108,112)
108,112 108,112
Total Investments ( 99 .8% )
(Cost $ 69,754,801 ) (e) 75,155,104
Other Assets in Excess of Liabilities (0.2%) 141,015
NET ASSETS (100.0%) $75,296,119

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$74 relating to the Fund’s investment in the Liquidity Funds.
(e) At December 31, 2023, the aggregate cost for federal income tax purposes is $69,754,801. The aggregate gross unrealized
appreciation is $7,119,039 and the aggregate gross unrealized depreciation is $1,718,736, resulting in net unrealized appreciation of $5,400,303.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 68 .3%
Banks 11 .6
Pharmaceuticals 7 .4
Semiconductors & Semiconductor Equipment 6 .7
Insurance 6 .0
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Face
Amount Value
Fixed Income Securities (87.9%)
Asset-Backed Securities ( 12.0% )
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) $ 219,339 $ 221,218
Avant Loans Funding Trust,
2021-REV1
1.64%, 7/15/30(a) 440,000 429,862
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 183,473 183,701
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 292,935 293,576
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 100,000 100,266
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 236,250 231,705
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 230,000 233,060
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 42,097 42,073
GM Financial Consumer Automobile Receivables Trust,
2023-4
5.89%, 11/16/26 150,000 150,843
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 135,327 135,260
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
7.04%, 3/25/54(a)(b) 120,151 120,719
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 100,747 100,645
2023-2A
5.93%, 6/15/27(a) 137,856 137,982
2023-3A
6.09%, 6/15/26(a) 187,871 188,091
Marlette Funding Trust,
2020-1A
3.54%, 3/15/30(a) 88,664 87,821
2023-1A
6.07%, 4/15/33(a) 97,562 97,505
2023-3A
6.49%, 9/15/33(a) 389,466 390,004
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 134,497 134,109
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 79,460 79,649
Face
Amount Value
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) $ 67,350 $ 66,490
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 450,000 450,751
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.72%, 7/25/51(a)(b) 340,119 337,493
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.97%, 7/25/51(a)(b) 134,479 133,844
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 197,591 198,535
Reach ABS Trust,
2023-1A
7.05%, 2/18/31(a) 127,394 127,765
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 44,966 44,914
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 64,999 65,752
Upstart Securitization Trust,
2021-5
1.31%, 11/20/31(a) 95,266 94,598
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 698,367 685,585
5,563,816
Commercial Mortgage-Backed Securities ( 12.7% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.36%, 5/15/39(a)(b) 150,000 150,563
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.03%,
6.40%, 10/15/36(a)(b) 260,392 259,991
CME Term SOFR 1 Month + 1.06%,
6.43%, 9/15/36(a)(b) 425,000 415,153
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.30%,
6.91%, 12/15/37(a)(b) 186,543 185,456
CME Term SOFR 1 Month + 1.80%,
7.41%, 12/15/37(a)(b) 288,000 285,415
Connecticut Avenue Securities Trust
SOFR30A + 2.95%,
8.29%, 6/25/42(a)(b) 375,815 388,030
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.50%, 9/9/24(a)(b) 500,000 505,002
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.56%, 7/15/38(a)(b) 513,392 509,771
CME Term SOFR 1 Month + 1.49%,
6.86%, 7/15/38(a)(b) 280,032 276,473

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (12.7%) (cont’d)
FHLMC, REMIC
SOFR30A + 0.66%,
6.00%, 4/15/36(b) $ 236,579 $ 233,368
SOFR30A + 0.51%,
5.85%, 1/15/42(b) 302,593 298,811
FNMA, REMIC
SOFR30A + 0.36%,
5.70%, 6/25/36(b) 231,545 228,674
SOFR30A + 0.65%,
5.99%, 2/25/38(b) 239,860 238,105
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.20%,
6.56%, 5/15/38(a)(b) 250,000 248,816
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.16%,
6.53%, 4/15/38(a)(b) 100,000 99,016
Marlette Funding Trust
6.50%, 4/15/33(a) 160,000 161,334
Med Trust
CME Term SOFR 1 Month + 1.56%,
6.93%, 11/15/38(a)(b) 233,878 229,962
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.28%, 4/15/38(a)(b) 507,370 503,339
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.71%, 10/19/36(a)(b) 100,000 100,344
Radnor RE Ltd.
SOFR30A + 1.85%,
7.19%, 11/25/31(a)(b) 155,155 155,375
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.12%, 1/18/37(a)(b) 425,149 417,510
5,890,508
Corporate Bonds ( 53.8% )
Automobiles (1.0%)
General Motors Co.
6.13%, 10/1/25 225,000 228,090
Hyundai Capital America
5.80%, 6/26/25(a) 246,000 247,404
475,494
Banks (20.4%)
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 200,000 201,069
Banco Santander SA
5.15%, 8/18/25 200,000 198,917
Bank of America Corp.
1.84%, 2/4/25(b) 1,300,000 1,295,034
3.84%, 4/25/25(b) 165,000 163,966
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 600,000 607,058
Bank of Montreal
3.30%, 2/5/24 225,000 224,382
6.11%, 3/8/24(b) 100,000 100,061
Face
Amount Value
BPCE SA
6.02%, 1/14/25(a)(b) $ 500,000 $ 498,920
Citigroup, Inc.
3.35%, 4/24/25(b) 450,000 446,656
6.10%, 5/1/25(b) 625,000 623,533
6.13%, 1/25/26(b) 200,000 198,868
Discover Bank
2.45%, 9/12/24 250,000 244,191
Fifth Third Bancorp
3.65%, 1/25/24 140,000 139,776
4.30%, 1/16/24 100,000 99,877
HSBC Holdings plc
0.98%, 5/24/25(b) 470,000 460,578
ING Groep NV
3.55%, 4/9/24 450,000 447,570
Intesa Sanpaolo SpA
5.25%, 1/12/24 400,000 399,913
JPMorgan Chase & Co.
3.63%, 5/13/24 225,000 223,646
3.85%, 6/14/25 1,075,000 1,066,609
KeyBank NA
5.71%, 6/14/24(b) 250,000 247,243
National Bank of Canada
5.25%, 1/17/25 250,000 250,040
Royal Bank of Canada
4.95%, 4/25/25 140,000 140,135
Standard Chartered plc
0.99%, 1/12/25(a)(b) 310,000 309,636
Swedbank AB
6.14%, 9/12/26(a) 218,000 222,468
Toronto-Dominion Bank (The)
5.53%, 7/17/26 208,000 212,052
Truist Financial Corp.
5.81%, 6/9/25(b) 460,000 453,249
9,475,447
Biotechnology (0.2%)
Amgen, Inc.
5.25%, 3/2/25 80,000 80,213
Capital Markets (5.9%)
Affiliated Managers Group, Inc.
4.25%, 2/15/24 200,000 199,541
Charles Schwab Corp. (The)
5.90%, 3/18/24(b) 480,000 479,920
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 240,000 235,514
4.00%, 3/3/24 350,000 349,021
5.94%, 10/21/24(b) 400,000 399,460
6.14%, 1/24/25(b) 150,000 149,944
Macquarie Bank Ltd.
5.39%, 12/7/26(a) 120,000 121,653
Stifel Financial Corp.
4.25%, 7/18/24 350,000 346,630
UBS Group AG
2.59%, 9/11/25(a)(b) 475,000 464,822
2,746,505

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (53.8%) (cont’d)
Consumer Finance (4.5%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 $ 500,000 $ 482,834
Ally Financial, Inc.
3.88%, 5/21/24 384,000 380,779
Capital One Financial Corp.
4.17%, 5/9/25(b) 395,000 392,110
Ford Motor Credit Co. LLC
5.13%, 6/16/25 200,000 197,573
General Motors Financial Co., Inc.
3.95%, 4/13/24 200,000 198,846
6.72%, 4/7/25(b) 350,000 350,614
Park Aerospace Holdings Ltd.
5.50%, 2/15/24(a) 100,000 99,823
2,102,579
Diversified REITs (0.4%)
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 175,000 174,689
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
6.81%, 6/12/24(b) 925,000 928,274
Electric Utilities (2.8%)
Enel Finance International NV
2.65%, 9/10/24(a) 400,000 390,748
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/24 200,000 198,728
5.75%, 9/1/25 700,000 706,898
1,296,374
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp.
4.75%, 3/30/26 40,000 40,089
TD SYNNEX Corp.
1.25%, 8/9/24 400,000 389,972
430,061
Entertainment (1.3%)
Take-Two Interactive Software, Inc.
3.30%, 3/28/24 9,000 8,945
Warnermedia Holdings, Inc.
6.41%, 3/15/26 589,000 589,434
598,379
Financial Services (2.5%)
Fidelity National Information Services, Inc.
0.60%, 3/1/24 425,000 421,318
Radian Group, Inc.
6.63%, 3/15/25 275,000 276,308
Synchrony Bank
5.40%, 8/22/25 500,000 492,774
1,190,400
Food Products (1.1%)
JDE Peet's NV
0.80%, 9/24/24(a) 525,000 505,122
Face
Amount Value
Ground Transportation (0.7%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) $ 120,000 $ 121,031
SMBC Aviation Capital Finance DAC
3.55%, 4/15/24(a) 200,000 198,672
319,703
Health Care Providers & Services (0.2%)
Centene Corp.
4.25%, 12/15/27 100,000 96,431
Hotels, Restaurants & Leisure (0.7%)
Hyatt Hotels Corp.
1.80%, 10/1/24 325,000 315,484
Insurance (1.8%)
Assurant, Inc.
6.10%, 2/27/26 161,000 163,693
GA Global Funding Trust
0.80%, 9/13/24(a) 200,000 192,276
5.89%, 9/13/24(a)(b) 475,000 471,892
827,861
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 200,000 182,158
Leisure Products (0.7%)
Brunswick Corp.
0.85%, 8/18/24 325,000 314,616
Machinery (0.5%)
Daimler Truck Finance North America LLC
6.45%, 4/5/24(a)(b) 225,000 225,238
Media (0.3%)
Charter Communications Operating LLC
4.91%, 7/23/25 150,000 148,659
Oil, Gas & Consumable Fuels (0.5%)
Occidental Petroleum Corp.
6.95%, 7/1/24 225,000 226,083
Passenger Airlines (0.9%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 438,162 431,675
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 220,000 225,626
Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
3.63%, 1/15/24 200,000 199,820
Specialized REITs (0.4%)
EPR Properties
4.50%, 4/1/25 200,000 196,344
Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 355,994

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (53.8%) (cont’d)
Textiles, Apparel & Luxury Goods (0.5%)
Tapestry, Inc.
7.05%, 11/27/25 $ 225,000 $ 230,091
Trading Companies & Distributors (0.8%)
Air Lease Corp.
0.70%, 2/15/24 150,000 149,080
Aviation Capital Group LLC
5.50%, 12/15/24(a) 230,000 228,882
377,962
Wireless Telecommunication Services (0.7%)
Sprint LLC
7.13%, 6/15/24 340,000 341,704
25,018,986
U.S. Government and Agency Securities ( 9.4% )
U.S. Treasury Bills
0.00%, 5/16/24 2,100,000 2,059,775
0.00%, 6/13/24 2,387,000 2,332,462
4,392,237
Total Fixed Income Securities
(Cost $40,658,471)
40,865,547
–
Shares
Short-Term Investments (12.3%)
Investment Company ( 3.50% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (c)
(Cost $1,625,209)
1,625,209 1,625,209
Face
Amount
Commercial Paper ( 8.8% )
AT&T, Inc.
5.88%, 2/21/24(a) $ 250,000 247,916
Australia & New Zealand Banking
Group Ltd.
5.67%, 5/15/24(a) 500,000 489,837
Brookfield Renewable Energy LP
5.99%, 1/8/24 465,000 464,296
Canadian Imperial Bank of Commerce
5.84%, 5/14/24 500,000 489,877
DNB Bank ASA
5.81%, 7/1/24 500,000 486,749
Harley-Davidson Financial Services,
Inc.
6.11%, 1/22/24 250,000 249,050
HSBC USA, Inc.
6.36%, 9/9/24(a) 250,000 240,352
Lloyds Bank plc
5.79%, 4/1/24 500,000 492,877
Nutrien Ltd.
5.72%, 1/5/24 475,000 474,495
Face
Amount Value
Rogers Communications, Inc.
5.90%, 1/11/24(a) $ 450,000 $ 449,111
Total Commercial Paper
(Cost $4,082,460)
4,084,560
Total Short-Term Investments
(Cost $5,707,669)
5,709,769
Total Investments (100.2%)
(Cost $46,366,140) (d) 46,575,316
Liabilities in Excess of Other Assets (-0.2%)
(110,645)
Net Assets (100.0%) $46,464,671
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$396 relating to the Fund’s investment in the Liquidity Funds.
(d) At December 31, 2023, the aggregate cost for federal income tax purposes is $46,366,140. The aggregate gross unrealized
appreciation is $227,042 and the aggregate gross unrealized
depreciation is $17,866, resulting in net unrealized appreciation of
$209,176.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 27.5%
Banks 20.3
Commercial Mortgage-Backed Securities 12.7
Short-Term Investments 12.3
Asset-Backed Securities 11.9
U.S. Government and Agency Securities 9.4
Capital Markets 5.9
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (99.7%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.(a) 719 $ 185,739
Curtiss-Wright Corp. 388 86,443
HEICO Corp. 419 74,947
Hexcel Corp. 855 63,056
Woodward, Inc. 573 78,002
488,187
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc. 846 73,086
Expeditors International of Washington, Inc. 1,064 135,341
FedEx Corp. 1,679 424,736
GXO Logistics, Inc.(a) 887 54,249
United Parcel Service, Inc., Class  B 5,268 828,288
1,515,700
Automobile Components (0.2%)
Aptiv plc(a) 2,050 183,926
Autoliv, Inc. 610 67,216
BorgWarner, Inc. 1,703 61,053
Lear Corp. 431 60,861
Visteon Corp.(a) 200 24,980
398,036
Automobiles (2.1%)
Ford Motor Co. 28,597 348,598
General Motors Co. 9,935 356,865
Harley-Davidson, Inc. 980 36,103
Rivian Automotive, Inc., Class  A(a) 4,820 113,077
Tesla, Inc.(a) 17,629 4,380,454
Thor Industries, Inc. 385 45,526
5,280,623
Banks (4.2%)
Bank of America Corp. 52,343 1,762,389
Bank OZK 874 43,551
BOK Financial Corp. 229 19,614
Citigroup, Inc. 14,812 761,929
Citizens Financial Group, Inc. 3,598 119,238
Columbia Banking System, Inc. 1,669 44,529
Comerica, Inc. 1,017 56,759
Commerce Bancshares, Inc. 1,018 54,371
Cullen/Frost Bankers, Inc. 482 52,292
East West Bancorp, Inc. 1,082 77,850
Fifth Third Bancorp 5,248 181,004
First Citizens BancShares, Inc., Class  A 81 114,937
First Financial Bankshares, Inc. 1,125 34,087
First Horizon Corp. 4,277 60,562
FNB Corp. 2,880 39,658
Home BancShares, Inc. 1,536 38,907
Huntington Bancshares, Inc. 11,090 141,065
JPMorgan Chase & Co. 19,010 3,233,601
KeyCorp 7,248 104,371
M&T Bank Corp. 1,279 175,325
New York Community Bancorp, Inc. 5,496 56,224
Old National Bancorp 2,378 40,164
Pinnacle Financial Partners, Inc. 581 50,675
PNC Financial Services Group, Inc. (The) 3,076 476,319
Popular, Inc. 564 46,287
Prosperity Bancshares, Inc. 725 49,104
Regions Financial Corp. 7,187 139,284
Shares Value
SouthState Corp. 610 $ 51,514
Synovus Financial Corp. 1,167 43,938
Truist Financial Corp. 10,329 381,347
U.S. Bancorp 12,047 521,394
United Bankshares, Inc. 1,077 40,441
Valley National Bancorp 3,495 37,956
Webster Financial Corp. 1,321 67,054
Wells Fargo & Co. 28,177 1,386,872
Western Alliance Bancorp 868 57,106
Wintrust Financial Corp. 485 44,984
Zions Bancorp NA 1,128 49,485
10,656,187
Beverages (1.7%)
Celsius Holdings, Inc.(a) 1,309 71,367
Coca-Cola Co. (The) 28,828 1,698,834
Coca-Cola Consolidated, Inc. 42 38,993
Keurig Dr Pepper, Inc. 9,005 300,046
Monster Beverage Corp.(a) 6,790 391,172
PepsiCo, Inc. 10,125 1,719,630
4,220,042
Biotechnology (2.7%)
AbbVie, Inc. 12,620 1,955,721
ACADIA Pharmaceuticals, Inc.(a) 855 26,770
Alkermes plc(a) 1,172 32,511
Alnylam Pharmaceuticals, Inc.(a) 892 170,738
Amgen, Inc. 3,822 1,100,813
Apellis Pharmaceuticals, Inc.(a) 676 40,465
Arrowhead Pharmaceuticals, Inc.(a) 725 22,185
Biogen, Inc.(a) 1,028 266,016
BioMarin Pharmaceutical, Inc.(a) 1,319 127,178
Blueprint Medicines Corp.(a) 425 39,202
Denali Therapeutics, Inc.(a) 814 17,468
Exact Sciences Corp.(a) 1,268 93,807
Exelixis, Inc.(a) 2,154 51,675
Gilead Sciences, Inc. 8,899 720,908
Halozyme Therapeutics, Inc.(a) 934 34,521
Incyte Corp.(a) 1,313 82,443
Ionis Pharmaceuticals, Inc.(a) 1,001 50,641
Moderna, Inc.(a) 2,372 235,895
Neurocrine Biosciences, Inc.(a) 682 89,860
Regeneron Pharmaceuticals, Inc.(a) 745 654,326
Sarepta Therapeutics, Inc.(a) 631 60,847
United Therapeutics Corp.(a) 327 71,904
Vertex Pharmaceuticals, Inc.(a) 1,837 747,457
6,693,351
Broadline Retail (3.4%)
Amazon.com, Inc.(a) 55,368 8,412,614
eBay, Inc. 3,280 143,073
Etsy, Inc.(a) 755 61,193
Macy's, Inc. 1,699 34,184
8,651,064
Building Products (1.1%)
A O Smith Corp. 1,250 103,050
AAON, Inc. 712 52,595
Advanced Drainage Systems, Inc. 692 97,323
Allegion plc 892 113,008
AZEK Co., Inc. (The), Class  A(a) 917 35,075
Carlisle Cos., Inc. 844 263,691

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
Carrier Global Corp. 8,624 $ 495,449
Fortune Brands Innovations, Inc. 809 61,597
Johnson Controls International plc 6,946 400,367
Lennox International, Inc. 327 146,339
Masco Corp. 1,445 96,786
Owens Corning 1,539 228,126
Simpson Manufacturing Co., Inc. 440 87,111
Trane Technologies plc 2,335 569,507
Trex Co., Inc.(a) 703 58,201
UFP Industries, Inc. 391 49,090
Zurn Elkay Water Solutions Corp. 926 27,234
2,884,549
Capital Markets (3.9%)
Affiliated Managers Group, Inc. 258 39,066
Ameriprise Financial, Inc. 782 297,027
Ares Management Corp., Class  A 1,186 141,039
Bank of New York Mellon Corp. (The) 5,944 309,385
BlackRock, Inc. 1,136 922,205
Blackstone, Inc. 5,463 715,216
Blue Owl Capital, Inc., Class  A 3,544 52,806
Carlyle Group, Inc. (The) 1,483 60,343
Cboe Global Markets, Inc. 814 145,348
Charles Schwab Corp. (The) 11,485 790,168
CME Group, Inc. 2,782 585,889
Coinbase Global, Inc., Class  A(a) 1,298 225,748
Evercore, Inc., Class  A 277 47,381
FactSet Research Systems, Inc. 288 137,390
Franklin Resources, Inc. 2,216 66,015
Goldman Sachs Group, Inc. (The) 2,520 972,140
Hamilton Lane, Inc., Class  A 252 28,587
Houlihan Lokey, Inc., Class  A 410 49,163
Interactive Brokers Group, Inc., Class  A 813 67,398
Intercontinental Exchange, Inc. 4,394 564,321
Invesco Ltd. 3,410 60,834
Jefferies Financial Group, Inc. 1,491 60,251
KKR & Co., Inc. 5,225 432,891
LPL Financial Holdings, Inc. 581 132,247
MarketAxess Holdings, Inc. 277 81,120
Moody's Corp. 1,185 462,814
Morningstar, Inc. 198 56,676
MSCI, Inc., Class  A 573 324,118
Nasdaq, Inc. 2,641 153,548
Northern Trust Corp. 1,571 132,561
Raymond James Financial, Inc. 1,459 162,679
S&P Global, Inc. 2,372 1,044,913
SEI Investments Co. 839 53,319
State Street Corp. 2,377 184,122
Stifel Financial Corp. 765 52,900
T Rowe Price Group, Inc. 1,694 182,427
Tradeweb Markets, Inc., Class  A 882 80,156
9,874,211
Chemicals (1.3%)
Air Products and Chemicals, Inc. 2,252 616,598
Ashland, Inc. 519 43,757
Axalta Coating Systems Ltd.(a) 2,250 76,433
Balchem Corp. 335 49,831
Cabot Corp. 586 48,931
Shares Value
Celanese Corp., Class  A 1,118 $ 173,704
Eastman Chemical Co. 1,204 108,143
Ecolab, Inc. 2,609 517,495
Element Solutions, Inc. 2,376 54,981
FMC Corp. 1,278 80,578
Huntsman Corp. 1,716 43,123
International Flavors & Fragrances, Inc. 2,363 191,332
Livent Corp.(a) 1,841 33,101
Mosaic Co. (The) 3,351 119,731
PPG Industries, Inc. 2,420 361,911
Sherwin-Williams Co. (The) 2,426 756,669
3,276,318
Commercial Services & Supplies (0.9%)
Casella Waste Systems, Inc., Class  A(a) 493 42,132
Cintas Corp. 552 332,668
Clean Harbors, Inc.(a) 442 77,133
Copart, Inc.(a) 6,506 318,794
MSA Safety, Inc. 374 63,142
Republic Services, Inc., Class  A 1,823 300,631
Rollins, Inc. 2,078 90,746
Stericycle, Inc.(a) 826 40,937
Tetra Tech, Inc. 460 76,788
Veralto Corp. 1,652 135,894
Vestis Corp. 825 17,441
Waste Management, Inc. 3,553 636,342
2,132,648
Communications Equipment (0.9%)
Arista Networks, Inc.(a) 1,691 398,247
Ciena Corp.(a) 1,005 45,235
Cisco Systems, Inc. 27,099 1,369,042
F5, Inc.(a) 406 72,666
Juniper Networks, Inc. 2,155 63,529
Lumentum Holdings, Inc.(a) 459 24,061
Motorola Solutions, Inc. 1,102 345,025
Viasat, Inc.(a) 498 13,919
2,331,724
Construction & Engineering (0.3%)
AECOM 1,217 112,487
Comfort Systems USA, Inc. 310 63,758
EMCOR Group, Inc. 411 88,542
MasTec, Inc.(a) 537 40,662
Quanta Services, Inc. 1,269 273,850
Valmont Industries, Inc. 211 49,271
WillScot Mobile Mini Holdings Corp.(a) 1,687 75,071
703,641
Construction Materials (0.2%)
Summit Materials, Inc., Class  A(a) 2,060 79,228
Vulcan Materials Co. 2,319 526,436
605,664
Consumer Finance (0.7%)
Ally Financial, Inc. 2,313 80,770
American Express Co. 4,585 858,954
Capital One Financial Corp. 2,913 381,953
Credit Acceptance Corp.(a) 50 26,636
Discover Financial Services 1,925 216,370
FirstCash Holdings, Inc. 304 32,951
OneMain Holdings, Inc. 922 45,362

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Consumer Finance (cont’d)
SLM Corp. 1,802 $ 34,454
SoFi Technologies, Inc.(a) 7,665 76,267
Synchrony Financial 3,183 121,559
1,875,276
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class  A 3,004 69,092
BJ's Wholesale Club Holdings, Inc.(a) 862 57,461
Casey's General Stores, Inc. 340 93,411
Costco Wholesale Corp. 2,800 1,848,224
Dollar General Corp. 1,390 188,970
Dollar Tree, Inc.(a) 1,377 195,603
Kroger Co. (The) 6,525 298,258
Performance Food Group Co.(a) 1,384 95,704
Sprouts Farmers Market, Inc.(a) 955 45,945
Sysco Corp. 4,571 334,277
Target Corp. 2,919 415,724
U.S. Foods Holding Corp.(a) 2,244 101,900
Walmart, Inc. 9,086 1,432,408
5,176,977
Containers & Packaging (0.4%)
AptarGroup, Inc. 680 84,062
Avery Dennison Corp. 812 164,154
Ball Corp. 3,231 185,847
Berry Global Group, Inc. 1,199 80,801
Crown Holdings, Inc. 1,223 112,626
Graphic Packaging Holding Co. 3,091 76,193
Packaging Corp. of America 898 146,293
Sealed Air Corp. 1,476 53,903
Silgan Holdings, Inc. 836 37,829
Sonoco Products Co. 989 55,255
Westrock Co. 2,584 107,288
1,104,251
Distributors (0.1%)
Genuine Parts Co. 899 124,512
LKQ Corp. 1,706 81,530
Pool Corp. 244 97,285
303,327
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.(a) 429 40,429
Duolingo, Inc., Class  A(a) 258 58,527
H&R Block, Inc. 1,063 51,418
Service Corp. International 1,118 76,527
226,901
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 47,695 800,322
Iridium Communications, Inc. 832 34,245
Verizon Communications, Inc. 28,093 1,059,106
1,893,673
Electric Utilities (1.1%)
Alliant Energy Corp. 2,252 115,528
Avangrid, Inc. 646 20,937
Constellation Energy Corp. 2,823 329,980
Evergy, Inc. 1,984 103,565
Eversource Energy 3,059 188,802
Exelon Corp. 8,758 314,412
IDACORP, Inc. 435 42,769
Shares Value
NextEra Energy, Inc. 18,034 $ 1,095,385
NRG Energy, Inc. 1,920 99,264
PNM Resources, Inc. 759 31,574
Portland General Electric Co. 870 37,706
Xcel Energy, Inc. 4,858 300,759
2,680,681
Electrical Equipment (1.2%)
Acuity Brands, Inc. 317 64,931
AMETEK, Inc. 2,363 389,635
Atkore, Inc.(a) 380 60,800
Eaton Corp. plc 3,889 936,549
Emerson Electric Co. 5,846 568,991
EnerSys 264 26,653
Generac Holdings, Inc.(a) 623 80,517
Hubbell, Inc., Class  B 551 181,240
nVent Electric plc 1,653 97,676
Plug Power, Inc.(a) 3,574 16,083
Regal Rexnord Corp. 684 101,246
Rockwell Automation, Inc. 1,177 365,435
Sensata Technologies Holding plc 1,548 58,158
Sunrun, Inc.(a) 1,404 27,561
2,975,475
Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc. 394 42,914
Amphenol Corp., Class  A 6,124 607,072
Arrow Electronics, Inc.(a) 353 43,154
Avnet, Inc. 597 30,089
Badger Meter, Inc. 311 48,009
Belden, Inc. 431 33,295
CDW Corp. 891 202,542
Cognex Corp. 1,771 73,922
Coherent Corp.(a) 1,462 63,641
Corning, Inc. 5,173 157,518
Insight Enterprises, Inc.(a) 204 36,147
IPG Photonics Corp.(a) 194 21,057
Jabil, Inc. 818 104,213
Keysight Technologies, Inc.(a) 1,811 288,112
Littelfuse, Inc. 255 68,228
Novanta, Inc.(a) 365 61,470
TD SYNNEX Corp. 327 35,188
Teledyne Technologies, Inc.(a) 481 214,665
Trimble, Inc.(a) 2,534 134,809
Vishay Intertechnology, Inc. 872 20,902
Vontier Corp. 1,022 35,310
Zebra Technologies Corp., Class  A(a) 340 92,932
2,415,189
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 16,430 561,577
Entertainment (1.5%)
AMC Entertainment Holdings, Inc.,
Class  A(a) 1,337 8,182
Atlanta Braves Holdings, Inc., Class  C(a) 416 16,465
Electronic Arts, Inc. 1,623 222,043
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,784 103,436
Liberty Media Corp-Liberty Live, Class  A(a) 509 18,604
Live Nation Entertainment, Inc.(a) 1,084 101,462
Madison Square Garden Sports Corp.(a) 121 22,001

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Netflix, Inc.(a) 2,885 $ 1,404,649
ROBLOX Corp., Class  A(a) 3,102 141,824
Roku, Inc., Class  A(a) 825 75,620
Take-Two Interactive Software, Inc.(a) 1,046 168,354
Walt Disney Co. (The)(a) 13,712 1,238,057
Warner Bros Discovery, Inc.(a) 17,422 198,262
Warner Music Group Corp., Class  A 982 35,146
3,754,105
Financial Services (2.9%)
Affirm Holdings, Inc., Class  A(a) 1,484 72,924
Block, Inc., Class  A(a) 3,619 279,930
Equitable Holdings, Inc. 2,612 86,980
Essent Group Ltd. 838 44,196
Euronet Worldwide, Inc.(a) 291 29,533
Fidelity National Information Services, Inc. 3,967 238,298
Fiserv, Inc.(a) 3,975 528,039
Jack Henry & Associates, Inc. 489 79,907
Mastercard, Inc., Class  A 5,559 2,370,969
MGIC Investment Corp. 2,127 41,030
PayPal Holdings, Inc.(a) 7,130 437,853
Radian Group, Inc. 1,176 33,575
Shift4 Payments, Inc., Class  A(a) 382 28,398
Toast, Inc., Class  A(a) 2,451 44,755
Visa, Inc., Class  A 10,536 2,743,048
Voya Financial, Inc. 802 58,514
Western Union Co. (The) 2,597 30,956
WEX, Inc.(a) 284 55,252
7,204,157
Food Products (1.2%)
Bunge Global SA 1,301 131,336
Campbell Soup Co. 1,806 78,073
Conagra Brands, Inc. 4,348 124,614
Darling Ingredients, Inc.(a) 1,433 71,421
Flowers Foods, Inc. 1,793 40,360
General Mills, Inc. 5,263 342,832
Hershey Co. (The) 1,361 253,745
Hormel Foods Corp. 2,625 84,289
Ingredion, Inc. 579 62,839
J.M. Smucker Co. (The) 939 118,671
Kellanova 2,600 145,366
Kraft Heinz Co. (The) 7,281 269,251
Lamb Weston Holdings, Inc. 1,304 140,949
Lancaster Colony Corp. 173 28,786
McCormick & Co., Inc. (Non-Voting) 2,405 164,550
Mondelez International, Inc., Class  A 12,356 894,945
Simply Good Foods Co. (The)(a) 817 32,353
2,984,380
Gas Utilities (0.1%)
National Fuel Gas Co. 781 39,183
New Jersey Resources Corp. 857 38,205
ONE Gas, Inc. 480 30,585
Southwest Gas Holdings, Inc. 539 34,146
UGI Corp. 1,853 45,584
187,703
Ground Transportation (1.1%)
Avis Budget Group, Inc. 156 27,652
JB Hunt Transport Services, Inc. 602 120,243
Shares Value
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,121 $ 64,626
Landstar System, Inc. 260 50,349
Old Dominion Freight Line, Inc. 681 276,030
Ryder System, Inc. 335 38,545
Saia, Inc.(a) 191 83,700
Uber Technologies, Inc.(a) 13,217 813,771
Union Pacific Corp. 4,426 1,087,114
XPO, Inc.(a) 852 74,627
2,636,657
Health Care Equipment & Supplies (3.1%)
Abbott Laboratories 12,340 1,358,264
Align Technology, Inc.(a) 513 140,562
Baxter International, Inc. 3,595 138,983
Becton Dickinson & Co. 2,071 504,972
Boston Scientific Corp.(a) 10,423 602,554
CONMED Corp. 218 23,873
Cooper Cos., Inc. (The) 352 133,211
DENTSPLY SIRONA, Inc. 1,498 53,314
Dexcom, Inc.(a) 2,718 337,277
Edwards Lifesciences Corp.(a) 4,265 325,206
Envista Holdings Corp.(a) 1,221 29,377
GE HealthCare Technologies, Inc. 2,801 216,573
Globus Medical, Inc., Class  A(a) 817 43,538
Haemonetics Corp.(a) 358 30,613
Hologic, Inc.(a) 1,691 120,822
ICU Medical, Inc.(a) 145 14,462
IDEXX Laboratories, Inc.(a) 587 325,814
Inari Medical, Inc.(a) 350 22,722
Inspire Medical Systems, Inc.(a) 207 42,110
Insulet Corp.(a) 497 107,839
Intuitive Surgical, Inc.(a) 2,500 843,400
iRhythm Technologies, Inc.(a) 216 23,121
Masimo Corp.(a) 308 36,101
Medtronic plc 9,504 782,939
Merit Medical Systems, Inc.(a) 402 30,536
Neogen Corp.(a) 1,542 31,010
Novocure Ltd.(a) 692 10,331
Penumbra, Inc.(a) 265 66,658
QuidelOrtho Corp.(a) 345 25,426
ResMed, Inc. 1,041 179,073
Shockwave Medical, Inc.(a) 260 49,546
STERIS plc 703 154,554
Stryker Corp. 2,539 760,329
Teleflex, Inc. 335 83,529
Zimmer Biomet Holdings, Inc. 1,490 181,333
7,829,972
Health Care Providers & Services (2.7%)
agilon health, Inc.(a) 2,142 26,882
AMN Healthcare Services, Inc.(a) 282 21,116
Centene Corp.(a) 3,773 279,994
Chemed Corp. 105 61,399
Cigna Group (The) 2,052 614,471
CVS Health Corp. 9,181 724,932
DaVita, Inc.(a) 385 40,333
Elevance Health, Inc. 1,673 788,920
Encompass Health Corp. 705 47,038
Ensign Group, Inc. (The) 388 43,537

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Health Care Providers & Services (cont’d)
HealthEquity, Inc.(a) 560 $ 37,128
Henry Schein, Inc.(a) 915 69,275
Humana, Inc. 875 400,584
Laboratory Corp. of America Holdings 604 137,283
Molina Healthcare, Inc.(a) 412 148,860
Option Care Health, Inc.(a) 1,258 42,382
Progyny, Inc.(a) 650 24,167
Quest Diagnostics, Inc. 796 109,752
R1 RCM, Inc.(a) 1,437 15,189
Select Medical Holdings Corp. 722 16,967
Surgery Partners, Inc.(a) 466 14,907
UnitedHealth Group, Inc. 6,029 3,174,088
6,839,204
Health Care Technology (0.1%)
Doximity, Inc., Class  A(a) 820 22,993
Veeva Systems, Inc., Class  A(a) 872 167,877
190,870
Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class  A(a) 2,747 373,977
Aramark 2,365 66,456
Booking Holdings, Inc.(a) 231 819,408
Chipotle Mexican Grill, Inc., Class  A(a) 248 567,166
Choice Hotels International, Inc. 236 26,739
Darden Restaurants, Inc. 1,102 181,059
Domino's Pizza, Inc. 318 131,089
Hilton Grand Vacations, Inc.(a) 604 24,269
Hilton Worldwide Holdings, Inc. 1,879 342,147
Hyatt Hotels Corp., Class  A 341 44,470
Marriott International, Inc., Class  A 1,857 418,772
Marriott Vacations Worldwide Corp. 244 20,713
Planet Fitness, Inc., Class  A(a) 642 46,866
Starbucks Corp. 10,063 966,149
Texas Roadhouse, Inc., Class  A 604 73,827
Vail Resorts, Inc. 290 61,906
Wendy's Co. (The) 1,712 33,350
Wingstop, Inc. 265 67,994
Wyndham Hotels & Resorts, Inc. 606 48,728
Yum! Brands, Inc. 2,543 332,268
4,647,353
Household Durables (0.6%)
D.R. Horton, Inc. 2,563 389,525
KB Home 696 43,472
Leggett & Platt, Inc. 870 22,768
Lennar Corp., Class  A 2,236 333,253
Meritage Homes Corp. 312 54,350
Mohawk Industries, Inc.(a) 335 34,673
Newell Brands, Inc. 2,625 22,785
NVR, Inc.(a) 27 189,012
PulteGroup, Inc. 1,888 194,879
Taylor Morrison Home Corp., Class  A(a) 929 49,562
Tempur Sealy International, Inc. 1,083 55,201
TopBuild Corp.(a) 277 103,670
Whirlpool Corp. 339 41,280
1,534,430
Household Products (1.2%)
Church & Dwight Co., Inc. 1,567 148,176
Clorox Co. (The) 787 112,218
Shares Value
Colgate-Palmolive Co. 5,213 $ 415,528
Kimberly-Clark Corp. 2,156 261,976
Procter & Gamble Co. (The) 14,969 2,193,557
3,131,455
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 5,891 113,402
Brookfield Renewable Corp., Class  A 1,143 32,907
Clearway Energy, Inc., Class  C 1,015 27,841
Ormat Technologies, Inc. 461 34,939
209,089
Insurance (2.2%)
Aflac, Inc. 4,078 336,435
Allstate Corp. (The) 2,013 281,780
American Financial Group, Inc. 595 70,740
American International Group, Inc. 5,430 367,883
Arch Capital Group Ltd.(a) 2,806 208,402
Axis Capital Holdings Ltd. 628 34,772
Brown & Brown, Inc. 1,793 127,500
Cincinnati Financial Corp. 1,190 123,117
Everest Group Ltd. 331 117,035
First American Financial Corp. 760 48,974
Globe Life, Inc. 713 86,786
Hanover Insurance Group, Inc. (The) 281 34,119
Hartford Financial Services Group, Inc.
(The) 2,321 186,562
Kinsale Capital Group, Inc. 176 58,944
Lincoln National Corp. 1,374 37,057
Marsh & McLennan Cos., Inc. 3,820 723,775
MetLife, Inc. 4,859 321,326
Old Republic International Corp. 2,005 58,947
Primerica, Inc. 270 55,555
Principal Financial Group, Inc. 1,837 144,517
Progressive Corp. (The) 4,525 720,742
Prudential Financial, Inc. 2,792 289,558
Reinsurance Group of America, Inc. 508 82,184
RenaissanceRe Holdings Ltd. 389 76,244
RLI Corp. 323 42,998
Ryan Specialty Holdings, Inc., Class  A(a) 767 32,996
Selective Insurance Group, Inc. 476 47,353
Travelers Cos., Inc. (The) 1,763 335,834
Unum Group 1,499 67,785
W. R. Berkley Corp. 1,561 110,394
White Mountains Insurance Group Ltd. 19 28,595
Willis Towers Watson plc 797 192,236
5,451,145
Interactive Media & Services (3.9%)
Alphabet, Inc., Class  A(a) 68,539 9,574,213
IAC, Inc.(a) 512 26,819
Pinterest, Inc., Class  A(a) 3,857 142,863
Snap, Inc., Class  A(a) 6,876 116,411
ZoomInfo Technologies, Inc., Class  A(a) 2,046 37,830
9,898,136
IT Services (1.7%)
Accenture plc, Class  A 4,184 1,468,207
Akamai Technologies, Inc.(a) 1,002 118,587
Amdocs Ltd. 815 71,630
Cloudflare, Inc., Class  A(a) 1,946 162,024

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
IT Services (cont’d)
Cognizant Technology Solutions Corp.,
Class  A 3,336 $ 251,968
DXC Technology Co.(a) 1,275 29,159
EPAM Systems, Inc.(a) 379 112,692
Gartner, Inc.(a) 564 254,426
International Business Machines Corp. 6,099 997,492
MongoDB, Inc., Class  A(a) 456 186,436
Okta, Inc., Class  A(a) 1,012 91,616
Snowflake, Inc., Class  A(a) 2,010 399,990
Twilio, Inc., Class  A(a) 1,153 87,478
VeriSign, Inc.(a) 613 126,254
4,357,959
Leisure Products (0.1%)
Brunswick Corp. 700 67,725
Hasbro, Inc. 813 41,512
Mattel, Inc.(a) 2,288 43,197
152,434
Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc. 2,080 289,182
Avantor, Inc.(a) 4,705 107,415
Bio-Rad Laboratories, Inc., Class  A(a) 146 47,142
Bio-Techne Corp. 1,117 86,188
Bruker Corp. 663 48,717
Charles River Laboratories International,
Inc.(a) 359 84,867
Danaher Corp. 4,823 1,115,753
Fortrea Holdings, Inc.(a) 633 22,092
Illumina, Inc.(a) 1,132 157,619
IQVIA Holdings, Inc.(a) 1,289 298,249
Medpace Holdings, Inc.(a) 173 53,030
Mettler-Toledo International, Inc.(a) 152 184,370
PerkinElmer, Inc. 880 96,193
Repligen Corp.(a) 371 66,706
Thermo Fisher Scientific, Inc. 2,761 1,465,511
Waters Corp.(a) 421 138,606
West Pharmaceutical Services, Inc. 525 184,863
4,446,503
Machinery (3.3%)
AGCO Corp. 633 76,853
Allison Transmission Holdings, Inc. 906 52,684
Caterpillar, Inc. 4,394 1,299,174
Chart Industries, Inc.(a) 430 58,622
CNH Industrial NV 9,373 114,163
Cummins, Inc. 1,433 343,304
Deere & Co. 2,545 1,017,669
Donaldson Co., Inc. 1,227 80,184
Dover Corp. 1,431 220,102
Esab Corp. 606 52,492
Flowserve Corp. 1,328 54,740
Fortive Corp. 3,613 266,025
Franklin Electric Co., Inc. 416 40,206
Graco, Inc. 1,712 148,533
IDEX Corp. 778 168,912
Illinois Tool Works, Inc. 3,089 809,133
Ingersoll Rand, Inc. 4,156 321,425
ITT, Inc. 847 101,064
Lincoln Electric Holdings, Inc. 571 124,170
Shares Value
Middleby Corp. (The)(a) 539 $ 79,325
Mueller Industries, Inc. 1,165 54,930
Nordson Corp. 522 137,891
Oshkosh Corp. 679 73,610
Otis Worldwide Corp. 4,217 377,295
PACCAR, Inc.(a) 5,288 516,373
Parker-Hannifin Corp. 1,315 605,820
Pentair plc 1,683 122,371
Snap-on, Inc. 538 155,396
SPX Technologies, Inc.(a) 466 47,071
Stanley Black & Decker, Inc. 1,541 151,172
Timken Co. (The) 674 54,021
Toro Co. (The) 1,066 102,325
Watts Water Technologies, Inc., Class  A 277 57,710
Westinghouse Air Brake Technologies Corp. 1,824 231,466
Xylem, Inc. 2,471 282,584
8,398,815
Media (0.9%)
Cable One, Inc. 27 15,028
Charter Communications, Inc., Class  A(a) 677 263,136
Comcast Corp., Class  A 26,632 1,167,813
Interpublic Group of Cos., Inc. (The) 2,916 95,178
Liberty Broadband Corp., Class  C(a) 897 72,289
New York Times Co. (The), Class  A 1,231 60,307
Nexstar Media Group, Inc., Class  A 254 39,815
Omnicom Group, Inc. 1,490 128,900
Paramount Global, Class  B 4,417 65,328
Sirius XM Holdings, Inc. 4,658 25,479
TEGNA, Inc. 1,453 22,231
Trade Desk, Inc. (The), Class  A(a) 2,965 213,361
2,168,865
Metals & Mining (0.6%)
ATI, Inc.(a) 2,234 101,580
Commercial Metals Co. 2,024 101,281
Nucor Corp. 3,523 613,143
Reliance Steel & Aluminum Co. 996 278,561
Steel Dynamics, Inc. 2,648 312,729
1,407,294
Multi-Utilities (0.9%)
Ameren Corp. 2,301 166,454
Black Hills Corp. 579 31,237
CMS Energy Corp. 2,550 148,078
Consolidated Edison, Inc. 3,047 277,186
Dominion Energy, Inc. 7,367 346,249
DTE Energy Co. 1,819 200,563
NiSource, Inc. 3,623 96,191
Public Service Enterprise Group, Inc. 4,384 268,082
Sempra 5,545 414,378
WEC Energy Group, Inc. 2,785 234,413
2,182,831
Oil, Gas & Consumable Fuels (0.2%)
Occidental Petroleum Corp. 10,094 602,713
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 406 28,757
Passenger Airlines (0.2%)
Alaska Air Group, Inc.(a) 930 36,335
American Airlines Group, Inc.(a) 4,502 61,857

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Passenger Airlines (cont’d)
Delta Air Lines, Inc. 4,647 $ 186,949
Southwest Airlines Co. 4,325 124,906
410,047
Personal Care Products (0.1%)
BellRing Brands, Inc.(a) 824 45,674
Coty, Inc., Class  A(a) 2,274 28,243
elf Beauty, Inc.(a) 327 47,199
Estee Lauder Cos., Inc. (The), Class  A 1,470 214,988
336,104
Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co. 14,554 746,766
Catalent, Inc.(a) 1,251 56,207
Elanco Animal Health, Inc.(a) 3,471 51,718
Eli Lilly & Co. 5,555 3,238,121
Jazz Pharmaceuticals plc(a) 435 53,505
Merck & Co., Inc. 18,113 1,974,679
Organon & Co. 1,823 26,288
Perrigo Co. plc 963 30,989
Pfizer, Inc. 40,400 1,163,116
Royalty Pharma plc, Class  A 2,710 76,124
Zoetis, Inc., Class  A 3,279 647,176
8,064,689
Professional Services (1.0%)
Alight, Inc., Class  A(a) 2,823 24,080
Automatic Data Processing, Inc. 2,731 636,241
Booz Allen Hamilton Holding Corp.,
Class  A 976 124,840
Broadridge Financial Solutions, Inc. 787 161,925
Ceridian HCM Holding, Inc.(a) 999 67,053
Concentrix Corp. 292 28,677
Dun & Bradstreet Holdings, Inc. 1,859 21,750
Equifax, Inc. 927 229,238
ExlService Holdings, Inc.(a) 1,105 34,089
Exponent, Inc. 386 33,984
FTI Consulting, Inc.(a) 257 51,182
Genpact Ltd. 1,113 38,632
Insperity, Inc. 268 31,415
ManpowerGroup, Inc. 384 30,517
Maximus, Inc. 462 38,743
Paychex, Inc. 2,165 257,873
Paycom Software, Inc. 343 70,905
Paylocity Holding Corp.(a) 286 47,147
Robert Half, Inc. 798 70,160
Science Applications International Corp. 353 43,885
SS&C Technologies Holdings, Inc. 1,463 89,404
TransUnion 1,461 100,385
TriNet Group, Inc.(a) 249 29,614
Verisk Analytics, Inc., Class  A 1,076 257,014
2,518,753
Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class  A(a) 2,686 250,040
CoStar Group, Inc.(a) 3,018 263,743
Howard Hughes Holdings, Inc.(a) 322 27,547
Jones Lang LaSalle, Inc.(a) 414 78,192
Zillow Group, Inc., Class  C(a) 1,370 79,268
698,790
Shares Value
Semiconductors & Semiconductor Equipment (8.5%)
Advanced Micro Devices, Inc.(a) 10,687 $ 1,575,371
Allegro MicroSystems, Inc.(a) 481 14,560
Analog Devices, Inc. 3,300 655,248
Applied Materials, Inc. 5,564 901,757
Broadcom, Inc. 3,052 3,406,795
Cirrus Logic, Inc.(a) 373 31,030
Diodes, Inc.(a) 299 24,075
Enphase Energy, Inc.(a) 872 115,226
Entegris, Inc. 1,000 119,820
First Solar, Inc.(a) 664 114,394
Intel Corp. 28,167 1,415,392
KLA Corp. 905 526,076
Lam Research Corp. 875 685,353
Lattice Semiconductor Corp.(a) 912 62,919
Marvell Technology, Inc. 5,697 343,586
Microchip Technology, Inc. 3,531 318,426
Micron Technology, Inc. 7,334 625,884
MKS Instruments, Inc. 639 65,734
Monolithic Power Systems, Inc. 303 191,126
NVIDIA Corp. 14,597 7,228,726
ON Semiconductor Corp.(a) 2,855 238,478
Onto Innovation, Inc.(a) 327 49,998
Power Integrations, Inc. 380 31,202
Qorvo, Inc.(a) 660 74,323
QUALCOMM, Inc. 7,432 1,074,890
Rambus, Inc.(a) 730 49,822
Silicon Laboratories, Inc.(a) 208 27,512
Skyworks Solutions, Inc. 1,068 120,065
SolarEdge Technologies, Inc.(a) 373 34,913
Teradyne, Inc. 1,030 111,776
Texas Instruments, Inc. 6,062 1,033,329
Universal Display Corp. 290 55,465
Wolfspeed, Inc.(a) 828 36,026
21,359,297
Software (11.7%)
Adobe, Inc.(a) 3,022 1,802,925
Altair Engineering, Inc., Class  A(a) 364 30,631
ANSYS, Inc.(a) 583 211,559
Appfolio, Inc., Class  A(a) 124 21,482
AppLovin Corp., Class  A(a) 938 37,379
Aspen Technology, Inc.(a) 187 41,168
Atlassian Corp., Class  A(a) 1,023 243,331
Autodesk, Inc.(a) 1,420 345,742
BILL Holdings, Inc.(a) 656 53,523
Box, Inc., Class  A(a) 960 24,586
Cadence Design Systems, Inc.(a) 1,797 489,449
Confluent, Inc., Class  A(a) 1,342 31,403
Crowdstrike Holdings, Inc., Class  A(a) 1,479 377,618
Datadog, Inc., Class  A(a) 1,799 218,363
DocuSign, Inc., Class  A(a) 1,352 80,376
Dolby Laboratories, Inc., Class  A 398 34,300
Dropbox, Inc., Class  A(a) 1,762 51,944
Dynatrace, Inc.(a) 1,593 87,121
Elastic NV(a) 528 59,506
Fair Isaac Corp.(a) 180 209,522
Five9, Inc.(a) 476 37,456
Fortinet, Inc.(a) 4,259 249,279
Gen Digital, Inc. 3,944 90,002

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Guidewire Software, Inc.(a) 548 $ 59,754
HashiCorp, Inc., Class  A(a) 632 14,941
HubSpot, Inc.(a) 319 185,192
Intuit, Inc. 1,818 1,136,305
Manhattan Associates, Inc.(a) 412 88,712
Microsoft Corp. 43,684 16,426,931
Nutanix, Inc., Class  A(a) 1,604 76,495
Oracle Corp. 10,608 1,118,401
Palo Alto Networks, Inc.(a) 2,073 611,286
PTC, Inc.(a) 788 137,868
Qualys, Inc.(a) 243 47,696
Roper Technologies, Inc. 713 388,706
Salesforce, Inc.(a) 6,291 1,655,414
SentinelOne, Inc., Class  A(a) 1,502 41,215
ServiceNow, Inc.(a) 1,363 962,946
Smartsheet, Inc., Class  A(a) 864 41,316
Splunk, Inc.(a) 1,028 156,616
SPS Commerce, Inc.(a) 244 47,297
Synopsys, Inc.(a) 1,008 519,029
Tenable Holdings, Inc.(a) 755 34,775
Teradata Corp.(a) 672 29,239
Tyler Technologies, Inc.(a) 280 117,074
Workday, Inc., Class  A(a) 1,373 379,030
Workiva, Inc., Class  A(a) 316 32,083
Zoom Video Communications, Inc.,
Class  A(a) 1,530 110,022
Zscaler, Inc.(a) 584 129,391
29,376,399
Specialty Retail (2.3%)
Academy Sports & Outdoors, Inc. 502 33,132
Advance Auto Parts, Inc. 374 22,825
Asbury Automotive Group, Inc.(a) 128 28,796
AutoNation, Inc.(a) 183 27,483
AutoZone, Inc.(a) 111 287,003
Bath & Body Works, Inc. 1,476 63,704
Best Buy Co., Inc. 1,242 97,224
Burlington Stores, Inc.(a) 409 79,542
CarMax, Inc.(a) 1,007 77,277
Chewy, Inc., Class  A(a) 737 17,415
Dick's Sporting Goods, Inc. 362 53,196
Five Below, Inc.(a) 345 73,540
Floor & Decor Holdings, Inc., Class  A(a) 667 74,410
GameStop Corp., Class  A(a) 1,691 29,643
Home Depot, Inc. (The) 6,309 2,186,384
Lithia Motors, Inc., Class  A 170 55,978
Lowe's Cos., Inc. 3,647 811,640
O'Reilly Automotive, Inc.(a) 371 352,480
Penske Automotive Group, Inc. 118 18,940
RH(a) 95 27,691
Ross Stores, Inc. 2,104 291,173
TJX Cos., Inc. (The) 7,221 677,402
Tractor Supply Co. 691 148,586
Ulta Beauty, Inc.(a) 312 152,877
Williams-Sonoma, Inc. 381 76,878
5,765,219
Technology Hardware, Storage & Peripherals (7.5%)
Apple, Inc. 92,604 17,829,048
Shares Value
Dell Technologies, Inc., Class  C 1,650 $ 126,225
Hewlett Packard Enterprise Co. 8,523 144,721
HP, Inc. 5,799 174,492
NetApp, Inc. 1,369 120,691
Pure Storage, Inc., Class  A(a) 1,944 69,323
Seagate Technology Holdings plc 1,385 118,238
Super Micro Computer, Inc.(a) 309 87,836
Western Digital Corp.(a) 2,136 111,862
18,782,436
Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.(a) 755 37,931
Columbia Sportswear Co. 229 18,215
Crocs, Inc.(a) 388 36,243
Deckers Outdoor Corp.(a) 161 107,617
Lululemon Athletica, Inc.(a) 700 357,903
NIKE, Inc., Class  B 7,518 816,229
PVH Corp. 403 49,214
Ralph Lauren Corp., Class  A 253 36,483
Skechers USA, Inc., Class  A(a) 862 53,737
Tapestry, Inc. 1,496 55,068
VF Corp. 2,278 42,827
1,611,467
Trading Companies & Distributors (0.5%)
Air Lease Corp., Class  A 1,105 46,344
Applied Industrial Technologies, Inc. 387 66,831
Beacon Roofing Supply, Inc.(a) 330 28,716
Core & Main, Inc., Class  A(a) 1,302 52,614
Fastenal Co. 3,644 236,022
GATX Corp. 360 43,279
MSC Industrial Direct Co., Inc., Class  A 301 30,479
SiteOne Landscape Supply, Inc.(a) 280 45,500
United Rentals, Inc. 695 398,527
WESCO International, Inc. 281 48,860
WW Grainger, Inc. 285 236,177
1,233,349
Water Utilities (0.1%)
American Water Works Co., Inc. 1,718 226,759
Essential Utilities, Inc. 2,136 79,779
306,538
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. 3,549 569,011
Total Common Stocks
(Cost $213,990,354) 250,202,198
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $490,001)
490,001 490,001
Total Investments ( 99.9% )
(Cost $214,480,355 ) (d) 250,692,199
Other Assets in Excess of Liabilities (0.1%) 196,892
NET ASSETS (100.0%) $250,889,091

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$280 relating to the Fund’s investment in the Liquidity Funds.
(d) At December 31, 2023, the aggregate cost for federal income tax purposes is $214,480,355. The aggregate gross unrealized appreciation is $40,258,740 and the aggregate gross unrealized depreciation is $4,046,896, resulting in net unrealized appreciation of $36,211,844.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 72.3%
Software 11.7
Semiconductors & Semiconductor Equipment 8.5
Technology Hardware, Storage & Peripherals 7.5
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (99.7%)
Air Freight & Logistics ( 0 .6% )
Expeditors International of Washington, Inc. 212 $ 26,967
United Parcel Service, Inc., Class  B 1,070 168,236
195,203
Automobile Components ( 0 .2% )
Aptiv plc(a) 413 37,054
BorgWarner, Inc. 334 11,974
49,028
Automobiles ( 0 .0% ) (b)
Thor Industries, Inc. 74 8,751
Banks ( 5 .3% )
Bank of America Corp. 10,272 345,858
Citigroup, Inc. 2,830 145,575
Comerica, Inc. 192 10,716
Commerce Bancshares, Inc. 190 10,148
Cullen/Frost Bankers, Inc. 90 9,764
East West Bancorp, Inc. 205 14,750
First Citizens BancShares, Inc., Class  A 16 22,703
First Financial Bankshares, Inc. 207 6,272
First Horizon Corp. 807 11,427
JPMorgan Chase & Co. 4,222 718,162
KeyCorp 1,347 19,397
M&T Bank Corp. 242 33,173
New York Community Bancorp, Inc. 1,040 10,639
Pinnacle Financial Partners, Inc. 113 9,856
PNC Financial Services Group, Inc. (The) 582 90,123
Regions Financial Corp. 1,344 26,047
Synovus Financial Corp. 218 8,208
U.S. Bancorp 2,278 98,592
Western Alliance Bancorp 158 10,395
Zions Bancorp NA 213 9,344
1,611,149
Beverages ( 2 .6% )
Celsius Holdings, Inc.(a) 211 11,504
Coca-Cola Co. (The) 5,744 338,494
Keurig Dr Pepper, Inc. 1,454 48,447
Monster Beverage Corp.(a) 1,096 63,141
PepsiCo, Inc. 2,023 343,586
805,172
Biotechnology ( 3 .8% )
AbbVie, Inc. 2,602 403,232
Amgen, Inc. 790 227,536
Biogen, Inc.(a) 211 54,600
Gilead Sciences, Inc. 1,845 149,463
Moderna, Inc.(a) 482 47,935
Regeneron Pharmaceuticals, Inc.(a) 153 134,378
Vertex Pharmaceuticals, Inc.(a) 377 153,398
1,170,542
Broadline Retail ( 0 .1% )
eBay, Inc. 759 33,108
Etsy, Inc.(a) 171 13,859
46,967
Building Products ( 0 .7% )
A O Smith Corp. 180 14,839
AAON, Inc. 102 7,535
Shares Value
Carrier Global Corp. 1,229 $ 70,606
Johnson Controls International plc 985 56,775
Lennox International, Inc. 47 21,033
Owens Corning 129 19,122
Trex Co., Inc.(a) 158 13,081
202,991
Capital Markets ( 2 .4% )
Affiliated Managers Group, Inc. 49 7,419
Ameriprise Financial, Inc. 148 56,215
Bank of New York Mellon Corp. (The) 1,125 58,556
Carlyle Group, Inc. (The) 281 11,434
Evercore, Inc., Class  A 52 8,895
FactSet Research Systems, Inc. 56 26,715
Franklin Resources, Inc. 419 12,482
Interactive Brokers Group, Inc., Class  A 153 12,684
Intercontinental Exchange, Inc. 831 106,725
Jefferies Financial Group, Inc. 241 9,739
MarketAxess Holdings, Inc. 54 15,814
Moody's Corp. 232 90,610
Morningstar, Inc. 39 11,163
Nasdaq, Inc. 500 29,070
Raymond James Financial, Inc. 276 30,774
S&P Global, Inc. 468 206,163
State Street Corp. 450 34,857
729,315
Chemicals ( 0 .6% )
Ashland, Inc. 75 6,323
Balchem Corp. 48 7,140
Cabot Corp. 80 6,680
Celanese Corp., Class  A 159 24,704
Eastman Chemical Co. 173 15,539
Ecolab, Inc. 372 73,786
FMC Corp. 177 11,160
Huntsman Corp. 241 6,056
International Flavors & Fragrances, Inc. 333 26,963
178,351
Commercial Services & Supplies ( 0 .9% )
Clean Harbors, Inc.(a) 74 12,914
Copart, Inc.(a) 1,276 62,524
Republic Services, Inc., Class  A 302 49,803
Rollins, Inc. 408 17,817
Tetra Tech, Inc. 79 13,187
Waste Management, Inc. 589 105,490
261,735
Communications Equipment ( 1 .1% )
Ciena Corp.(a) 214 9,632
Cisco Systems, Inc. 5,988 302,514
Juniper Networks, Inc. 461 13,590
325,736
Construction & Engineering ( 0 .3% )
AECOM 199 18,394
EMCOR Group, Inc. 68 14,649
Quanta Services, Inc. 210 45,318
Valmont Industries, Inc. 29 6,772
85,133
Construction Materials ( 0 .2% )
Summit Materials, Inc., Class  A(a) 180 6,923

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Construction Materials (cont’d)
Vulcan Materials Co. 195 $ 44,267
51,190
Consumer Finance ( 0 .8% )
American Express Co. 875 163,922
Credit Acceptance Corp.(a) 9 4,794
Discover Financial Services 364 40,914
OneMain Holdings, Inc. 175 8,610
SoFi Technologies, Inc.(a) 1,406 13,990
232,230
Consumer Staples Distribution & Retail ( 2 .3% )
Casey's General Stores, Inc. 54 14,836
Costco Wholesale Corp. 650 429,052
Dollar General Corp. 321 43,640
Kroger Co. (The) 1,047 47,858
Sprouts Farmers Market, Inc.(a) 148 7,120
Sysco Corp. 738 53,970
Target Corp. 675 96,134
692,610
Containers & Packaging ( 0 .3% )
AptarGroup, Inc. 98 12,115
Ball Corp. 459 26,402
Graphic Packaging Holding Co. 443 10,920
Sealed Air Corp. 218 7,961
Sonoco Products Co. 147 8,213
Westrock Co. 371 15,404
81,015
Distributors ( 0 .1% )
LKQ Corp. 389 18,590
Diversified Consumer Services ( 0 .1% )
Bright Horizons Family Solutions, Inc.(a) 86 8,105
Service Corp. International 212 14,511
22,616
Diversified Telecommunication Services ( 0 .8% )
Verizon Communications, Inc. 6,213 234,230
Electric Utilities ( 0 .5% )
Avangrid, Inc. 109 3,533
Eversource Energy 510 31,477
Exelon Corp. 1,456 52,271
IDACORP, Inc. 76 7,472
NRG Energy, Inc. 319 16,492
Portland General Electric Co. 153 6,631
Xcel Energy, Inc. 808 50,023
167,899
Electrical Equipment ( 0 .5% )
Emerson Electric Co. 833 81,076
nVent Electric plc 237 14,004
Rockwell Automation, Inc. 168 52,161
Sensata Technologies Holding plc 212 7,965
Sunrun, Inc.(a) 291 5,712
160,918
Electronic Equipment, Instruments & Components ( 0 .6% )
Advanced Energy Industries, Inc. 56 6,099
Amphenol Corp., Class  A 872 86,441
Avnet, Inc. 132 6,653
Shares Value
Badger Meter, Inc. 43 $ 6,638
Belden, Inc. 56 4,326
CDW Corp. 196 44,555
IPG Photonics Corp.(a) 40 4,341
Trimble, Inc.(a) 363 19,312
Zebra Technologies Corp., Class  A(a) 75 20,500
198,865
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 1,473 50,347
Entertainment ( 2 .2% )
Atlanta Braves Holdings, Inc., Class  C(a) 84 3,325
Electronic Arts, Inc. 357 48,841
Liberty Media Corp-Liberty Formula One,
Class  A(a) 350 20,293
Liberty Media Corp-Liberty Live, Class  A(a) 102 3,728
Netflix, Inc.(a) 637 310,143
Roku, Inc., Class  A(a) 182 16,682
Walt Disney Co. (The)(a) 2,704 244,144
Warner Bros Discovery, Inc.(a) 3,408 38,783
685,939
Financial Services ( 4 .7% )
Equitable Holdings, Inc. 494 16,450
Fidelity National Information Services, Inc. 866 52,021
Fiserv, Inc.(a) 873 115,969
Jack Henry & Associates, Inc. 106 17,321
Mastercard, Inc., Class  A 1,227 523,328
MGIC Investment Corp. 403 7,774
PayPal Holdings, Inc.(a) 1,567 96,229
Radian Group, Inc. 223 6,367
Visa, Inc., Class  A 2,325 605,314
1,440,773
Food Products ( 1 .2% )
Bunge Global SA 210 21,200
Campbell Soup Co. 288 12,450
Conagra Brands, Inc. 697 19,976
General Mills, Inc. 850 55,369
Hershey Co. (The) 218 40,644
J.M. Smucker Co. (The) 150 18,957
Kellanova 420 23,482
Kraft Heinz Co. (The) 1,176 43,488
Mondelez International, Inc., Class  A 2,014 145,874
381,440
Gas Utilities ( 0 .1% )
ONE Gas, Inc. 83 5,289
Southwest Gas Holdings, Inc. 90 5,701
UGI Corp. 295 7,257
18,247
Ground Transportation ( 0 .7% )
Avis Budget Group, Inc. 31 5,495
Union Pacific Corp. 898 220,567
226,062
Health Care Equipment & Supplies ( 3 .0% )
Abbott Laboratories 2,547 280,348
Align Technology, Inc.(a) 104 28,496
Becton Dickinson & Co. 425 103,628
Edwards Lifesciences Corp.(a) 876 66,795

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Globus Medical, Inc., Class  A(a) 168 $ 8,953
Haemonetics Corp.(a) 76 6,499
Hologic, Inc.(a) 347 24,793
ICU Medical, Inc.(a) 27 2,693
Insulet Corp.(a) 101 21,915
iRhythm Technologies, Inc.(a) 45 4,817
Medtronic plc 1,969 162,206
Neogen Corp.(a) 329 6,616
Penumbra, Inc.(a) 54 13,583
Stryker Corp. 526 157,516
Zimmer Biomet Holdings, Inc. 306 37,240
926,098
Health Care Providers & Services ( 4 .2% )
AMN Healthcare Services, Inc.(a) 51 3,819
Centene Corp.(a) 775 57,513
Cigna Group (The) 421 126,069
CVS Health Corp. 1,904 150,340
Elevance Health, Inc. 347 163,631
Ensign Group, Inc. (The) 82 9,201
Laboratory Corp. of America Holdings 124 28,184
Quest Diagnostics, Inc. 163 22,474
UnitedHealth Group, Inc. 1,359 715,473
1,276,704
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A(a) 604 82,229
Booking Holdings, Inc.(a) 51 180,908
Domino's Pizza, Inc. 51 21,024
Hilton Worldwide Holdings, Inc. 369 67,191
Marriott International, Inc., Class  A 364 82,086
Wendy's Co. (The) 263 5,123
Yum! Brands, Inc. 411 53,701
492,262
Household Durables ( 0 .1% )
Meritage Homes Corp. 54 9,407
Newell Brands, Inc. 571 4,956
Tempur Sealy International, Inc. 245 12,488
TopBuild Corp.(a) 46 17,216
44,067
Household Products ( 0 .6% )
Clorox Co. (The) 181 25,809
Colgate-Palmolive Co. 1,206 96,130
Kimberly-Clark Corp. 494 60,026
181,965
Independent Power and Renewable Electricity Producers ( 0 .1% )
AES Corp. (The) 962 18,519
Ormat Technologies, Inc. 81 6,139
24,658
Insurance ( 2 .3% )
Aflac, Inc. 772 63,690
Allstate Corp. (The) 381 53,332
First American Financial Corp. 144 9,279
Hartford Financial Services Group, Inc.
(The) 439 35,287
Lincoln National Corp. 235 6,338
Marsh & McLennan Cos., Inc. 722 136,797
MetLife, Inc. 920 60,840
Shares Value
Primerica, Inc. 51 $ 10,494
Principal Financial Group, Inc. 348 27,377
Progressive Corp. (The) 865 137,777
Prudential Financial, Inc. 528 54,759
Reinsurance Group of America, Inc. 96 15,531
RenaissanceRe Holdings Ltd. 75 14,700
Selective Insurance Group, Inc. 90 8,953
Travelers Cos., Inc. (The) 334 63,624
White Mountains Insurance Group Ltd. 3 4,515
703,293
Interactive Media & Services ( 0 .1% )
Pinterest, Inc., Class  A(a) 845 31,299
IT Services ( 0 .6% )
Akamai Technologies, Inc.(a) 217 25,682
Amdocs Ltd. 177 15,557
Cognizant Technology Solutions Corp.,
Class  A 734 55,439
Gartner, Inc.(a) 111 50,073
Okta, Inc., Class  A(a) 227 20,550
Twilio, Inc., Class  A(a) 251 19,043
186,344
Leisure Products ( 0 .1% )
Brunswick Corp. 99 9,578
Mattel, Inc.(a) 529 9,988
19,566
Life Sciences Tools & Services ( 0 .8% )
Agilent Technologies, Inc. 427 59,366
Charles River Laboratories International,
Inc.(a) 75 17,730
Fortrea Holdings, Inc.(a) 135 4,711
Illumina, Inc.(a) 230 32,025
IQVIA Holdings, Inc.(a) 265 61,316
Waters Corp.(a) 86 28,314
West Pharmaceutical Services, Inc. 108 38,029
241,491
Machinery ( 1 .6% )
Cummins, Inc. 204 48,872
Deere & Co. 393 157,149
Flowserve Corp. 198 8,162
Fortive Corp. 514 37,846
Franklin Electric Co., Inc. 60 5,799
IDEX Corp. 111 24,099
Illinois Tool Works, Inc. 440 115,254
ITT, Inc. 120 14,318
Lincoln Electric Holdings, Inc. 82 17,832
Nordson Corp. 75 19,812
Stanley Black & Decker, Inc. 221 21,680
Westinghouse Air Brake Technologies Corp. 260 32,994
503,817
Media ( 0 .4% )
Cable One, Inc. 6 3,340
Interpublic Group of Cos., Inc. (The) 560 18,278
Liberty Broadband Corp., Class  C(a) 194 15,635
Nexstar Media Group, Inc., Class  A 47 7,367
Omnicom Group, Inc. 287 24,828
Paramount Global, Class  B 845 12,498

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Media (cont’d)
Trade Desk, Inc. (The), Class  A(a) 647 $ 46,558
128,504
Metals & Mining ( 0 .1% )
ATI, Inc.(a) 185 8,412
Commercial Metals Co. 175 8,757
Reliance Steel & Aluminum Co. 84 23,493
40,662
Multi-Utilities ( 0 .6% )
Black Hills Corp. 101 5,449
CMS Energy Corp. 426 24,738
DTE Energy Co. 302 33,298
NiSource, Inc. 604 16,036
Sempra 922 68,901
WEC Energy Group, Inc. 462 38,887
187,309
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc.(a) 180 7,032
Southwest Airlines Co. 870 25,126
32,158
Personal Care Products ( 0 .2% )
elf Beauty, Inc.(a) 78 11,259
Estee Lauder Cos., Inc. (The), Class  A 338 49,432
60,691
Pharmaceuticals ( 5 .5% )
Bristol-Myers Squibb Co. 3,012 154,546
Eli Lilly & Co. 1,250 728,650
Merck & Co., Inc. 3,735 407,189
Organon & Co. 350 5,047
Perrigo Co. plc 206 6,629
Pfizer, Inc. 8,344 240,224
Zoetis, Inc., Class  A 673 132,830
1,675,115
Professional Services ( 1 .0% )
Automatic Data Processing, Inc. 600 139,782
Broadridge Financial Solutions, Inc. 171 35,183
Ceridian HCM Holding, Inc.(a) 225 15,102
Equifax, Inc. 180 44,512
ExlService Holdings, Inc.(a) 230 7,096
FTI Consulting, Inc.(a) 50 9,957
Maximus, Inc. 91 7,631
Paycom Software, Inc. 74 15,297
Robert Half, Inc. 151 13,276
Science Applications International Corp. 77 9,573
TriNet Group, Inc.(a) 49 5,828
303,237
Real Estate Management & Development ( 0 .2% )
CoStar Group, Inc.(a) 592 51,735
Zillow Group, Inc., Class  C(a) 301 17,416
69,151
Semiconductors & Semiconductor Equipment ( 6 .2% )
Analog Devices, Inc. 725 143,956
Broadcom, Inc. 673 751,236
First Solar, Inc.(a) 145 24,980
Intel Corp. 6,225 312,806
KLA Corp. 199 115,679
Shares Value
Lam Research Corp. 194 $ 151,952
Micron Technology, Inc. 1,608 137,227
MKS Instruments, Inc. 95 9,773
Power Integrations, Inc. 84 6,897
QUALCOMM, Inc. 1,644 237,772
Silicon Laboratories, Inc.(a) 44 5,820
Universal Display Corp. 64 12,241
1,910,339
Software ( 17 .6% )
Adobe, Inc.(a) 667 397,932
ANSYS, Inc.(a) 127 46,086
Atlassian Corp., Class  A(a) 225 53,519
Box, Inc., Class  A(a) 212 5,429
DocuSign, Inc., Class  A(a) 295 17,538
Dropbox, Inc., Class  A(a) 373 10,996
Elastic NV(a) 119 13,411
Fair Isaac Corp.(a) 36 41,904
Fortinet, Inc.(a) 929 54,374
Gen Digital, Inc. 854 19,488
Guidewire Software, Inc.(a) 121 13,194
HubSpot, Inc.(a) 71 41,218
Manhattan Associates, Inc.(a) 89 19,164
Microsoft Corp. 10,782 4,054,463
Palo Alto Networks, Inc.(a) 460 135,645
Roper Technologies, Inc. 156 85,047
ServiceNow, Inc.(a) 302 213,360
Splunk, Inc.(a) 227 34,584
Synopsys, Inc.(a) 222 114,310
Teradata Corp.(a) 141 6,135
Tyler Technologies, Inc.(a) 61 25,505
5,403,302
Specialty Retail ( 2 .7% )
Advance Auto Parts, Inc. 82 5,004
Bath & Body Works, Inc. 331 14,286
Home Depot, Inc. (The) 1,464 507,349
Ross Stores, Inc. 487 67,396
TJX Cos., Inc. (The) 1,686 158,164
Tractor Supply Co. 158 33,975
Ulta Beauty, Inc.(a) 71 34,789
Williams-Sonoma, Inc. 88 17,757
838,720
Technology Hardware, Storage & Peripherals ( 15 .0% )
Apple, Inc. 22,886 4,406,242
Dell Technologies, Inc., Class  C 367 28,075
Hewlett Packard Enterprise Co. 1,875 31,837
HP, Inc. 1,265 38,064
NetApp, Inc. 301 26,536
Seagate Technology Holdings plc 305 26,038
Western Digital Corp.(a) 475 24,876
4,581,668
Textiles, Apparel & Luxury Goods ( 0 .5% )
Deckers Outdoor Corp.(a) 37 24,732
Lululemon Athletica, Inc.(a) 162 82,829
PVH Corp. 88 10,747
Ralph Lauren Corp., Class  A 57 8,219
Skechers USA, Inc., Class  A(a) 194 12,094
Tapestry, Inc. 327 12,037

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Textiles, Apparel & Luxury Goods (cont’d)
VF Corp. 538 $ 10,114
160,772
Trading Companies & Distributors ( 0 .4% )
Applied Industrial Technologies, Inc. 57 9,843
Fastenal Co. 836 54,148
GATX Corp. 52 6,251
MSC Industrial Direct Co., Inc., Class  A 68 6,886
WW Grainger, Inc. 66 54,694
131,822
Water Utilities ( 0 .2% )
American Water Works Co., Inc. 285 37,617
Essential Utilities, Inc. 355 13,259
50,876
Total Common Stocks
(Cost $26,188,696) 30,538,934
Short-Term Investment ( 0 .2% )
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $60,131)
60,131 60,131
Total Investments ( 99 .9% )
(Cost $ 26,248,827 ) (d) 30,599,065
Other Assets in Excess of Liabilities (0.1%) 27,345
NET ASSETS (100.0%) $30,626,410
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$45 relating to the Fund’s investment in the Liquidity Funds.
(d) At December 31, 2023, the aggregate cost for federal income tax purposes is $26,248,827. The aggregate gross unrealized
appreciation is $4,900,845 and the aggregate gross unrealized depreciation is $550,607, resulting in net unrealized appreciation of
$4,350,238.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 50 .3%
Software 17 .7
Technology Hardware, Storage & Peripherals 15 .0
Semiconductors & Semiconductor Equipment 6 .2
Pharmaceuticals 5 .5
Banks 5 .3
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 0 .7% )
Axon Enterprise, Inc.(a) 424 $ 109,532
Curtiss-Wright Corp. 234 52,133
HEICO Corp. 237 42,392
Hexcel Corp. 501 36,949
Woodward, Inc. 330 44,923
285,929
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 743 64,188
Expeditors International of Washington, Inc. 856 108,883
GXO Logistics, Inc.(a) 685 41,895
214,966
Automobile Components ( 0 .8% )
Aptiv plc(a) 1,545 138,618
Autoliv, Inc. 542 59,723
BorgWarner, Inc. 1,511 54,169
Lear Corp. 375 52,954
Visteon Corp.(a) 178 22,232
327,696
Automobiles ( 0 .4% )
Harley-Davidson, Inc. 897 33,046
Rivian Automotive, Inc., Class  A(a) 4,390 102,989
Thor Industries, Inc. 327 38,668
174,703
Banks ( 3 .2% )
Bank OZK 517 25,762
BOK Financial Corp. 133 11,391
Citizens Financial Group, Inc. 2,205 73,074
Columbia Banking System, Inc. 987 26,333
Comerica, Inc. 623 34,770
Commerce Bancshares, Inc. 602 32,153
Cullen/Frost Bankers, Inc. 283 30,703
East West Bancorp, Inc. 668 48,063
Fifth Third Bancorp 3,284 113,265
First Citizens BancShares, Inc., Class  A 50 70,948
First Financial Bankshares, Inc. 656 19,877
First Horizon Corp. 2,626 37,184
FNB Corp. 1,699 23,395
Home BancShares, Inc. 897 22,721
Huntington Bancshares, Inc. 6,816 86,699
KeyCorp 4,442 63,965
M&T Bank Corp. 787 107,882
New York Community Bancorp, Inc. 3,384 34,618
Old National Bancorp 1,386 23,410
Pinnacle Financial Partners, Inc. 357 31,138
Popular, Inc. 337 27,658
Prosperity Bancshares, Inc. 427 28,921
Regions Financial Corp. 4,417 85,601
SouthState Corp. 356 30,064
Synovus Financial Corp. 689 25,941
United Bankshares, Inc. 631 23,694
Valley National Bancorp 2,063 22,404
Webster Financial Corp. 817 41,471
Western Alliance Bancorp 513 33,750
Wintrust Financial Corp. 287 26,619
Shares Value
Zions Bancorp NA 695 $ 30,490
1,293,964
Beverages ( 0 .2% )
Celsius Holdings, Inc.(a) 774 42,198
Coca-Cola Consolidated, Inc. 27 25,067
67,265
Biotechnology ( 2 .0% )
ACADIA Pharmaceuticals, Inc.(a) 667 20,884
Alkermes plc(a) 921 25,548
Alnylam Pharmaceuticals, Inc.(a) 704 134,753
Apellis Pharmaceuticals, Inc.(a) 543 32,504
Arrowhead Pharmaceuticals, Inc.(a) 567 17,350
BioMarin Pharmaceutical, Inc.(a) 1,052 101,434
Blueprint Medicines Corp.(a) 331 30,531
Denali Therapeutics, Inc.(a) 640 13,734
Exact Sciences Corp.(a) 999 73,906
Exelixis, Inc.(a) 1,684 40,399
Halozyme Therapeutics, Inc.(a) 733 27,092
Incyte Corp.(a) 1,026 64,422
Ionis Pharmaceuticals, Inc.(a) 784 39,663
Neurocrine Biosciences, Inc.(a) 533 70,228
Sarepta Therapeutics, Inc.(a) 492 47,444
United Therapeutics Corp.(a) 255 56,072
795,964
Broadline Retail ( 0 .5% )
eBay, Inc. 2,625 114,503
Etsy, Inc.(a) 592 47,982
Macy's, Inc. 1,362 27,403
189,888
Building Products ( 3 .2% )
A O Smith Corp. 728 60,016
AAON, Inc. 401 29,622
Advanced Drainage Systems, Inc. 400 56,256
Allegion plc 520 65,879
AZEK Co., Inc. (The), Class  A(a) 723 27,655
Carlisle Cos., Inc. 303 94,666
Carrier Global Corp. 4,106 235,889
Fortune Brands Innovations, Inc. 627 47,740
Lennox International, Inc. 190 85,029
Masco Corp. 1,114 74,616
Owens Corning 577 85,529
Simpson Manufacturing Co., Inc. 252 49,891
Trane Technologies plc 1,089 265,607
Trex Co., Inc.(a) 537 44,458
UFP Industries, Inc. 298 37,414
Zurn Elkay Water Solutions Corp. 705 20,734
1,281,001
Capital Markets ( 4 .8% )
Affiliated Managers Group, Inc. 158 23,924
Ameriprise Financial, Inc. 486 184,597
Ares Management Corp., Class  A 749 89,071
Bank of New York Mellon Corp. (The) 3,694 192,273
Blue Owl Capital, Inc., Class  A 2,118 31,558
Carlyle Group, Inc. (The) 916 37,272
Cboe Global Markets, Inc. 501 89,459
Coinbase Global, Inc., Class  A(a) 810 140,875
Evercore, Inc., Class  A 165 28,223

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
FactSet Research Systems, Inc. 221 $ 105,428
Franklin Resources, Inc. 1,377 41,021
Hamilton Lane, Inc., Class  A 197 22,348
Houlihan Lokey, Inc., Class  A 246 29,498
Interactive Brokers Group, Inc., Class  A 488 40,455
Invesco Ltd. 2,095 37,375
Jefferies Financial Group, Inc. 885 35,763
LPL Financial Holdings, Inc. 357 81,260
MarketAxess Holdings, Inc. 215 62,963
Morningstar, Inc. 154 44,081
Nasdaq, Inc. 1,624 94,419
Northern Trust Corp. 966 81,511
Raymond James Financial, Inc. 915 102,023
SEI Investments Co. 517 32,855
State Street Corp. 1,488 115,260
Stifel Financial Corp. 472 32,639
T Rowe Price Group, Inc. 1,059 114,044
Tradeweb Markets, Inc., Class  A 542 49,257
1,939,452
Chemicals ( 1 .9% )
Ashland, Inc. 303 25,546
Axalta Coating Systems Ltd.(a) 1,304 44,297
Balchem Corp. 191 28,411
Cabot Corp. 328 27,388
Celanese Corp., Class  A 657 102,078
Eastman Chemical Co. 700 62,874
Element Solutions, Inc. 1,325 30,660
FMC Corp. 739 46,594
Huntsman Corp. 983 24,703
International Flavors & Fragrances, Inc. 1,363 110,362
Livent Corp.(a) 1,073 19,293
Mosaic Co. (The) 1,929 68,923
PPG Industries, Inc. 1,202 179,759
770,888
Commercial Services & Supplies ( 0 .7% )
Casella Waste Systems, Inc., Class  A(a) 350 29,911
Clean Harbors, Inc.(a) 314 54,796
MSA Safety, Inc. 219 36,974
Rollins, Inc. 1,616 70,571
Stericycle, Inc.(a) 573 28,398
Tetra Tech, Inc. 327 54,586
Vestis Corp. 658 13,910
289,146
Communications Equipment ( 0 .4% )
Ciena Corp.(a) 812 36,548
F5, Inc.(a) 330 59,064
Juniper Networks, Inc. 1,756 51,767
Lumentum Holdings, Inc.(a) 370 19,395
Viasat, Inc.(a) 419 11,711
178,485
Construction & Engineering ( 1 .1% )
AECOM 841 77,734
Comfort Systems USA, Inc. 218 44,836
EMCOR Group, Inc. 288 62,044
MasTec, Inc.(a) 377 28,546
Quanta Services, Inc. 762 164,440
Valmont Industries, Inc. 121 28,255
Shares Value
WillScot Mobile Mini Holdings Corp.(a) 1,159 $ 51,575
457,430
Construction Materials ( 0 .5% )
Summit Materials, Inc., Class  A(a) 1,303 50,113
Vulcan Materials Co. 699 158,680
208,793
Consumer Finance ( 1 .0% )
Ally Financial, Inc. 1,424 49,726
Credit Acceptance Corp.(a) 30 15,982
Discover Financial Services 1,202 135,105
FirstCash Holdings, Inc. 180 19,510
OneMain Holdings, Inc. 566 27,847
SLM Corp. 1,067 20,401
SoFi Technologies, Inc.(a) 4,562 45,392
Synchrony Financial 1,956 74,700
388,663
Consumer Staples Distribution & Retail ( 2 .0% )
Albertsons Cos., Inc., Class  A 1,779 40,917
BJ's Wholesale Club Holdings, Inc.(a) 658 43,862
Casey's General Stores, Inc. 199 54,673
Dollar Tree, Inc.(a) 1,098 155,971
Kroger Co. (The) 3,684 168,396
Performance Food Group Co.(a) 817 56,496
Sprouts Farmers Market, Inc.(a) 547 26,316
Sysco Corp. 2,537 185,531
U.S. Foods Holding Corp.(a) 1,320 59,941
792,103
Containers & Packaging ( 1 .6% )
AptarGroup, Inc. 387 47,841
Avery Dennison Corp. 471 95,217
Ball Corp. 1,859 106,930
Berry Global Group, Inc. 684 46,095
Crown Holdings, Inc. 710 65,384
Graphic Packaging Holding Co. 1,809 44,592
Packaging Corp. of America 521 84,876
Sealed Air Corp. 855 31,225
Silgan Holdings, Inc. 485 21,946
Sonoco Products Co. 579 32,349
Westrock Co. 1,501 62,321
638,776
Distributors ( 0 .6% )
Genuine Parts Co. 710 98,335
LKQ Corp. 1,323 63,226
Pool Corp. 187 74,559
236,120
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc.(a) 332 31,288
Duolingo, Inc., Class  A(a) 201 45,597
H&R Block, Inc. 828 40,050
Service Corp. International 842 57,635
174,570
Diversified Telecommunication Services ( 0 .1% )
Iridium Communications, Inc. 694 28,565
Electric Utilities ( 2 .0% )
Alliant Energy Corp. 1,582 81,157
Avangrid, Inc. 439 14,228

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Electric Utilities (cont’d)
Constellation Energy Corp. 1,593 $ 186,206
Evergy, Inc. 1,406 73,393
Eversource Energy 1,967 121,403
IDACORP, Inc. 312 30,676
NRG Energy, Inc. 1,355 70,053
PNM Resources, Inc. 525 21,840
Portland General Electric Co. 625 27,087
Xcel Energy, Inc. 2,814 174,215
800,258
Electrical Equipment ( 2 .0% )
Acuity Brands, Inc. 182 37,279
AMETEK, Inc. 1,161 191,437
Atkore, Inc.(a) 218 34,880
EnerSys 197 19,889
Generac Holdings, Inc.(a) 358 46,268
Hubbell, Inc., Class  B 318 104,600
nVent Electric plc 961 56,785
Plug Power, Inc.(a) 2,694 12,123
Regal Rexnord Corp. 391 57,876
Rockwell Automation, Inc. 589 182,873
Sensata Technologies Holding plc 902 33,888
Sunrun, Inc.(a) 1,050 20,612
798,510
Electronic Equipment, Instruments & Components ( 3 .0% )
Advanced Energy Industries, Inc. 220 23,962
Arrow Electronics, Inc.(a) 267 32,641
Avnet, Inc. 454 22,882
Badger Meter, Inc. 174 26,860
Belden, Inc. 249 19,235
CDW Corp. 705 160,261
Cognex Corp. 1,024 42,742
Coherent Corp.(a) 845 36,783
Corning, Inc. 4,291 130,661
Insight Enterprises, Inc.(a) 161 28,528
IPG Photonics Corp.(a) 161 17,475
Jabil, Inc. 699 89,053
Keysight Technologies, Inc.(a) 960 152,726
Littelfuse, Inc. 145 38,796
Novanta, Inc.(a) 210 35,366
TD SYNNEX Corp. 256 27,548
Teledyne Technologies, Inc.(a) 266 118,713
Trimble, Inc.(a) 1,470 78,204
Vishay Intertechnology, Inc. 697 16,707
Vontier Corp. 857 29,609
Zebra Technologies Corp., Class  A(a) 291 79,539
1,208,291
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 5,123 175,104
Entertainment ( 2 .2% )
AMC Entertainment Holdings, Inc.,
Class  A(a) 1,182 7,234
Atlanta Braves Holdings, Inc., Class  C(a) 326 12,903
Electronic Arts, Inc. 1,243 170,055
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,388 80,476
Liberty Media Corp-Liberty Live, Class  A(a) 393 14,364
Live Nation Entertainment, Inc.(a) 834 78,062
Shares Value
Madison Square Garden Sports Corp.(a) 95 $ 17,274
ROBLOX Corp., Class  A(a) 2,644 120,884
Roku, Inc., Class  A(a) 693 63,520
Take-Two Interactive Software, Inc.(a) 847 136,325
Warner Bros Discovery, Inc.(a) 12,631 143,741
Warner Music Group Corp., Class  A 769 27,522
872,360
Financial Services ( 2 .1% )
Affirm Holdings, Inc., Class  A(a) 1,254 61,622
Block, Inc., Class  A(a) 2,735 211,552
Equitable Holdings, Inc. 1,605 53,447
Essent Group Ltd. 492 25,948
Euronet Worldwide, Inc.(a) 242 24,561
Fidelity National Information Services, Inc. 3,001 180,270
Jack Henry & Associates, Inc. 403 65,854
MGIC Investment Corp. 1,315 25,366
Radian Group, Inc. 728 20,784
Shift4 Payments, Inc., Class  A(a) 311 23,120
Toast, Inc., Class  A(a) 2,003 36,575
Voya Financial, Inc. 492 35,896
Western Union Co. (The) 2,060 24,555
WEX, Inc.(a) 237 46,108
835,658
Food Products ( 1 .8% )
Bunge Global SA 770 77,731
Campbell Soup Co. 1,059 45,781
Conagra Brands, Inc. 2,559 73,341
Darling Ingredients, Inc.(a) 847 42,214
Flowers Foods, Inc. 1,058 23,816
Hormel Foods Corp. 1,554 49,899
Ingredion, Inc. 346 37,551
J.M. Smucker Co. (The) 555 70,141
Kellanova 1,538 85,990
Lamb Weston Holdings, Inc. 784 84,743
Lancaster Colony Corp. 103 17,138
McCormick & Co., Inc. (Non-Voting) 1,420 97,156
Simply Good Foods Co. (The)(a) 494 19,562
725,063
Gas Utilities ( 0 .3% )
National Fuel Gas Co. 563 28,246
New Jersey Resources Corp. 602 26,837
ONE Gas, Inc. 339 21,601
Southwest Gas Holdings, Inc. 381 24,137
UGI Corp. 1,307 32,152
132,973
Ground Transportation ( 1 .5% )
Avis Budget Group, Inc. 137 24,285
JB Hunt Transport Services, Inc. 503 100,469
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,009 58,169
Landstar System, Inc. 230 44,539
Old Dominion Freight Line, Inc. 472 191,316
Ryder System, Inc. 281 32,332
Saia, Inc.(a) 171 74,936
XPO, Inc.(a) 734 64,291
590,337

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies ( 3 .9% )
Align Technology, Inc.(a) 400 $ 109,600
Baxter International, Inc. 2,861 110,606
CONMED Corp. 170 18,617
Cooper Cos., Inc. (The) 275 104,071
DENTSPLY SIRONA, Inc. 1,172 41,712
Envista Holdings Corp.(a) 955 22,977
GE HealthCare Technologies, Inc. 2,088 161,444
Globus Medical, Inc., Class  A(a) 639 34,052
Haemonetics Corp.(a) 281 24,028
Hologic, Inc.(a) 1,322 94,457
ICU Medical, Inc.(a) 113 11,271
Inari Medical, Inc.(a) 276 17,918
Inspire Medical Systems, Inc.(a) 162 32,956
Insulet Corp.(a) 387 83,971
iRhythm Technologies, Inc.(a) 167 17,876
Masimo Corp.(a) 240 28,130
Merit Medical Systems, Inc.(a) 314 23,852
Neogen Corp.(a) 1,213 24,393
Novocure Ltd.(a) 542 8,092
Penumbra, Inc.(a) 207 52,069
QuidelOrtho Corp.(a) 269 19,825
ResMed, Inc. 804 138,304
Shockwave Medical, Inc.(a) 202 38,493
STERIS plc 559 122,896
Teleflex, Inc. 262 65,327
Zimmer Biomet Holdings, Inc. 1,137 138,373
1,545,310
Health Care Providers & Services ( 2 .2% )
agilon health, Inc.(a) 1,671 20,971
AMN Healthcare Services, Inc.(a) 222 16,623
Centene Corp.(a) 2,635 195,543
Chemed Corp. 82 47,950
DaVita, Inc.(a) 300 31,428
Encompass Health Corp. 551 36,763
Ensign Group, Inc. (The) 302 33,887
HealthEquity, Inc.(a) 465 30,830
Henry Schein, Inc.(a) 714 54,057
Laboratory Corp. of America Holdings 481 109,326
Molina Healthcare, Inc.(a) 325 117,426
Option Care Health, Inc.(a) 982 33,084
Progyny, Inc.(a) 464 17,252
Quest Diagnostics, Inc. 622 85,761
R1 RCM, Inc.(a) 1,137 12,018
Select Medical Holdings Corp. 578 13,583
Surgery Partners, Inc.(a) 366 11,708
868,210
Health Care Technology ( 0 .4% )
Doximity, Inc., Class  A(a) 640 17,946
Veeva Systems, Inc., Class  A(a) 723 139,192
157,138
Hotels, Restaurants & Leisure ( 2 .4% )
Aramark 1,402 39,396
Choice Hotels International, Inc. 177 20,054
Darden Restaurants, Inc. 656 107,781
Domino's Pizza, Inc. 191 78,736
Hilton Grand Vacations, Inc.(a) 440 17,679
Hilton Worldwide Holdings, Inc. 1,238 225,427
Shares Value
Hyatt Hotels Corp., Class  A 251 $ 32,733
Marriott Vacations Worldwide Corp. 190 16,129
Planet Fitness, Inc., Class  A(a) 493 35,989
Texas Roadhouse, Inc., Class  A 357 43,636
Vail Resorts, Inc. 219 46,750
Wendy's Co. (The) 1,020 19,870
Wingstop, Inc. 154 39,513
Wyndham Hotels & Resorts, Inc. 473 38,034
Yum! Brands, Inc. 1,418 185,276
947,003
Household Durables ( 2 .5% )
D.R. Horton, Inc. 1,458 221,587
KB Home 477 29,793
Leggett & Platt, Inc. 657 17,194
Lennar Corp., Class  A 1,301 193,901
Meritage Homes Corp. 221 38,498
Mohawk Industries, Inc.(a) 261 27,013
Newell Brands, Inc. 2,076 18,020
NVR, Inc.(a) 18 126,008
PulteGroup, Inc. 1,237 127,683
Taylor Morrison Home Corp., Class  A(a) 642 34,251
Tempur Sealy International, Inc. 831 42,356
TopBuild Corp.(a) 201 75,226
Whirlpool Corp. 266 32,391
983,921
Household Products ( 0 .5% )
Church & Dwight Co., Inc. 1,248 118,011
Clorox Co. (The) 617 87,978
205,989
Independent Power and Renewable Electricity Producers ( 0 .4% )
AES Corp. (The) 4,138 79,657
Brookfield Renewable Corp., Class  A 827 23,809
Clearway Energy, Inc., Class  C 688 18,872
Ormat Technologies, Inc. 328 24,859
147,197
Insurance ( 4 .1% )
Allstate Corp. (The) 1,252 175,255
American Financial Group, Inc. 366 43,514
Arch Capital Group Ltd.(a) 1,753 130,195
Axis Capital Holdings Ltd. 371 20,542
Brown & Brown, Inc. 1,401 99,625
Cincinnati Financial Corp. 732 75,733
Everest Group Ltd. 204 72,130
First American Financial Corp. 575 37,053
Globe Life, Inc. 438 53,313
Hanover Insurance Group, Inc. (The) 169 20,520
Hartford Financial Services Group, Inc.
(The) 1,452 116,712
Kinsale Capital Group, Inc. 104 34,831
Lincoln National Corp. 804 21,684
Old Republic International Corp. 1,232 36,221
Primerica, Inc. 165 33,950
Principal Financial Group, Inc. 1,154 90,785
Prudential Financial, Inc. 1,736 180,041
Reinsurance Group of America, Inc. 313 50,637
RenaissanceRe Holdings Ltd. 239 46,844
RLI Corp. 191 25,426
Ryan Specialty Holdings, Inc., Class  A(a) 465 20,004

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Selective Insurance Group, Inc. 283 $ 28,153
Unum Group 923 41,738
W. R. Berkley Corp. 959 67,820
White Mountains Insurance Group Ltd. 12 18,060
Willis Towers Watson plc 498 120,118
1,660,904
Interactive Media & Services ( 0 .7% )
IAC, Inc.(a) 416 21,790
Pinterest, Inc., Class  A(a) 3,268 121,047
Snap, Inc., Class  A(a) 5,869 99,362
ZoomInfo Technologies, Inc., Class  A(a) 1,674 30,952
273,151
IT Services ( 3 .0% )
Akamai Technologies, Inc.(a) 843 99,769
Amdocs Ltd. 674 59,238
Cloudflare, Inc., Class  A(a) 1,617 134,631
Cognizant Technology Solutions Corp.,
Class  A 2,533 191,317
DXC Technology Co.(a) 1,072 24,517
EPAM Systems, Inc.(a) 320 95,149
Gartner, Inc.(a) 387 174,579
MongoDB, Inc., Class  A(a) 361 147,595
Okta, Inc., Class  A(a) 854 77,313
Twilio, Inc., Class  A(a) 956 72,532
VeriSign, Inc.(a) 514 105,863
1,182,503
Leisure Products ( 0 .3% )
Brunswick Corp. 402 38,893
Hasbro, Inc. 648 33,087
Mattel, Inc.(a) 1,744 32,927
104,907
Life Sciences Tools & Services ( 3 .5% )
Agilent Technologies, Inc. 1,461 203,123
Avantor, Inc.(a) 3,676 83,923
Bio-Rad Laboratories, Inc., Class  A(a) 114 36,810
Bio-Techne Corp. 873 67,361
Bruker Corp. 519 38,136
Charles River Laboratories International,
Inc.(a) 281 66,428
Fortrea Holdings, Inc.(a) 493 17,206
Illumina, Inc.(a) 896 124,759
IQVIA Holdings, Inc.(a) 901 208,473
Medpace Holdings, Inc.(a) 135 41,382
Mettler-Toledo International, Inc.(a) 117 141,916
PerkinElmer, Inc. 704 76,954
Repligen Corp.(a) 289 51,962
Waters Corp.(a) 334 109,963
West Pharmaceutical Services, Inc. 395 139,087
1,407,483
Machinery ( 6 .3% )
AGCO Corp. 370 44,922
Allison Transmission Holdings, Inc. 532 30,936
Chart Industries, Inc.(a) 253 34,492
CNH Industrial NV 5,397 65,735
Cummins, Inc. 720 172,490
Donaldson Co., Inc. 717 46,856
Shares Value
Dover Corp. 797 $ 122,587
Esab Corp. 337 29,191
Flowserve Corp. 780 32,152
Fortive Corp. 1,908 140,486
Franklin Electric Co., Inc. 236 22,809
Graco, Inc. 1,015 88,061
IDEX Corp. 457 99,219
Ingersoll Rand, Inc. 2,120 163,961
ITT, Inc. 484 57,751
Lincoln Electric Holdings, Inc. 340 73,936
Middleby Corp. (The)(a) 314 46,211
Mueller Industries, Inc. 661 31,166
Nordson Corp. 303 80,040
Oshkosh Corp. 386 41,846
Otis Worldwide Corp. 2,071 185,292
PACCAR, Inc.(a) 2,492 243,344
Pentair plc 977 71,038
Snap-on, Inc. 312 90,118
SPX Technologies, Inc.(a) 259 26,162
Stanley Black & Decker, Inc. 895 87,800
Timken Co. (The) 377 30,217
Toro Co. (The) 614 58,938
Watts Water Technologies, Inc., Class  A 160 33,334
Westinghouse Air Brake Technologies Corp. 1,002 127,154
Xylem, Inc. 1,296 148,211
2,526,455
Media ( 1 .4% )
Cable One, Inc. 24 13,358
Interpublic Group of Cos., Inc. (The) 2,219 72,428
Liberty Broadband Corp., Class  C(a) 739 59,556
New York Times Co. (The), Class  A 936 45,855
Nexstar Media Group, Inc., Class  A 187 29,312
Omnicom Group, Inc. 1,162 100,525
Paramount Global, Class  B 3,449 51,011
Sirius XM Holdings, Inc. 3,657 20,004
TEGNA, Inc. 1,142 17,472
Trade Desk, Inc. (The), Class  A(a) 2,284 164,357
573,878
Metals & Mining ( 1 .3% )
ATI, Inc.(a) 1,163 52,882
Commercial Metals Co. 1,101 55,094
Nucor Corp. 1,205 209,718
Reliance Steel & Aluminum Co. 342 95,650
Steel Dynamics, Inc. 889 104,991
518,335
Multi-Utilities ( 2 .2% )
Ameren Corp. 1,463 105,833
Black Hills Corp. 423 22,821
CMS Energy Corp. 1,715 99,590
Consolidated Edison, Inc. 1,785 162,382
DTE Energy Co. 1,153 127,130
NiSource, Inc. 2,558 67,915
Public Service Enterprise Group, Inc. 2,578 157,645
WEC Energy Group, Inc. 1,685 141,826
885,142
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 321 22,736

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Passenger Airlines ( 0 .8% )
Alaska Air Group, Inc.(a) 826 $ 32,272
American Airlines Group, Inc.(a) 4,157 57,117
Delta Air Lines, Inc. 3,506 141,046
Southwest Airlines Co. 3,658 105,643
336,078
Personal Care Products ( 0 .2% )
BellRing Brands, Inc.(a) 651 36,085
Coty, Inc., Class  A(a) 1,856 23,052
elf Beauty, Inc.(a) 262 37,817
96,954
Pharmaceuticals ( 0 .6% )
Catalent, Inc.(a) 976 43,852
Elanco Animal Health, Inc.(a) 2,718 40,498
Jazz Pharmaceuticals plc(a) 341 41,943
Organon & Co. 1,421 20,491
Perrigo Co. plc 758 24,392
Royalty Pharma plc, Class  A 2,116 59,439
230,615
Professional Services ( 3 .1% )
Alight, Inc., Class  A(a) 1,742 14,859
Booz Allen Hamilton Holding Corp.,
Class  A 761 97,340
Broadridge Financial Solutions, Inc. 646 132,915
Ceridian HCM Holding, Inc.(a) 841 56,448
Concentrix Corp. 243 23,865
Dun & Bradstreet Holdings, Inc. 1,523 17,819
Equifax, Inc. 653 161,480
ExlService Holdings, Inc.(a) 880 27,148
Exponent, Inc. 294 25,884
FTI Consulting, Inc.(a) 203 40,427
Genpact Ltd. 931 32,315
Insperity, Inc. 206 24,147
ManpowerGroup, Inc. 281 22,331
Maximus, Inc. 354 29,686
Paycom Software, Inc. 286 59,122
Paylocity Holding Corp.(a) 243 40,059
Robert Half, Inc. 598 52,576
Science Applications International Corp. 292 36,301
SS&C Technologies Holdings, Inc. 1,198 73,210
TransUnion 1,121 77,024
TriNet Group, Inc.(a) 194 23,072
Verisk Analytics, Inc., Class  A 732 174,846
1,242,874
Real Estate Management & Development ( 1 .2% )
CBRE Group, Inc., Class  A(a) 1,649 153,505
CoStar Group, Inc.(a) 2,062 180,198
Howard Hughes Holdings, Inc.(a) 207 17,709
Jones Lang LaSalle, Inc.(a) 293 55,339
Zillow Group, Inc., Class  C(a) 1,145 66,250
473,001
Semiconductors & Semiconductor Equipment ( 3 .1% )
Allegro MicroSystems, Inc.(a) 406 12,290
Cirrus Logic, Inc.(a) 298 24,791
Diodes, Inc.(a) 248 19,969
Enphase Energy, Inc.(a) 664 87,741
Entegris, Inc. 833 99,810
Shares Value
First Solar, Inc.(a) 506 $ 87,174
Lattice Semiconductor Corp.(a) 760 52,432
MKS Instruments, Inc. 373 38,371
Monolithic Power Systems, Inc. 245 154,541
ON Semiconductor Corp.(a) 2,224 185,771
Onto Innovation, Inc.(a) 270 41,283
Power Integrations, Inc. 310 25,454
Qorvo, Inc.(a) 538 60,584
Rambus, Inc.(a) 595 40,609
Silicon Laboratories, Inc.(a) 173 22,883
Skyworks Solutions, Inc. 907 101,965
SolarEdge Technologies, Inc.(a) 279 26,114
Teradyne, Inc. 868 94,195
Universal Display Corp. 244 46,667
Wolfspeed, Inc.(a) 693 30,152
1,252,796
Software ( 5 .5% )
Altair Engineering, Inc., Class  A(a) 299 25,161
ANSYS, Inc.(a) 467 169,465
Appfolio, Inc., Class  A(a) 106 18,363
AppLovin Corp., Class  A(a) 786 31,322
Aspen Technology, Inc.(a) 150 33,022
BILL Holdings, Inc.(a) 568 46,343
Box, Inc., Class  A(a) 771 19,745
Confluent, Inc., Class  A(a) 1,159 27,121
Datadog, Inc., Class  A(a) 1,391 168,840
DocuSign, Inc., Class  A(a) 1,121 66,643
Dolby Laboratories, Inc., Class  A 325 28,008
Dropbox, Inc., Class  A(a) 1,419 41,832
Dynatrace, Inc.(a) 1,338 73,175
Elastic NV(a) 445 50,151
Fair Isaac Corp.(a) 129 150,157
Five9, Inc.(a) 398 31,319
Gen Digital, Inc. 3,247 74,097
Guidewire Software, Inc.(a) 452 49,286
HashiCorp, Inc., Class  A(a) 572 13,522
HubSpot, Inc.(a) 263 152,682
Manhattan Associates, Inc.(a) 339 72,993
Nutanix, Inc., Class  A(a) 1,352 64,477
PTC, Inc.(a) 668 116,873
Qualys, Inc.(a) 199 39,060
SentinelOne, Inc., Class  A(a) 1,270 34,849
Smartsheet, Inc., Class  A(a) 722 34,526
Splunk, Inc.(a) 849 129,345
SPS Commerce, Inc.(a) 203 39,350
Tenable Holdings, Inc.(a) 644 29,663
Teradata Corp.(a) 543 23,626
Tyler Technologies, Inc.(a) 238 99,513
Workiva, Inc., Class  A(a) 266 27,007
Zoom Video Communications, Inc.,
Class  A(a) 1,304 93,771
Zscaler, Inc.(a) 489 108,343
2,183,650
Specialty Retail ( 2 .8% )
Academy Sports & Outdoors, Inc. 367 24,222
Advance Auto Parts, Inc. 294 17,943
Asbury Automotive Group, Inc.(a) 103 23,172
AutoNation, Inc.(a) 135 20,274

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Specialty Retail (cont’d)
Bath & Body Works, Inc. 1,131 $ 48,814
Best Buy Co., Inc. 965 75,540
Burlington Stores, Inc.(a) 320 62,234
CarMax, Inc.(a) 788 60,471
Chewy, Inc., Class  A(a) 587 13,871
Dick's Sporting Goods, Inc. 284 41,734
Five Below, Inc.(a) 270 57,553
Floor & Decor Holdings, Inc., Class  A(a) 521 58,123
GameStop Corp., Class  A(a) 1,331 23,332
Lithia Motors, Inc., Class  A 134 44,124
Penske Automotive Group, Inc. 93 14,927
RH(a) 74 21,570
Ross Stores, Inc. 1,629 225,437
Tractor Supply Co. 546 117,406
Ulta Beauty, Inc.(a) 242 118,578
Williams-Sonoma, Inc. 299 60,332
1,129,657
Technology Hardware, Storage & Peripherals ( 2 .0% )
Dell Technologies, Inc., Class  C 1,415 108,248
Hewlett Packard Enterprise Co. 7,155 121,492
HP, Inc. 4,653 140,009
NetApp, Inc. 1,146 101,031
Pure Storage, Inc., Class  A(a) 1,631 58,161
Seagate Technology Holdings plc 1,184 101,078
Super Micro Computer, Inc.(a) 259 73,623
Western Digital Corp.(a) 1,799 94,214
797,856
Textiles, Apparel & Luxury Goods ( 0 .8% )
Capri Holdings Ltd.(a) 565 28,386
Columbia Sportswear Co. 176 13,999
Crocs, Inc.(a) 291 27,182
Deckers Outdoor Corp.(a) 127 84,891
PVH Corp. 299 36,514
Ralph Lauren Corp., Class  A 196 28,263
Skechers USA, Inc., Class  A(a) 660 41,144
Tapestry, Inc. 1,137 41,853
VF Corp. 1,833 34,460
336,692
Trading Companies & Distributors ( 2 .0% )
Air Lease Corp., Class  A 619 25,961
Applied Industrial Technologies, Inc. 226 39,028
Beacon Roofing Supply, Inc.(a) 263 22,886
Core & Main, Inc., Class  A(a) 754 30,469
Fastenal Co. 2,874 186,149
GATX Corp. 208 25,006
MSC Industrial Direct Co., Inc., Class  A 223 22,581
SiteOne Landscape Supply, Inc.(a) 221 35,913
United Rentals, Inc. 346 198,403
WESCO International, Inc. 222 38,601
WW Grainger, Inc. 226 187,284
812,281
Water Utilities ( 0 .5% )
American Water Works Co., Inc. 1,046 138,062
Shares Value
Essential Utilities, Inc. 1,503 $ 56,137
194,199
Total Common Stocks
(Cost $37,617,313) 39,969,836
Short-Term Investment ( 0 .2% )
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(b)
(Cost $84,669)
84,669 84,669
Total Investments ( 99 .9% )
(Cost $ 37,701,982 ) (c) 40,054,505
Other Assets in Excess of Liabilities (0.1%) 30,990
NET ASSETS (100.0%) $40,085,495
(a) Non-income producing security.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$41 relating to the Fund’s investment in the Liquidity Funds.
(c) At December 31, 2023, the aggregate cost for federal income tax purposes is $37,701,982. The aggregate gross unrealized
appreciation is $3,503,832 and the aggregate gross unrealized depreciation is $1,151,309, resulting in net unrealized appreciation of $2,352,523.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 88 .2%
Machinery 6 .3
Software 5 .5
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (99.7%)
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 583 $ 74,158
Automobiles ( 0 .8% )
General Motors Co. 5,744 206,325
Banks ( 2 .1% )
Citizens Financial Group, Inc. 923 30,588
Fifth Third Bancorp 2,345 80,879
Huntington Bancshares, Inc. 5,643 71,779
KeyCorp 883 12,715
Regions Financial Corp. 2,277 44,129
Truist Financial Corp. 6,247 230,639
Webster Financial Corp. 1,537 78,018
548,747
Biotechnology ( 2 .7% )
Alnylam Pharmaceuticals, Inc.(a) 496 94,939
Amgen, Inc. 1,071 308,469
Exact Sciences Corp.(a) 601 44,462
Gilead Sciences, Inc. 2,147 173,928
Moderna, Inc.(a) 68 6,763
Regeneron Pharmaceuticals, Inc.(a) 41 36,010
Vertex Pharmaceuticals, Inc.(a) 130 52,896
717,467
Broadline Retail ( 0 .4% )
eBay, Inc. 1,135 49,509
Etsy, Inc.(a) 105 8,510
Macy's, Inc. 1,895 38,127
96,146
Building Products ( 0 .6% )
Trane Technologies plc 657 160,242
Capital Markets ( 4 .9% )
Charles Schwab Corp. (The) 2,473 170,142
FactSet Research Systems, Inc. 146 69,649
Franklin Resources, Inc. 596 17,755
Intercontinental Exchange, Inc. 1,715 220,258
LPL Financial Holdings, Inc. 127 28,908
Morningstar, Inc. 284 81,292
MSCI, Inc., Class  A 51 28,848
Nasdaq, Inc. 1,630 94,768
S&P Global, Inc. 995 438,317
State Street Corp. 1,349 104,494
T Rowe Price Group, Inc. 419 45,122
1,299,553
Chemicals ( 2 .6% )
Ecolab, Inc. 887 175,937
FMC Corp. 996 62,798
Linde plc 451 185,230
Mosaic Co. (The) 2,921 104,367
Sherwin-Williams Co. (The) 499 155,638
683,970
Commercial Services & Supplies ( 0 .5% )
Cintas Corp. 67 40,378
MSA Safety, Inc. 411 69,389
Tetra Tech, Inc. 128 21,367
Shares Value
Veralto Corp. 157 $ 12,915
144,049
Communications Equipment ( 1 .2% )
Ciena Corp.(a) 253 11,388
Cisco Systems, Inc. 4,812 243,102
Lumentum Holdings, Inc.(a) 191 10,012
Motorola Solutions, Inc. 150 46,964
311,466
Consumer Finance ( 1 .2% )
American Express Co. 852 159,614
Capital One Financial Corp. 415 54,415
Discover Financial Services 1,004 112,849
326,878
Consumer Staples Distribution & Retail ( 0 .6% )
Target Corp. 1,174 167,201
Containers & Packaging ( 0 .4% )
Ball Corp. 2,048 117,801
Distributors ( 0 .1% )
Genuine Parts Co. 227 31,440
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc.(a) 677 63,801
Service Corp. International 694 47,504
111,305
Diversified Telecommunication Services ( 1 .0% )
Verizon Communications, Inc. 7,011 264,315
Electric Utilities ( 1 .0% )
Eversource Energy 3,308 204,170
NextEra Energy, Inc. 1,131 68,697
272,867
Electrical Equipment ( 2 .6% )
Eaton Corp. plc 1,908 459,485
Emerson Electric Co. 1,162 113,097
Rockwell Automation, Inc. 344 106,805
679,387
Entertainment ( 2 .5% )
Electronic Arts, Inc. 197 26,952
Netflix, Inc.(a) 621 302,352
Walt Disney Co. (The)(a) 3,619 326,760
656,064
Financial Services ( 3 .5% )
Fidelity National Information Services, Inc. 565 33,940
Mastercard, Inc., Class  A 937 399,640
MGIC Investment Corp. 1,190 22,955
PayPal Holdings, Inc.(a) 913 56,067
Rocket Cos., Inc., Class  A(a) 1,405 20,344
Visa, Inc., Class  A 1,486 386,880
919,826
Food Products ( 2 .0% )
Darling Ingredients, Inc.(a) 128 6,380
General Mills, Inc. 4,457 290,329
J.M. Smucker Co. (The) 1,151 145,463
McCormick & Co., Inc. (Non-Voting) 1,435 98,183
540,355

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Ground Transportation ( 0 .1% )
Knight-Swift Transportation Holdings, Inc.,
Class  A 360 $ 20,754
Health Care Equipment & Supplies ( 2 .3% )
Boston Scientific Corp.(a) 1,551 89,663
Edwards Lifesciences Corp.(a) 1,404 107,055
Hologic, Inc.(a) 1,153 82,382
IDEXX Laboratories, Inc.(a) 227 125,997
ResMed, Inc. 514 88,418
STERIS plc 522 114,762
608,277
Health Care Providers & Services ( 1 .3% )
DaVita, Inc.(a) 226 23,676
Humana, Inc. 505 231,194
Laboratory Corp. of America Holdings 293 66,596
Quest Diagnostics, Inc. 108 14,891
336,357
Health Care REITs ( 0 .1% )
Ventas, Inc. 683 34,041
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 901 17,543
Hotels, Restaurants & Leisure ( 0 .8% )
Darden Restaurants, Inc. 572 93,980
Planet Fitness, Inc., Class  A(a) 291 21,243
Vail Resorts, Inc. 450 96,061
211,284
Household Products ( 0 .4% )
Church & Dwight Co., Inc. 301 28,462
Clorox Co. (The) 574 81,847
110,309
Industrial REITs ( 0 .9% )
Prologis, Inc. 1,743 232,342
Insurance ( 4 .2% )
Allstate Corp. (The) 201 28,136
Hartford Financial Services Group, Inc.
(The) 589 47,344
MetLife, Inc. 4,781 316,167
Primerica, Inc. 260 53,498
Progressive Corp. (The) 1,779 283,359
Prudential Financial, Inc. 1,918 198,916
Travelers Cos., Inc. (The) 902 171,822
1,099,242
IT Services ( 2 .5% )
Accenture plc, Class  A 1,537 539,349
Akamai Technologies, Inc.(a) 493 58,346
Snowflake, Inc., Class  A(a) 134 26,666
Twilio, Inc., Class  A(a) 282 21,395
VeriSign, Inc.(a) 130 26,775
672,531
Leisure Products ( 0 .4% )
Hasbro, Inc. 1,541 78,683
Mattel, Inc.(a) 1,396 26,357
105,040
Life Sciences Tools & Services ( 1 .5% )
Agilent Technologies, Inc. 891 123,876
Shares Value
Danaher Corp. 470 $ 108,730
Fortrea Holdings, Inc.(a) 296 10,330
Waters Corp.(a) 182 59,920
West Pharmaceutical Services, Inc. 246 86,621
389,477
Machinery ( 5 .0% )
Caterpillar, Inc. 772 228,257
Cummins, Inc. 970 232,383
Deere & Co. 422 168,745
Illinois Tool Works, Inc. 793 207,719
Parker-Hannifin Corp. 759 349,671
Pentair plc 763 55,478
Stanley Black & Decker, Inc. 342 33,550
Xylem, Inc. 360 41,170
1,316,973
Media ( 0 .9% )
Interpublic Group of Cos., Inc. (The) 2,757 89,988
Omnicom Group, Inc. 1,576 136,340
226,328
Metals & Mining ( 0 .9% )
Nucor Corp. 1,331 231,647
Multi-Utilities ( 0 .6% )
Consolidated Edison, Inc. 780 70,957
Sempra 1,154 86,238
157,195
Office REITs ( 0 .0% ) (b)
Boston Properties, Inc. 185 12,981
Personal Care Products ( 0 .6% )
Estee Lauder Cos., Inc. (The), Class  A 1,057 154,586
Pharmaceuticals ( 5 .6% )
Bristol-Myers Squibb Co. 2,632 135,048
Eli Lilly & Co. 1,088 634,217
Merck & Co., Inc. 5,612 611,820
Pfizer, Inc. 3,170 91,264
1,472,349
Professional Services ( 2 .4% )
Automatic Data Processing, Inc. 750 174,727
FTI Consulting, Inc.(a) 308 61,338
Genpact Ltd. 731 25,373
ManpowerGroup, Inc. 396 31,470
Paylocity Holding Corp.(a) 63 10,386
Robert Half, Inc. 187 16,441
Verisk Analytics, Inc., Class  A 1,344 321,028
640,763
Real Estate Management & Development ( 0 .4% )
CBRE Group, Inc., Class  A(a) 186 17,315
Jones Lang LaSalle, Inc.(a) 483 91,224
108,539
Residential REITs ( 0 .2% )
Equity Residential 783 47,888
Retail REITs ( 0 .5% )
Brixmor Property Group, Inc. 652 15,172
Kimco Realty Corp. 948 20,202

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Retail REITs (cont’d)
Simon Property Group, Inc. 650 $ 92,716
128,090
Semiconductors & Semiconductor Equipment ( 6 .3% )
Advanced Micro Devices, Inc.(a) 985 145,199
Applied Materials, Inc. 902 146,187
First Solar, Inc.(a) 165 28,426
Intel Corp. 4,110 206,528
Micron Technology, Inc. 1,113 94,983
NVIDIA Corp. 1,826 904,272
ON Semiconductor Corp.(a) 251 20,966
Texas Instruments, Inc. 741 126,311
1,672,872
Software ( 13 .4% )
Adobe, Inc.(a) 402 239,833
Autodesk, Inc.(a) 375 91,305
Cadence Design Systems, Inc.(a) 450 122,566
HubSpot, Inc.(a) 143 83,017
Intuit, Inc. 224 140,007
Microsoft Corp. 5,726 2,153,205
Salesforce, Inc.(a) 999 262,877
ServiceNow, Inc.(a) 341 240,913
Splunk, Inc.(a) 363 55,303
Synopsys, Inc.(a) 133 68,483
Workday, Inc., Class  A(a) 327 90,272
3,547,781
Specialized REITs ( 1 .5% )
American Tower Corp. 1,036 223,652
Equinix, Inc. 28 22,551
Extra Space Storage, Inc. 76 12,185
Iron Mountain, Inc. 1,938 135,621
394,009
Specialty Retail ( 3 .9% )
Best Buy Co., Inc. 839 65,677
Dick's Sporting Goods, Inc. 94 13,813
Gap, Inc. (The) 1,633 34,146
Home Depot, Inc. (The) 1,042 361,105
Lowe's Cos., Inc. 887 197,402
O'Reilly Automotive, Inc.(a) 51 48,454
TJX Cos., Inc. (The) 989 92,778
Tractor Supply Co. 324 69,670
Ulta Beauty, Inc.(a) 278 136,217
Williams-Sonoma, Inc. 105 21,187
1,040,449
Technology Hardware, Storage & Peripherals ( 8 .2% )
Apple, Inc. 10,166 1,957,260
Hewlett Packard Enterprise Co. 8,181 138,913
HP, Inc. 2,610 78,535
2,174,708
Textiles, Apparel & Luxury Goods ( 1 .4% )
Capri Holdings Ltd.(a) 503 25,271
Lululemon Athletica, Inc.(a) 351 179,463
NIKE, Inc., Class  B 1,055 114,541
Ralph Lauren Corp., Class  A 129 18,602
Tapestry, Inc. 834 30,699
368,576
Shares Value
Trading Companies & Distributors ( 1 .1% )
Core & Main, Inc., Class  A(a) 233 $ 9,415
Ferguson plc 751 144,996
United Rentals, Inc. 258 147,942
302,353
Water Utilities ( 0 .8% )
American Water Works Co., Inc. 1,604 211,712
Total Common Stocks
(Cost $22,862,668) 26,376,558
Short-Term Investment ( 0 .2% )
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $49,777)
49,777 49,777
Total Investments ( 99 .9% )
(Cost $ 22,912,445 ) (d) 26,426,335
Other Assets in Excess of Liabilities (0.1%) 20,497
NET ASSETS (100.0%) $26,446,832
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$20 relating to the Fund’s investment in the Liquidity Funds.
(d) At December 31, 2023, the aggregate cost for federal income tax purposes is $22,912,445. The aggregate gross unrealized
appreciation is $4,297,761 and the aggregate gross unrealized depreciation is $783,871, resulting in net unrealized appreciation of
$3,513,890.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 66 .5%
Software 13 .4
Technology Hardware, Storage & Peripherals 8 .2
Semiconductors & Semiconductor Equipment 6 .3
Pharmaceuticals 5 .6
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Face
Amount Value
Fixed Income Securities (95.7%)
Corporate Bonds ( 95 .7% )
Aerospace & Defense (2.9%)
Bombardier, Inc.
7.88%, 4/15/27(a) $ 109,000 $ 109,123
8.75%, 11/15/30(a) 40,000 42,638
Moog, Inc.
4.25%, 12/15/27(a) 111,000 104,922
TransDigm, Inc.
4.63%, 1/15/29 52,000 48,854
5.50%, 11/15/27 142,000 139,240
6.25%, 3/15/26(a) 103,000 102,927
6.75%, 8/15/28(a) 68,000 69,654
617,358
Air Freight & Logistics (0.4%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 96,000 87,970
Automobile Components (1.6%)
Clarios Global LP
6.75%, 5/15/25(a) 155,000 156,461
8.50%, 5/15/27(a) 100,000 100,536
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 52,980
5.25%, 7/15/31 28,000 25,439
335,416
Automobiles (1.7%)
Ford Motor Co.
3.25%, 2/12/32 216,000 179,738
6.10%, 8/19/32 175,000 176,493
356,231
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 120,229
Building Products (3.8%)
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 187,925
5.00%, 3/1/30(a) 51,000 49,303
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 2,000 1,743
Emerald Debt Merger Sub LLC
6.63%, 12/15/30(a) 106,000 108,398
Masonite International Corp.
5.38%, 2/1/28(a) 69,000 66,334
PGT Innovations, Inc.
4.38%, 10/1/29(a) 47,000 46,883
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 115,367
Standard Industries, Inc.
4.38%, 7/15/30(a) 163,000 149,892
5.00%, 2/15/27(a) 25,000 24,393
Summit Materials LLC
7.25%, 1/15/31(a) 51,000 53,771
804,009
Face
Amount Value
Capital Markets (1.9%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27(a) $ 55,000 $ 57,882
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 116,000 109,702
Jane Street Group
4.50%, 11/15/29(a) 131,000 122,307
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 117,107
406,998
Chemicals (1.4%)
Avient Corp.
7.13%, 8/1/30(a) 112,000 116,580
NOVA Chemicals Corp.
4.25%, 5/15/29(a) 80,000 67,453
WR Grace Holdings LLC
4.88%, 6/15/27(a) 119,000 114,639
298,672
Commercial Services & Supplies (3.6%)
Allied Universal Holdco LLC
6.63%, 7/15/26(a) 109,000 108,530
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 114,762
Covanta Holding Corp.
4.88%, 12/1/29(a) 103,000 90,113
GFL Environmental, Inc.
3.50%, 9/1/28(a) 112,000 103,606
4.25%, 6/1/25(a) 74,000 72,953
4.75%, 6/15/29(a) 138,000 130,138
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 132,950
753,052
Consumer Finance (1.1%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 208,462
Macquarie Airfinance Holdings Ltd.
8.13%, 3/30/29(a) 15,000 15,691
224,153
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 139,000 133,220
5.88%, 2/15/28(a) 47,000 47,061
7.50%, 3/15/26(a) 25,000 25,480
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 142,323
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 97,902
445,986
Containers & Packaging (1.4%)
Ball Corp.
6.88%, 3/15/28 109,000 113,313
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 67,561

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) $ 111,000 $ 112,680
293,554
Distributors (1.2%)
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a) 66,000 68,034
7.75%, 3/15/31(a) 66,000 70,446
Windsor Holdings III LLC
8.50%, 6/15/30(a) 111,000 116,137
254,617
Diversified Consumer Services (1.0%)
GEMS MENASA Cayman Ltd.
7.13%, 7/31/26(a) 220,000 216,731
Diversified REITs (1.6%)
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 173,991
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,169
4.63%, 12/1/29(a) 57,000 53,766
5.63%, 5/1/24(a) 76,000 75,800
5.75%, 2/1/27(a) 26,000 26,097
343,823
Diversified Telecommunication Services (3.4%)
CCO Holdings LLC
4.50%, 8/15/30(a) 270,000 243,761
4.75%, 3/1/30 - 2/1/32(a) 200,000 180,857
6.38%, 9/1/29(a) 112,000 110,599
Virgin Media Finance plc
5.00%, 7/15/30(a) 220,000 194,241
729,458
Electric Utilities (2.5%)
FirstEnergy Corp.
4.15%, 7/15/27(b) 99,000 95,281
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a) 73,000 70,319
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 60,227
3.88%, 2/15/32(a) 56,000 48,005
10.25%, 3/15/28(a)(c)(d) 78,000 81,282
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 65,318
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 121,000 117,881
538,313
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 104,000 98,883
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 71,506
170,389
Energy Equipment & Services (0.7%)
Transocean, Inc.
8.75%, 2/15/30(a) 62,700 65,557
Face
Amount Value
Weatherford International Ltd.
8.63%, 4/30/30(a) $ 77,000 $ 80,462
146,019
Entertainment (0.8%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 90,001
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 82,111
172,112
Financial Services (0.6%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 29,547
3.63%, 3/1/29(a) 100,000 90,623
120,170
Food Products (1.3%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 173,000 173,244
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 110,073
283,317
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 113,485
Superior Plus LP
4.50%, 3/15/29(a) 103,000 95,602
209,087
Ground Transportation (0.5%)
Hertz Corp. (The)
4.63%, 12/1/26(a) 14,000 12,564
5.00%, 12/1/29(a) 117,000 96,128
108,692
Health Care Equipment & Supplies (2.0%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 117,032
Bausch & Lomb Escrow Corp.
8.38%, 10/1/28(a) 56,000 59,147
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 238,811
414,990
Health Care Providers & Services (6.9%)
Encompass Health Corp.
4.75%, 2/1/30 67,000 63,169
HCA, Inc.
5.63%, 9/1/28 109,000 111,624
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 116,220
Heartland Dental LLC
10.50%, 4/30/28(a) 106,000 110,112
Legacy LifePoint Health LLC
4.38%, 2/15/27(a) 101,000 93,356
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 56,663
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a) 48,000 39,296

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
ModivCare, Inc.
5.88%, 11/15/25(a) $ 96,000 $ 94,908
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 189,671
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 170,134
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 13,918
4.88%, 1/1/26 76,000 75,197
5.13%, 11/1/27 77,000 75,327
6.13%, 10/1/28 120,000 119,766
US Acute Care Solutions LLC
6.38%, 3/1/26(a) 162,000 135,545
1,464,906
Hotels, Restaurants & Leisure (8.9%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 103,054
4.00%, 10/15/30(a) 135,000 121,247
Boyne USA, Inc.
4.75%, 5/15/29(a) 76,000 71,550
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 175,228
7.00%, 2/15/30(a) 112,000 114,919
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 97,616
Dave & Buster's, Inc.
7.63%, 11/1/25(a) 109,000 110,477
IRB Holding Corp.
7.00%, 6/15/25(a) 55,000 55,043
Jacobs Entertainment, Inc.
6.75%, 2/15/29(a) 123,000 115,734
Life Time, Inc.
5.75%, 1/15/26(a) 165,000 163,917
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 112,218
NCL Corp. Ltd.
7.75%, 2/15/29(a) 95,000 95,663
NCL Finance Ltd.
6.13%, 3/15/28(a) 100,000 95,815
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 55,000 58,764
Royal Caribbean Cruises Ltd.
11.63%, 8/15/27(a) 102,000 111,065
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a) 77,000 72,071
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 140,052
Yum! Brands, Inc.
3.63%, 3/15/31 81,000 73,137
1,887,570
Household Durables (1.5%)
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 91,559
Tempur Sealy International, Inc.
3.88%, 10/15/31(a) 120,000 101,599
Face
Amount Value
TopBuild Corp.
4.13%, 2/15/32(a) $ 135,000 $ 120,283
313,441
Household Products (0.2%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 56,000 51,024
Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 51,409
5.13%, 3/15/28(a) 74,000 70,996
122,405
Insurance (0.9%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 31,000 32,720
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 58,130
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 105,139
195,989
IT Services (2.3%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 102,000 92,485
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a) 111,000 104,673
4.00%, 7/1/29(a) 47,000 44,099
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 136,649
Presidio Holdings, Inc.
4.88%, 2/1/27(a) 119,000 116,755
494,661
Life Sciences Tools & Services (0.5%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 107,000 110,020
Machinery (1.6%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 105,913
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 127,179
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 115,835
348,927
Media (3.1%)
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(a) 123,000 117,497
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 77,306
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 97,492
Outfront Media Capital LLC
4.63%, 3/15/30(a) 94,000 83,910
Sirius XM Radio, Inc.
3.13%, 9/1/26(a) 62,000 58,308
Stagwell Global LLC
5.63%, 8/15/29(a) 66,000 60,781

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Townsquare Media, Inc.
6.88%, 2/1/26(a) $ 67,000 $ 65,696
Univision Communications, Inc.
7.38%, 6/30/30(a) 57,000 56,903
8.00%, 8/15/28(a) 18,000 18,582
Urban One, Inc.
7.38%, 2/1/28(a) 26,000 22,125
658,600
Metals & Mining (3.0%)
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 56,142
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a) 111,000 111,549
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 166,000 164,557
Eldorado Gold Corp.
6.25%, 9/1/29(a) 84,000 79,340
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 57,000 55,270
6.13%, 4/1/29(a) 35,000 34,363
Novelis Corp.
3.25%, 11/15/26(a) 45,000 42,393
4.75%, 1/30/30(a) 100,000 94,205
637,819
Oil, Gas & Consumable Fuels (11.6%)
Aethon United BR LP
8.25%, 2/15/26(a) 109,000 109,656
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 94,322
Callon Petroleum Co.
7.50%, 6/15/30(a) 37,000 37,354
8.00%, 8/1/28(a) 53,000 54,187
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 98,331
Cheniere Energy, Inc.
4.63%, 10/15/28 118,000 115,265
Civitas Resources, Inc.
8.63%, 11/1/30(a) 34,000 36,093
CrownRock LP
5.63%, 10/15/25(a) 53,000 52,963
DT Midstream, Inc.
4.13%, 6/15/29(a) 127,000 116,988
Enviva Partners LP
6.50%, 1/15/26(a) 68,000 33,566
EQM Midstream Partners LP
4.50%, 1/15/29(a) 87,000 82,271
4.75%, 1/15/31(a) 70,000 65,239
6.50%, 7/1/27(a) 41,000 41,773
7.50%, 6/1/30(a) 62,000 66,722
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 111,008
New Fortress Energy, Inc.
6.50%, 9/30/26(a) 53,000 50,949
Occidental Petroleum Corp.
8.50%, 7/15/27 51,000 55,677
8.88%, 7/15/30 98,000 114,794
Face
Amount Value
Parkland Corp.
4.63%, 5/1/30(a) $ 100,000 $ 92,109
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 172,802
Plains All American Pipeline LP
9.75%, 1/29/24(c)(d) 91,000 88,384
Southwestern Energy Co.
4.75%, 2/1/32 125,000 115,807
Sunoco LP
4.50%, 4/30/30 111,000 102,881
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 29,795
5.00%, 1/31/28(a) 89,000 86,527
Venture Global Calcasieu Pass LLC
4.13%, 8/15/31(a) 64,000 56,466
Venture Global LNG, Inc.
8.38%, 6/1/31(a) 217,000 217,214
9.50%, 2/1/29(a) 20,000 21,176
9.88%, 2/1/32(a) 16,000 16,676
Vital Energy, Inc.
9.75%, 10/15/30 54,000 56,021
Western Midstream Operating LP
4.05%, 2/1/30(b) 65,000 60,861
2,453,877
Passenger Airlines (1.4%)
American Airlines, Inc.
7.25%, 2/15/28(a) 117,000 118,445
United Airlines, Inc.
4.38%, 4/15/26(a) 59,000 57,536
4.63%, 4/15/29(a) 68,000 63,667
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 94,000 65,723
305,371
Personal Care Products (0.9%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 120,151
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 72,898
193,049
Pharmaceuticals (0.2%)
Catalent Pharma Solutions, Inc.
3.50%, 4/1/30(a) 46,000 40,067
Professional Services (0.9%)
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 56,000 53,043
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 127,055
180,098
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 48,000 47,809
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 84,484

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Software (2.7%)
Central Parent LLC
8.00%, 6/15/29(a) $ 53,000 $ 55,360
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 128,000 120,240
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 58,148
9.00%, 9/30/29(a) 66,000 62,787
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 80,494
NCR Voyix Corp.
5.13%, 4/15/29(a) 74,000 70,427
Open Text Corp.
3.88%, 2/15/28(a) 63,000 58,580
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 66,086
572,122
Specialty Retail (4.3%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 31,508
5.00%, 2/15/32(a) 14,000 12,740
Bath & Body Works, Inc.
6.75%, 7/1/36 40,000 40,308
6.88%, 11/1/35 18,000 18,251
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 74,000 78,868
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 118,783
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 84,645
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 82,281
4.38%, 1/15/31(a) 92,000 83,725
Murphy Oil USA, Inc.
4.75%, 9/15/29 62,000 58,813
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 117,552
4.88%, 11/15/31(a) 134,000 119,591
Valvoline, Inc.
3.63%, 6/15/31(a) 74,000 63,288
910,353
Technology Hardware, Storage & Peripherals (0.9%)
Seagate HDD Cayman
8.25%, 12/15/29(a) 84,000 90,658
9.63%, 12/1/32 80,000 91,548
182,206
Trading Companies & Distributors (1.1%)
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 127,481
WESCO Distribution, Inc.
7.25%, 6/15/28(a) 108,000 111,082
238,563
Face
Amount Value
Transportation Infrastructure (0.4%)
Seaspan Corp.
5.50%, 8/1/29(a) $ 107,000 $ 89,607
Wireless Telecommunication Services (1.3%)
Sprint LLC
7.13%, 6/15/24 48,000 48,241
7.63%, 2/15/25 - 3/1/26 140,000 143,707
T-Mobile USA, Inc.
2.25%, 2/15/26 54,000 51,206
2.88%, 2/15/31 41,000 36,170
279,324
Total Fixed Income Securities
(Cost $19,093,511)
20,313,638
–
Shares
Short-Term Investments ( 2 .7% )
Investment Company ( 2 .70% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (e)
(Cost $569,282)
569,282 569,282
Total Investments (98.4%)
(Cost $19,662,793) (f) 20,882,920
Other Assets in Excess of Liabilities (1.6%)
331,501
Net Assets (100.0%) $21,214,421
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(c) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2023.
(d) Floating or variable rate securities: The rates disclosed are as of
December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$342 relating to the Fund’s investment in the Liquidity Funds.
(f) At December 31, 2023, the aggregate cost for federal income tax purposes is $19,662,793. The aggregate gross unrealized
appreciation is $1,245,181 and the aggregate gross unrealized depreciation is $25,054, resulting in net unrealized appreciation of
$1,220,127.
REIT Real Estate Investment Trust

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 72 .2%
Oil, Gas & Consumable Fuels 11 .8
Hotels, Restaurants & Leisure 9 .0
Health Care Providers & Services 7 .0
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Face
Amount Value
Fixed Income Securities (92.7%)
Municipal Bonds ( 92 .7% )
Arizona ( 3 .6% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 $ 250,000 $ 250,582
City of Phoenix Civic Improvement Corp.,
Excise Tax
Series 2015 A
5.00%, 7/1/25 500,000 516,288
766,870
California ( 6 .4% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 495,000 549,417
Los Angeles Department of Water & Power Water System,
Series 2022 CC
5.00%, 7/1/42 500,000 578,378
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 237,985
1,365,780
Colorado ( 6 .3% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 530,670
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 545,236
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 250,000 258,572
1,334,478
Connecticut ( 3 .8% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 260,514
State of Connecticut Special Tax,
Series 2021 A
5.00%, 5/1/41 500,000 558,443
818,957
District of Columbia ( 3 .8% )
District of Columbia Income Tax,
Series 2023 A
5.00%, 5/1/38 250,000 294,630
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 518,553
813,183
Georgia ( 5 .0% )
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52 - 7/1/53(a) 1,000,000 1,061,353
Face
Amount Value
Illinois ( 11 .2% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 $ 500,000 $ 500,021
City of Chicago IL,
Series 2021 A
5.00%, 1/1/34 250,000 273,249
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 513,100
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 455,152
Railsplitter Tobacco Settlement Authority,
Series 2017
5.00%, 6/1/24 250,000 251,978
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 348,942
2,342,442
Kentucky ( 1 .2% )
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 B
3.75%, 4/1/31(a) 250,000 250,079
Massachusetts ( 1 .9% )
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 401,978
Michigan ( 2 .9% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 269,267
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 334,643
603,910
Nebraska ( 2 .8% )
Nebraska Public Power District,
Series 2016 A
5.00%, 1/1/25 575,000 586,826
New Jersey ( 2 .6% )
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 557,229
New York ( 13 .5% )
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 600,716
New York State Urban Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 568,052

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (92.7%) (cont’d)
New York (13.5%) (cont’d)
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023
5.63%, 4/1/40 $ 250,000 $ 269,438
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 559,861
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 278,163
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 588,766
2,864,996
North Carolina ( 1 .2% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 260,506
Ohio ( 1 .2% )
County of Franklin OH,
Trinity Health Corp. Obligated Group
Series 2013 OH
4.30%, 12/1/46(a) 250,000 250,172
Pennsylvania ( 9 .0% )
Allegheny County Industrial Development Authority,
United States Steel Corp.
Series 2019
4.88%, 11/1/24 220,000 219,818
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 500,000 511,268
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 250,000 252,520
Waste Management Obligated Group
Series 2013
4.87%, 8/1/45(a) 500,000 500,161
School District of Philadelphia (The),
Series 2024 A
5.00%, 6/28/24 420,000 422,832
1,906,599
Puerto Rico ( 3 .3% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 221,000 233,933
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 465,000 462,774
696,707
Texas ( 9 .2% )
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 295,545
Face
Amount Value
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 $ 260,000 $ 295,275
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 277,275
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 518,092
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 282,897
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023
5.38%, 6/30/38 250,000 268,347
1,937,431
Virginia ( 1 .7% )
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 355,362
Washington ( 2 .1% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 405,000 455,158
Total Fixed Income Securities
(Cost $18,510,867)
19,630,016
–
Shares
Short-Term Investments ( 6 .1% )
Investment Company ( 0 .2% )
BlackRock Liquidity Funds - MuniCash -
Institutional Shares
(Cost $36,699)
36,699 36,699
Face
Amount
Municipal Bonds ( 5 .9% )
Pennsylvania ( 5 .9% )
Delaware Valley Regional Finance Authority,
Series 2022 E
3.70%, 3/1/52(a) $ 500,000 500,000
Philadelphia Gas Works Co.,
Series C-8
3.75%, 8/1/31(a) 750,000 750,000
Total Municipal Bonds
(Cost $1,250,000)
1,250,000
Total Short-Term Investments
(Cost $1,286,699)
1,286,699
Total Investments (98.8%)
(Cost $19,797,566) (b) 20,916,715
Other Assets in Excess of Liabilities (1.2%)
246,077
Net Assets (100.0%) $21,162,792

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) At December 31, 2023, the aggregate cost for federal income tax purposes is $19,797,566. The aggregate gross unrealized
appreciation is $1,119,149 and the aggregate gross unrealized depreciation is $–, resulting in net unrealized appreciation of
$1,119,149.
AMT Alternative Minimum Tax

Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 32 .7%
Pennsylvania 15 .1
New York 13 .7
Illinois 11 .2
Texas 9 .3
California 6 .5
Colorado 6 .4
Georgia 5 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Face
Amount Value
Fixed Income Securities (91.9%)
Asset-Backed Securities ( 22.3% )
ACHV ABS TRUST,
2023-4CP
6.81%, 11/25/30(a) $ 168,986 $ 169,218
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 99,700 100,554
Avant Loans Funding Trust,
2021-REV1
1.21%, 7/15/30(a) 53,166 52,791
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 200,000 201,217
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 81,544 81,645
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 101,012 101,233
Continental Airlines Pass-Through Trust,
2012-2A
4.00%, 10/29/24 50,280 49,185
Dell Equipment Finance Trust,
2023-1
5.65%, 9/22/28(a) 250,567 250,654
Donlen Fleet Lease Funding LLC,
2021-2
CME Term SOFR 1 Month + 0.44%,
5.80%, 12/11/34(a)(b) 43,738 43,701
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 37,800 37,073
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 200,000 202,661
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 250,000 250,281
FREED ABS Trust,
2022-4FP
7.58%, 12/18/29(a) 151,698 152,318
GM Financial Consumer Automobile Receivables Trust,
2023-2
5.10%, 5/18/26 215,974 215,490
Hyundai Auto Lease Securitization Trust,
2022-C
4.38%, 10/15/25(a) 100,000 99,347
J.P. Morgan Mortgage Trust,
2023-HE3
SOFR30A + 1.60%,
6.94%, 5/25/54(a)(b) 75,000 75,563
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 173,159 172,984
2023-4A
6.21%, 10/15/26(a) 100,000 100,304
Face
Amount Value
LL ABS Trust,
2022-1A
5.05%, 11/15/29(a) $ 255,000 $ 251,683
Marlette Funding Trust,
2023-2A
6.04%, 6/15/33(a) 132,233 132,074
2023-3A
6.49%, 9/15/33(a) 204,470 204,752
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 182,322 180,285
Oscar US Funding XIV LLC,
2022-1A
2.30%, 4/10/26(a) 260,000 254,404
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.72%, 7/25/51(a)(b) 246,555 244,651
Progress Residential Trust,
2019-SFR4
3.68%, 10/17/36(a) 100,000 97,104
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 196,725 196,500
Stack Infrastructure Issuer LLC,
2019-2A
3.08%, 10/25/44(a) 67,000 65,065
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 219,591 222,133
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 287,000 281,747
4,486,617
Commercial Mortgage-Backed Securities ( 7.4% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.36%, 5/15/39(a)(b) 100,000 100,375
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.03%,
6.40%, 10/15/36(a)(b) 109,196 109,028
CME Term SOFR 1 Month + 0.81%,
6.18%, 9/15/36(a)(b) 200,000 195,494
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.30%,
6.91%, 12/15/37(a)(b) 200,000 198,834
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.56%, 7/15/38(a)(b) 210,024 208,543
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.28%, 4/15/38(a)(b) 207,560 205,911
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.71%, 10/19/36(a)(b) 200,000 200,688
PNMAC GMSR Issuer Trust
CME Term SOFR 1 Month + 3.51%,
8.87%, 8/25/25(a)(b) 65,385 65,411

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (7.4%) (cont’d)
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.12%, 1/18/37(a)(b) $ 205,116 $ 201,430
1,485,714
Corporate Bonds ( 52.9% )
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.80%, 3/1/24 100,000 99,452
Automobiles (0.9%)
Hyundai Capital America
5.80%, 6/26/25(a) 100,000 100,571
6.25%, 11/3/25(a) 70,000 71,076
171,647
Banks (21.6%)
Australia & New Zealand Banking Group Ltd.
4.50%, 3/19/24(a) 200,000 199,437
Banco Santander SA
5.15%, 8/18/25 200,000 198,917
Bank of America Corp.
1.84%, 2/4/25(b) 200,000 199,236
3.84%, 4/25/25(b) 350,000 347,808
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 250,000 252,941
Bank of Montreal
6.11%, 3/8/24(b) 100,000 100,061
Barclays plc
3.93%, 5/7/25(b) 200,000 198,650
BPCE SA
6.02%, 1/14/25(a)(b) 250,000 249,460
Citigroup, Inc.
3.35%, 4/24/25(b) 100,000 99,257
6.10%, 5/1/25(b) 400,000 399,061
Discover Bank
2.45%, 9/12/24 250,000 244,191
Fifth Third Bancorp
3.65%, 1/25/24 70,000 69,888
HSBC Holdings plc
2.63%, 11/7/25(b) 210,000 204,814
ING Groep NV
3.55%, 4/9/24 200,000 198,920
JPMorgan Chase & Co.
3.85%, 6/14/25 410,000 406,799
5.55%, 12/15/25(b) 110,000 110,111
KeyCorp
3.88%, 5/23/25(b) 100,000 97,786
Royal Bank of Canada
4.95%, 4/25/25 150,000 150,144
Standard Chartered plc
0.99%, 1/12/25(a)(b) 200,000 199,765
Swedbank AB
6.14%, 9/12/26(a) 200,000 204,099
Truist Financial Corp.
5.81%, 6/9/25(b) 210,000 206,918
4,338,263
Face
Amount Value
Capital Markets (4.7%)
Charles Schwab Corp. (The)
5.90%, 3/18/24(b) $ 200,000 $ 199,967
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 100,000 98,131
4.00%, 3/3/24 310,000 309,133
Stifel Financial Corp.
4.25%, 7/18/24 100,000 99,037
UBS Group AG
2.59%, 9/11/25(a)(b) 250,000 244,643
950,911
Chemicals (0.5%)
Celanese US Holdings LLC
6.05%, 3/15/25 110,000 110,752
Consumer Finance (4.0%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 160,000 154,507
Ally Financial, Inc.
3.88%, 5/21/24 150,000 148,742
Capital One Financial Corp.
4.17%, 5/9/25(b) 150,000 148,902
General Motors Financial Co., Inc.
3.95%, 4/13/24 100,000 99,423
6.72%, 4/7/25(b) 150,000 150,263
Park Aerospace Holdings Ltd.
5.50%, 2/15/24(a) 110,000 109,805
811,642
Diversified REITs (0.9%)
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 70,000 69,875
VICI Properties LP
5.63%, 5/1/24(a) 110,000 109,711
179,586
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
6.81%, 6/12/24(b) 200,000 200,708
Electric Utilities (2.2%)
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25 300,000 302,859
Southern Co. (The)
4.48%, 8/1/24(c) 150,000 148,818
451,677
Electronic Equipment, Instruments & Components (0.8%)
TD SYNNEX Corp.
1.25%, 8/9/24 160,000 155,989
Entertainment (1.0%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 200,000 200,148
Financial Services (1.7%)
Radian Group, Inc.
6.63%, 3/15/25 100,000 100,475

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (52.9%) (cont’d)
Synchrony Bank
5.40%, 8/22/25 $ 250,000 $ 246,387
346,862
Food Products (0.8%)
JDE Peet's NV
0.80%, 9/24/24(a) 160,000 153,942
Health Care Providers & Services (1.4%)
Centene Corp.
4.25%, 12/15/27 80,000 77,145
HCA, Inc.
5.00%, 3/15/24 100,000 99,828
5.38%, 2/1/25 100,000 99,902
276,875
Insurance (2.2%)
Athene Global Funding
2.50%, 1/14/25(a) 200,000 192,792
GA Global Funding Trust
6.77%, 4/11/25(a)(b) 250,000 249,620
442,412
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 80,000 72,863
Media (0.5%)
Fox Corp.
4.03%, 1/25/24 110,000 109,868
Multi-Utilities (0.5%)
Dominion Energy, Inc.
3.30%, 3/15/25 100,000 97,697
Oil, Gas & Consumable Fuels (2.3%)
Midwest Connector Capital Co. LLC
3.90%, 4/1/24(a) 250,000 248,614
Occidental Petroleum Corp.
6.95%, 7/1/24 100,000 100,481
Williams Cos., Inc. (The)
4.30%, 3/4/24 110,000 109,738
458,833
Passenger Airlines (0.6%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 112,500 110,835
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 100,000 102,557
Specialized REITs (0.5%)
EPR Properties
4.50%, 4/1/25 100,000 98,172
Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 100,000 100,280
Textiles, Apparel & Luxury Goods (0.5%)
Tapestry, Inc.
7.05%, 11/27/25 100,000 102,263
Face
Amount Value
Tobacco (0.7%)
Altria Group, Inc.
3.80%, 2/14/24 $ 150,000 $ 149,535
Trading Companies & Distributors (1.0%)
Air Lease Corp.
0.70%, 2/15/24 100,000 99,387
Aviation Capital Group LLC
5.50%, 12/15/24(a) 100,000 99,514
198,901
Wireless Telecommunication Services (0.7%)
Sprint LLC
7.13%, 6/15/24 150,000 150,752
10,643,422
U.S. Government and Agency Securities ( 9.3% )
U.S. Treasury Bills
0.00%, 5/16/24 961,000 942,592
0.00%, 6/13/24 962,000 940,020
1,882,612
Total Fixed Income Securities
(Cost $18,394,970)
18,498,365
–
Shares
Short-Term Investments (7.5%)
Investment Company ( 0.40% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (d)
(Cost $75,043)
75,043 75,043
Face
Amount
Commercial Paper ( 7.1% )
American Honda Finance Corp.
5.77%, 1/22/24 $ 200,000 199,262
Brookfield Renewable Energy LP
5.99%, 1/8/24 100,000 99,849
Harley-Davidson Financial Services,
Inc.
6.24%, 3/27/24 75,000 73,886
HSBC USA, Inc.
6.49%, 10/11/24 250,000 239,143
Jabil, Inc.
6.15%, 1/2/24(a) 75,000 74,949
Nutrien Ltd.
5.72%, 1/5/24 250,000 249,734
Rogers Communications, Inc.
5.90%, 1/11/24(a) 250,000 249,506
Svenska Handelsbanken AB
5.90%, 9/18/24(a) 250,000 240,735
Total Commercial Paper
(Cost $1,425,158)
1,427,064
Total Short-Term Investments
(Cost $1,500,201)
1,502,107
Total Investments (99.4%)
(Cost $19,895,171) (e) 20,000,472
Other Assets in Excess of Liabilities (0.6%)
112,542
Net Assets (100.0%) $20,113,014

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$253 relating to the Fund’s investment in the Liquidity Funds.
(e) At December 31, 2023, the aggregate cost for federal income tax purposes is $19,895,171. The aggregate gross unrealized
appreciation is $106,044 and the aggregate gross unrealized
depreciation is $743, resulting in net unrealized appreciation of
$105,301.
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 31.5%
Asset-Backed Securities 22.4
Banks 21.7
U.S. Government and Agency Securities 9.4
Short-Term Investments 7.6
Commercial Mortgage-Backed Securities 7.4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (98.1%)
Aerospace & Defense ( 2 .9% )
General Dynamics Corp. 488 $ 126,719
Huntington Ingalls Industries, Inc. 538 139,686
L3Harris Technologies, Inc. 682 143,643
Lockheed Martin Corp. 269 121,922
RTX Corp. 1,651 138,915
670,885
Air Freight & Logistics ( 0 .0% ) (a)
United Parcel Service, Inc., Class  B 46 7,233
Automobile Components ( 1 .0% )
BorgWarner, Inc. 3,125 112,031
Gentex Corp. 3,896 127,244
239,275
Automobiles ( 0 .1% )
Ford Motor Co. 1,435 17,493
Banks ( 3 .2% )
Cullen/Frost Bankers, Inc. 1,605 174,126
FNB Corp. 11,239 154,761
Prosperity Bancshares, Inc. 2,340 158,488
Regions Financial Corp. 2,732 52,946
United Bankshares, Inc. 5,323 199,879
740,200
Beverages ( 2 .3% )
Brown-Forman Corp., Class  B 2,261 129,103
Coca-Cola Co. (The) 2,240 132,003
Keurig Dr Pepper, Inc. 4,212 140,344
PepsiCo, Inc. 741 125,852
527,302
Biotechnology ( 1 .0% )
AbbVie, Inc. 772 119,637
Gilead Sciences, Inc. 1,472 119,246
238,883
Building Products ( 0 .7% )
Johnson Controls International plc 2,800 161,392
Capital Markets ( 1 .8% )
Artisan Partners Asset Management, Inc.,
Class  A 3,731 164,835
CME Group, Inc. 551 116,041
T Rowe Price Group, Inc. 1,248 134,397
415,273
Chemicals ( 5 .8% )
Air Products and Chemicals, Inc. 422 115,544
Ashland, Inc. 1,592 134,222
Corteva, Inc. 2,441 116,973
Dow, Inc. 2,431 133,316
DuPont de Nemours, Inc. 1,603 123,319
Eastman Chemical Co. 1,715 154,041
FMC Corp. 1,248 78,686
Huntsman Corp. 5,300 133,189
Linde plc 314 128,963
LyondellBasell Industries NV, Class  A 1,304 123,984
PPG Industries, Inc. 691 103,339
1,345,576
Shares Value
Communications Equipment ( 1 .1% )
Cisco Systems, Inc. 2,249 $ 113,620
Juniper Networks, Inc. 4,615 136,050
249,670
Construction & Engineering ( 0 .5% )
MDU Resources Group, Inc. 6,355 125,829
Consumer Staples Distribution & Retail ( 1 .1% )
Costco Wholesale Corp. 212 139,937
Walmart, Inc. 756 119,183
259,120
Containers & Packaging ( 2 .7% )
Amcor plc 13,886 133,861
AptarGroup, Inc. 959 118,552
International Paper Co. 3,252 117,560
Packaging Corp. of America 783 127,558
Sonoco Products Co. 2,287 127,775
625,306
Distributors ( 0 .6% )
Genuine Parts Co. 49 6,786
LKQ Corp. 2,829 135,198
141,984
Diversified Telecommunication Services ( 1 .2% )
AT&T, Inc. 8,246 138,368
Verizon Communications, Inc. 3,857 145,409
283,777
Electric Utilities ( 4 .9% )
Alliant Energy Corp. 2,384 122,299
American Electric Power Co., Inc. 1,591 129,221
Duke Energy Corp. 1,337 129,742
Evergy, Inc. 2,375 123,975
OGE Energy Corp. 3,476 121,417
Portland General Electric Co. 2,903 125,816
PPL Corp. 4,958 134,362
Southern Co. (The) 1,782 124,954
Xcel Energy, Inc. 2,014 124,687
1,136,473
Electrical Equipment ( 0 .4% )
Emerson Electric Co. 858 83,509
Electronic Equipment, Instruments & Components ( 1 .3% )
Amphenol Corp., Class  A 1,445 143,243
Corning, Inc. 5,302 161,446
304,689
Energy Equipment & Services ( 0 .5% )
Baker Hughes Co., Class  A 3,470 118,605
Financial Services ( 1 .4% )
MGIC Investment Corp. 7,043 135,859
Radian Group, Inc. 4,165 118,911
Western Union Co. (The) 6,174 73,594
328,364
Food Products ( 4 .5% )
Archer-Daniels-Midland Co. 1,557 112,446
Bunge Global SA 1,184 119,525
Cal-Maine Foods, Inc. 2,440 140,031
Conagra Brands, Inc. 4,301 123,267
Hormel Foods Corp. 4,366 140,192

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Food Products (cont’d)
Ingredion, Inc. 1,292 $ 140,221
Kellanova 2,377 132,898
Kraft Heinz Co. (The) 3,767 139,304
1,047,884
Gas Utilities ( 1 .8% )
Atmos Energy Corp. 1,060 122,854
National Fuel Gas Co. 2,243 112,532
New Jersey Resources Corp. 2,866 127,766
ONE Gas, Inc. 821 52,314
415,466
Health Care Equipment & Supplies ( 2 .3% )
Abbott Laboratories 1,302 143,311
Becton Dickinson & Co. 467 113,869
Medtronic plc 1,645 135,515
Stryker Corp. 459 137,452
530,147
Health Care Providers & Services ( 4 .9% )
Cardinal Health, Inc. 1,227 123,682
Cencora, Inc. 607 124,666
Chemed Corp. 236 138,001
Cigna Group (The) 396 118,582
Laboratory Corp. of America Holdings 588 133,647
Patterson Cos., Inc. 4,110 116,929
Premier, Inc., Class  A 6,162 137,782
Quest Diagnostics, Inc. 967 133,330
UnitedHealth Group, Inc. 224 117,929
1,144,548
Hotels, Restaurants & Leisure ( 3 .0% )
Cracker Barrel Old Country Store, Inc. 1,787 137,742
Darden Restaurants, Inc. 883 145,077
Texas Roadhouse, Inc., Class  A 1,311 160,244
Vail Resorts, Inc. 562 119,970
Wendy's Co. (The) 6,376 124,204
687,237
Household Durables ( 2 .2% )
Garmin Ltd. 1,131 145,379
Leggett & Platt, Inc. 5,360 140,271
MDC Holdings, Inc. 3,134 173,153
Whirlpool Corp. 319 38,845
497,648
Household Products ( 2 .2% )
Church & Dwight Co., Inc. 1,352 127,845
Colgate-Palmolive Co. 1,671 133,195
Kimberly-Clark Corp. 1,004 121,996
Procter & Gamble Co. (The) 835 122,361
505,397
Industrial Conglomerates ( 0 .9% )
3M Co. 1,335 145,942
Honeywell International, Inc. 262 54,944
200,886
Insurance ( 5 .3% )
Aflac, Inc. 1,479 122,017
American Financial Group, Inc. 1,086 129,115
Cincinnati Financial Corp. 1,187 122,807
Fidelity National Financial, Inc. 3,003 153,213
Shares Value
Hartford Financial Services Group, Inc.
(The) 1,668 $ 134,074
MetLife, Inc. 365 24,137
Old Republic International Corp. 4,405 129,507
Principal Financial Group, Inc. 1,734 136,414
Prudential Financial, Inc. 1,263 130,986
Travelers Cos., Inc. (The) 721 137,343
1,219,613
IT Services ( 2 .4% )
Accenture plc, Class  A 393 137,908
Amdocs Ltd. 1,466 128,847
Cognizant Technology Solutions Corp.,
Class  A 2,078 156,951
International Business Machines Corp. 828 135,419
559,125
Leisure Products ( 0 .5% )
Hasbro, Inc. 2,197 112,179
Machinery ( 1 .7% )
Cummins, Inc. 530 126,972
Donaldson Co., Inc. 1,997 130,504
Snap-on, Inc. 468 135,177
392,653
Media ( 1 .8% )
Interpublic Group of Cos., Inc. (The) 4,102 133,889
New York Times Co. (The), Class  A 2,779 136,143
Omnicom Group, Inc. 1,588 137,378
407,410
Metals & Mining ( 2 .3% )
Newmont Corp. 2,649 109,642
Reliance Steel & Aluminum Co. 472 132,009
Royal Gold, Inc. 1,111 134,387
Southern Copper Corp. 1,676 144,253
520,291
Multi-Utilities ( 3 .9% )
Ameren Corp. 1,550 112,127
Avista Corp. 3,695 132,059
Consolidated Edison, Inc. 1,348 122,628
Dominion Energy, Inc. 3,543 166,521
Public Service Enterprise Group, Inc. 1,951 119,304
Sempra 1,706 127,489
WEC Energy Group, Inc. 1,465 123,309
903,437
Oil, Gas & Consumable Fuels ( 9 .5% )
Antero Midstream Corp. 9,517 119,248
Chevron Corp. 737 109,931
Civitas Resources, Inc. 1,594 108,998
ConocoPhillips 969 112,472
Coterra Energy, Inc. 3,485 88,937
CVR Energy, Inc. 3,853 116,746
Devon Energy Corp. 2,500 113,250
Diamondback Energy, Inc. 725 112,433
DT Midstream, Inc. 2,186 119,793
EOG Resources, Inc. 903 109,218
Exxon Mobil Corp. 1,102 110,178
HF Sinclair Corp. 2,256 125,366
Kinder Morgan, Inc. 6,934 122,316

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Magnolia Oil & Gas Corp., Class  A 5,144 $ 109,516
ONEOK, Inc. 1,357 95,288
Phillips 66 1,093 145,522
Pioneer Natural Resources Co. 487 109,516
Valero Energy Corp. 1,148 149,240
Williams Cos., Inc. (The) 3,436 119,676
2,197,644
Pharmaceuticals ( 2 .4% )
Bristol-Myers Squibb Co. 2,142 109,906
Johnson & Johnson 771 120,847
Merck & Co., Inc. 1,141 124,392
Pfizer, Inc. 3,007 86,571
Royalty Pharma plc, Class  A 4,343 121,995
563,711
Professional Services ( 2 .2% )
Automatic Data Processing, Inc. 29 6,756
ManpowerGroup, Inc. 2,185 173,642
Paychex, Inc. 1,565 186,407
Robert Half, Inc. 1,597 140,408
507,213
Semiconductors & Semiconductor Equipment ( 1 .7% )
Analog Devices, Inc. 618 122,710
Skyworks Solutions, Inc. 1,131 127,147
Texas Instruments, Inc. 834 142,164
392,021
Software ( 0 .5% )
Dolby Laboratories, Inc., Class  A 1,422 122,548
Specialty Retail ( 0 .6% )
Best Buy Co., Inc. 1,705 133,467
Technology Hardware, Storage & Peripherals ( 1 .3% )
Hewlett Packard Enterprise Co. 4,048 68,735
HP, Inc. 4,468 134,442
Xerox Holdings Corp. 5,777 105,892
309,069
Textiles, Apparel & Luxury Goods ( 3 .2% )
Carter's, Inc. 1,841 137,873
Columbia Sportswear Co. 1,686 134,104
Steven Madden Ltd. 3,784 158,928
Tapestry, Inc. 4,384 161,375
VF Corp. 7,416 139,421
731,701
Tobacco ( 0 .9% )
Altria Group, Inc. 2,217 89,434
Philip Morris International, Inc. 1,285 120,893
210,327
Trading Companies & Distributors ( 1 .6% )
Fastenal Co. 1,972 127,727
MSC Industrial Direct Co., Inc., Class  A 446 45,162
Watsco, Inc. 460 197,096
369,985
Total Common Stocks
(Cost $21,210,421) 22,702,445
Shares Value
Short-Term Investment ( 1 .7% )
Investment Company (1.7%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(b)
(Cost $402,981)
402,981 $ 402,981
Total Investments ( 99 .8% )
(Cost $ 21,613,402 ) (c) 23,105,426
Total Written Options (-0.1%)
(Premiums Received $ (46,270) ) (31,350)
Other Assets in Excess of Liabilities (0.2%) 58,930
NET ASSETS (100.0%) $23,133,006
(a) Amount is less than 0.05%.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$144 relating to the Fund’s investment in the Liquidity Funds.
(c) At December 31, 2023, the aggregate cost for federal income tax purposes is $21,613,402. The aggregate gross unrealized
appreciation is $1,739,117 and the aggregate gross unrealized depreciation is $247,093, resulting in net unrealized appreciation of
$1,492,024.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Call Options Written:
The Fund had the following call options written open at December 31, 2023:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust 165 USD 479 1/03/24 $ 7,842,615 $ (10,457) $ (14,289) $ 3,832
SPDR S&P 500 ETF Trust 163 USD 484 1/08/24 7,747,553 (4,593) (15,909) 11,316
SPDR S&P 500 ETF Trust 163 USD 484 1/12/24 7,747,553 (16,300) (16,072) (228)
Total
$(31,350) $(46,270) $14,920
USD United States Dollar

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 79 .4%
Oil, Gas & Consumable Fuels 9 .5
Chemicals 5 .8
Insurance 5 .3
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)
Shares Value
Common Stocks (101.6%)
Aerospace & Defense ( 1 .8% )
Boeing Co. (The)(a) 380 $ 99,051
HEICO Corp. 222 39,709
HEICO Corp., Class  A 185 26,351
Howmet Aerospace, Inc. 1,002 54,228
Lockheed Martin Corp. 258 116,936
Northrop Grumman Corp. 142 66,476
402,751
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 475 60,420
Automobile Components ( 0 .1% )
Mobileye Global, Inc., Class  A(a) 253 10,960
Automobiles ( 1 .9% )
Rivian Automotive, Inc., Class  A(a) 747 17,524
Tesla, Inc.(a) 1,593 395,829
413,353
Banks ( 3 .6% )
Bank of America Corp. 5,820 195,959
Citizens Financial Group, Inc. 1,361 45,103
First Citizens BancShares, Inc., Class  A 12 17,028
Huntington Bancshares, Inc. 4,797 61,018
JPMorgan Chase & Co. 1,952 332,035
Wells Fargo & Co. 2,885 142,000
793,143
Beverages ( 1 .9% )
Brown-Forman Corp., Class  A 185 11,024
Brown-Forman Corp., Class  B 908 51,847
Coca-Cola Co. (The) 3,088 181,976
PepsiCo, Inc. 1,094 185,805
430,652
Biotechnology ( 2 .3% )
AbbVie, Inc. 1,190 184,414
Alnylam Pharmaceuticals, Inc.(a) 113 21,629
Amgen, Inc. 393 113,192
BioMarin Pharmaceutical, Inc.(a) 176 16,970
Moderna, Inc.(a) 169 16,807
Regeneron Pharmaceuticals, Inc.(a) 79 69,385
Vertex Pharmaceuticals, Inc.(a) 205 83,413
505,810
Broadline Retail ( 3 .8% )
Amazon.com, Inc.(a) 5,168 785,226
Coupang, Inc.(a) 272 4,404
MercadoLibre, Inc.(a) 34 53,432
843,062
Building Products ( 0 .5% )
Builders FirstSource, Inc.(a) 193 32,219
Carlisle Cos., Inc. 115 35,930
Lennox International, Inc. 104 46,542
114,691
Capital Markets ( 1 .9% )
Ares Management Corp., Class  A 381 45,309
Blue Owl Capital, Inc., Class  A 827 12,322
Charles Schwab Corp. (The) 1,078 74,167
Coinbase Global, Inc., Class  A(a) 139 24,175
Shares Value
Franklin Resources, Inc. 1,221 $ 36,374
Interactive Brokers Group, Inc., Class  A 189 15,668
KKR & Co., Inc. 772 63,960
LPL Financial Holdings, Inc. 89 20,258
Morgan Stanley(b) 725 67,606
Nasdaq, Inc. 743 43,198
Tradeweb Markets, Inc., Class  A 207 18,812
421,849
Chemicals ( 1 .7% )
Celanese Corp., Class  A 247 38,376
International Flavors & Fragrances, Inc. 451 36,518
Linde plc 410 168,391
LyondellBasell Industries NV, Class  A 666 63,323
PPG Industries, Inc. 444 66,400
Westlake Corp. 75 10,497
383,505
Commercial Services & Supplies ( 1 .2% )
Cintas Corp. 148 89,194
Republic Services, Inc., Class  A 465 76,683
Waste Management, Inc. 553 99,042
264,919
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 2,733 138,071
Construction Materials ( 0 .1% )
CRH plc 438 30,292
Consumer Finance ( 0 .6% )
American Express Co. 538 100,789
Synchrony Financial 1,014 38,725
139,514
Consumer Staples Distribution & Retail ( 1 .8% )
Albertsons Cos., Inc., Class  A 735 16,905
Costco Wholesale Corp. 339 223,767
Walmart, Inc. 1,042 164,271
404,943
Containers & Packaging ( 0 .2% )
Amcor plc 5,061 48,788
Diversified REITs ( 0 .2% )
WP Carey, Inc. 846 54,829
Diversified Telecommunication Services ( 0 .5% )
AT&T, Inc. 6,764 113,500
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 1,177 60,380
Avangrid, Inc. 470 15,233
Entergy Corp. 669 67,696
FirstEnergy Corp. 1,407 51,581
PPL Corp. 2,432 65,907
260,797
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 475 78,323
Hubbell, Inc., Class  B 87 28,617
106,940
Electronic Equipment, Instruments & Components ( 0 .4% )
Jabil, Inc. 76 9,682

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
TE Connectivity Ltd. 601 $ 84,441
94,123
Energy Equipment & Services ( 0 .3% )
Halliburton Co. 483 17,461
Schlumberger NV 1,004 52,248
69,709
Entertainment ( 1 .4% )
Netflix, Inc.(a) 258 125,615
ROBLOX Corp., Class  A(a) 400 18,288
Spotify Technology SA(a) 123 23,113
Walt Disney Co. (The)(a) 1,386 125,142
Warner Music Group Corp., Class  A 187 6,693
298,851
Financial Services ( 4 .5% )
Apollo Global Management, Inc. 459 42,774
Berkshire Hathaway, Inc., Class  B(a) 874 311,721
Block, Inc., Class  A(a) 545 42,156
Mastercard, Inc., Class  A 567 241,831
PayPal Holdings, Inc.(a) 905 55,576
Rocket Cos., Inc., Class  A(a) 621 8,992
Visa, Inc., Class  A 1,110 288,989
992,039
Food Products ( 0 .7% )
Campbell Soup Co. 1,056 45,651
Conagra Brands, Inc. 1,711 49,037
Kellanova 1,178 65,862
160,550
Ground Transportation ( 1 .0% )
Uber Technologies, Inc.(a) 1,369 84,289
Union Pacific Corp. 574 140,986
225,275
Health Care Equipment & Supplies ( 2 .5% )
Abbott Laboratories 1,502 165,325
Align Technology, Inc.(a) 107 29,318
Dexcom, Inc.(a) 325 40,329
Insulet Corp.(a) 125 27,123
Intuitive Surgical, Inc.(a) 279 94,124
Medtronic plc 1,301 107,176
ResMed, Inc. 256 44,037
Zimmer Biomet Holdings, Inc. 449 54,643
562,075
Health Care Providers & Services ( 2 .8% )
Cencora, Inc. 327 67,159
CVS Health Corp. 1,047 82,671
Humana, Inc. 146 66,840
Laboratory Corp. of America Holdings 183 41,594
Molina Healthcare, Inc.(a) 89 32,157
UnitedHealth Group, Inc. 616 324,306
614,727
Health Care REITs ( 0 .3% )
Healthpeak Properties, Inc. 3,407 67,459
Health Care Technology ( 0 .0% ) (c)
Veeva Systems, Inc., Class  A(a) 25 4,813
Shares Value
Hotels, Restaurants & Leisure ( 2 .2% )
Airbnb, Inc., Class  A(a) 340 $ 46,288
Booking Holdings, Inc.(a) 24 85,133
Darden Restaurants, Inc. 361 59,312
DoorDash, Inc., Class  A(a) 227 22,448
DraftKings, Inc., Class  A(a) 567 19,987
McDonald's Corp. 451 133,726
MGM Resorts International(a) 790 35,297
Yum! Brands, Inc. 568 74,215
476,406
Household Durables ( 0 .5% )
Lennar Corp., Class  B 266 35,657
PulteGroup, Inc. 618 63,790
99,447
Household Products ( 1 .4% )
Kimberly-Clark Corp. 616 74,850
Procter & Gamble Co. (The) 1,655 242,524
317,374
Industrial Conglomerates ( 0 .4% )
3M Co. 890 97,295
Insurance ( 2 .3% )
Brown & Brown, Inc. 698 49,635
Hartford Financial Services Group, Inc.
(The) 900 72,342
Loews Corp. 912 63,466
Markel Group, Inc.(a) 37 52,536
Principal Financial Group, Inc. 562 44,213
Prudential Financial, Inc. 754 78,197
Travelers Cos., Inc. (The) 443 84,387
W. R. Berkley Corp. 868 61,385
506,161
Interactive Media & Services ( 6 .2% )
Alphabet, Inc., Class  A(a) 3,415 477,041
Alphabet, Inc., Class  C(a) 2,977 419,549
Meta Platforms, Inc., Class  A(a) 1,240 438,910
Pinterest, Inc., Class  A(a) 410 15,186
Snap, Inc., Class  A(a) 1,090 18,454
1,369,140
IT Services ( 1 .8% )
Accenture plc, Class  A 459 161,068
Amdocs Ltd. 314 27,597
Cloudflare, Inc., Class  A(a) 288 23,979
International Business Machines Corp. 722 118,083
MongoDB, Inc., Class  A(a) 53 21,669
Snowflake, Inc., Class  A(a) 206 40,994
393,390
Life Sciences Tools & Services ( 0 .9% )
Bio-Rad Laboratories, Inc., Class  A(a) 49 15,822
Illumina, Inc.(a) 171 23,810
Thermo Fisher Scientific, Inc. 303 160,829
200,461
Machinery ( 1 .9% )
Caterpillar, Inc. 401 118,563
Deere & Co. 256 102,367
Dover Corp. 451 69,368
Nordson Corp. 225 59,436

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Machinery (cont’d)
Otis Worldwide Corp. 876 $ 78,376
428,110
Media ( 0 .6% )
Comcast Corp., Class  A 2,717 119,140
Trade Desk, Inc. (The), Class  A(a) 249 17,918
137,058
Metals & Mining ( 0 .4% )
Newmont Corp. 877 36,299
Southern Copper Corp. 215 18,505
Steel Dynamics, Inc. 278 32,832
87,636
Multi-Utilities ( 1 .2% )
Ameren Corp. 808 58,451
CenterPoint Energy, Inc. 2,225 63,568
CMS Energy Corp. 1,118 64,922
DTE Energy Co. 641 70,677
257,618
Office REITs ( 0 .3% )
Alexandria Real Estate Equities, Inc. 524 66,427
NET Lease Office Properties 56 1,035
67,462
Oil, Gas & Consumable Fuels ( 3 .5% )
Cheniere Energy, Inc. 212 36,191
Chevron Corp. 1,157 172,578
Devon Energy Corp. 1,204 54,541
Diamondback Energy, Inc. 406 62,963
EQT Corp. 430 16,624
Exxon Mobil Corp. 2,739 273,845
Marathon Oil Corp. 2,184 52,765
Occidental Petroleum Corp. 796 47,529
Targa Resources Corp. 572 49,690
766,726
Passenger Airlines ( 0 .3% )
Delta Air Lines, Inc. 1,629 65,535
Pharmaceuticals ( 4 .0% )
Eli Lilly & Co. 508 296,123
Johnson & Johnson 1,690 264,891
Merck & Co., Inc. 1,783 194,383
Pfizer, Inc. 3,566 102,665
Royalty Pharma plc, Class  A 690 19,382
877,444
Professional Services ( 0 .4% )
Booz Allen Hamilton Holding Corp.,
Class  A 148 18,931
Paycom Software, Inc. 101 20,879
SS&C Technologies Holdings, Inc. 696 42,532
82,342
Residential REITs ( 1 .2% )
AvalonBay Communities, Inc. 371 69,459
Equity Residential 1,070 65,441
Essex Property Trust, Inc. 161 39,918
Mid-America Apartment Communities, Inc. 420 56,473
Sun Communities, Inc. 281 37,556
268,847
Shares Value
Semiconductors & Semiconductor Equipment ( 8 .3% )
Advanced Micro Devices, Inc.(a) 1,022 $ 150,653
Broadcom, Inc. 259 289,109
GLOBALFOUNDRIES, Inc.(a) 98 5,939
Intel Corp. 2,634 132,359
KLA Corp. 139 80,801
Lam Research Corp. 140 109,656
Marvell Technology, Inc. 684 41,252
Micron Technology, Inc. 836 71,344
NVIDIA Corp. 1,356 671,518
ON Semiconductor Corp.(a) 444 37,087
QUALCOMM, Inc. 802 115,993
Texas Instruments, Inc. 736 125,459
1,831,170
Software ( 11 .6% )
Adobe, Inc.(a) 278 165,855
Aspen Technology, Inc.(a) 32 7,045
Atlassian Corp., Class  A(a) 119 28,305
Bentley Systems, Inc., Class  B 217 11,323
Crowdstrike Holdings, Inc., Class  A(a) 182 46,468
Datadog, Inc., Class  A(a) 204 24,762
HubSpot, Inc.(a) 32 18,577
Intuit, Inc. 181 113,130
Microsoft Corp. 4,223 1,588,017
Oracle Corp. 799 84,239
Palantir Technologies, Inc., Class  A(a) 942 16,174
Palo Alto Networks, Inc.(a) 210 61,925
Salesforce, Inc.(a) 642 168,936
ServiceNow, Inc.(a) 155 109,506
Splunk, Inc.(a) 130 19,805
Workday, Inc., Class  A(a) 196 54,108
Zoom Video Communications, Inc.,
Class  A(a) 322 23,155
Zscaler, Inc.(a) 97 21,491
2,562,821
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 424 67,980
Specialty Retail ( 2 .1% )
Chewy, Inc., Class  A(a) 286 6,758
Home Depot, Inc. (The) 739 256,100
Lowe's Cos., Inc. 592 131,750
Ross Stores, Inc. 540 74,731
469,339
Technology Hardware, Storage & Peripherals ( 7 .5% )
Apple, Inc. 8,512 1,638,815
Dell Technologies, Inc., Class  C 299 22,874
1,661,689
Textiles, Apparel & Luxury Goods ( 0 .7% )
Lululemon Athletica, Inc.(a) 94 48,061
NIKE, Inc., Class  B 883 95,868
143,929
Trading Companies & Distributors ( 0 .6% )
Ferguson plc 290 55,990
United Rentals, Inc. 114 65,370
121,360

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Shares Value
Wireless Telecommunication Services ( 0 .4% )
T-Mobile US, Inc. 561 $ 89,945
Total Common Stocks
(Cost $20,356,534) 22,479,095
Short-Term Investment ( 1 .8% )
Investment Company (1.8%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(d)
(Cost $400,987)
400,987 400,987
Total Investments Excluding Purchased
Options (103.4%) (Cost $20,757,521) 22,880,082
Total Purchased Options Outstanding
(1.1%) (Cost $513,873) 253,740
Total Investments ( 104 .5% )
(Cost $ 21,271,394 ) (e) 23,133,822
Total Written Options (-3.7%)
(Premiums Received $ (500,055) ) (814,788)
Other Assets in Excess of Liabilities ((0.9)%) (c) (182,738)
NET ASSETS (100.0%) $22,136,296
(a) Non-income producing security.
(b) For the period ended December 31, 2023 , the cost of purchases of Morgan Stanley, Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser under the Investment
Company Act of 1940, was $ 56,800 .
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended December 31, 2023, management fees paid were reduced by
$170 relating to the Fund’s investment in the Liquidity Funds.
(e) At December 31, 2023, the aggregate cost for federal income tax purposes is $21,271,394. The aggregate gross unrealized
appreciation is $2,281,526 and the aggregate gross unrealized depreciation is $419,098, resulting in net unrealized appreciation of
$1,862,428.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2023 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at
December 31, 2023
:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 12 USD 4,035 3/28/24 $ 5,723,796 $ 13,080 $ 96,081 $ (83,001)
S&P 500 Index 12 USD 3,975 6/28/24 5,723,796 35,916 122,568 (86,652)
S&P 500 Index 12 USD 3,950 9/30/24 5,723,796 61,440 151,903 (90,463)
S&P 500 Index 12 USD 4,300 12/31/24 5,723,796 143,304 143,321 (17)
Total $253,740 $513,873 $(260,133)
Call Options Written:
The Fund had the following call options written open at December 31, 2023:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
S&P 500 Index 12 USD 4,750 3/28/24 $ 5,723,796 $ (196,140) $ (56,518) $ (139,622)
S&P 500 Index 12 USD 4,875 6/28/24 5,723,796 (204,324) (78,566) (125,758)
S&P 500 Index 12 USD 4,975 9/30/24 5,723,796 (232,860) (104,065) (128,795)
S&P 500 Index 12 USD 5,400 12/31/24 5,723,796 (106,356) (106,339) (17)
Total
$(739,680) $(345,488) $(394,192)
Put Options Written:
The Fund had the following put options written open at December 31, 2023:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index 12 USD 3,425 3/28/24
$ 5,723,796
$ (4,080)
$ (30,799) $ 26,719
S&P 500 Index 12 USD 3,225 6/28/24
5,723,796
(11,820)
(38,846) 27,026
S&P 500 Index 12 USD 3,050 9/30/24
5,723,796
(18,420)
(44,151) 25,731
S&P 500 Index 12 USD 3,350 12/31/24
5,723,796
(40,788)
(40,771) (17)
Total $(75,108)
$(154,567) $79,459
USD United States Dollar

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 67 .9%
Software 11 .1
Semiconductors & Semiconductor Equipment 7 .9
Technology Hardware, Storage & Peripherals 7 .2
Interactive Media & Services 5 .9
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers or dealers may also be utilized. In these circumstanc-
es, the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (4)
listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a broker/dealer or valued
by a pricing service/vendor; (5) when market quotations
are not readily available, as defined by Rule 2a-5 under
the Act, including circumstances under which the Adviser
determines that the closing price, last sale price or the
mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (6) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert International Responsible Index ETF
Assets:
Common Stocks
Aerospace & Defense $ 784 $ — $ — $ 784
Air Freight & Logistics 401 — — 401
Automobile
Components 676 — — 676
Automobiles 1,926 — — 1,926
Banks 8,733 — — 8,733
Beverages 1,132 — — 1,132
Biotechnology 669 — — 669
Broadline Retail 658 — — 658
Building Products 1,217 — — 1,217
Capital Markets 2,051 — — 2,051
Chemicals 2,923 46 — 2,969
Commercial Services
& Supplies 662 — — 662
Communications
Equipment 104 — — 104
Construction &
Engineering 585 — — 585
Construction
Materials 654 402 — 1,057
Consumer Staples
Distribution &
Retail 1,349 — — 1,349
Containers &
Packaging 177 — — 177
Distributors 29 — — 29
Diversified Consumer
Services 31 — — 31
Diversified
Telecommunication
Services 1,352 — — 1,352
Electric Utilities 1,259 — — 1,259
Electrical Equipment 1,512 — — 1,512
Electronic Equipment,
Instruments &
Components 1,440 — — 1,440
Entertainment 563 — — 563
Financial Services 884 — — 884
Food Products 2,078 — — 2,078
Gas Utilities 312 — — 312
Ground Transportation 1,145 — — 1,145
Health Care
Equipment &
Supplies 1,370 — — 1,370
Health Care Providers
& Services 113 — — 113
Health Care
Technology 43 — — 43
Hotels, Restaurants &
Leisure 827 — — 827
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Durables $ 1,008 $ — $ — $ 1,008
Household Products 361 — — 361
Independent Power
and Renewable
Electricity
Producers 49 — — 49
Industrial
Conglomerates 789 — — 789
Insurance 4,481 — — 4,480
Interactive Media &
Services 413 — — 413
IT Services 892 — — 892
Leisure Products 64 — — 64
Life Sciences Tools &
Services 349 — — 349
Machinery 2,070 — — 2,070
Marine Transportation 231 — — 231
Media 307 — — 307
Metals & Mining 1,872 61 — 1,933
Multi-Utilities 648 — — 648
Oil, Gas &
Consumable Fuels 872 — — 872
Paper & Forest
Products 241 — — 241
Passenger Airlines 241 — — 241
Personal Care
Products 1,301 — — 1,301
Pharmaceuticals 5,590 — — 5,591
Professional Services 1,374 — — 1,373
Real Estate
Management &
Development 833 — — 833
Semiconductors &
Semiconductor
Equipment 5,020 — — 5,020
Software 1,732 — — 1,732
Specialty Retail 539 — — 539
Technology Hardware,
Storage &
Peripherals 1,714 — — 1,714
Textiles, Apparel &
Luxury Goods 1,877 — — 1,877
Trading Companies &
Distributors 737 — — 737
Transportation
Infrastructure 377 — — 377
Water Utilities 94 — — 94
Wireless
Telecommunication
Services 802 — — 802
Total Common Stocks 74,537 509 — 75,046

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Rights
Banks $ — $ 0
(1)
$ — $ 0
Warrants
Software — 1 — 1
Short-Term Investment
Investment Company 108 — — 108
Total Assets $74,645 $510 $— $75,155
(1) Value is less than $500

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert Ultra-Short Investment Grade ETF
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 5,564 $ — $ 5,564
Commercial Mortgage-
Backed Securities — 5,890 — 5,890
Corporate Bonds — 25,019 — 25,019
U.S. Government and
Agency Securities — 4,392 — 4,392
— — — —
Total Fixed Income
Securities — 40,865 — 40,865
— — — —
Short-Term Investments
Investment Company 1,625 — — 1,625
Commercial Paper — 4,085 — 4,085
Total Short-Term
Investments 1,625 4,085 — 5,710
Total Assets $1,625 $44,950 $— $46,575

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Core Responsible Index ETF
Assets:
Common Stocks
$ 250,202
(1)
$ — $ — $ 250,202
Short-Term Investment
Investment Company 490 — — 490
Total Assets $250,692 $— $— $250,692
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Assets:
Common Stocks
$ 30,539
(1)
$ — $ — $ 30,539
Short-Term Investment
Investment Company 60 — — 60
Total Assets $30,599 $— $— $30,599
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Mid-Cap Core Responsible Index ETF
Assets:
Common Stocks
$ 39,970
(1)
$ — $ — $ 39,970
Short-Term Investment
Investment Company 85 — — 85
Total Assets $40,055 $— $— $40,055
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Select Equity ETF
Assets:
Common Stocks
$ 26,377
(1)
$ — $ — $ 26,377
Short-Term Investment
Investment Company 49 — — 49
Total Assets $26,426 $— $— $26,426
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance High Yield ETF
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,314 $ — $ 20,314
— — — —
Short-Term Investments
Investment Company 569 — — 569
Total Assets $569 $20,314 $— $20,883

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Intermediate Municipal Income ETF
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 19,630 $ — $ 19,630
— — — —
Short-Term Investments
Investment Company 37 — — 37
Municipal Bonds — 1,250 — 1,250
Total Short-Term
Investments 37 1,250 — 1,287
Total Assets $37 $20,880 $— $20,917

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Ultra-Short Income ETF
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 4,487 $ — $ 4,487
Commercial Mortgage-
Backed Securities — 1,486 — 1,486
Corporate Bonds — 10,642 — 10,642
U.S. Government and
Agency Securities — 1,883 — 1,883
— — — —
Total Fixed Income
Securities — 18,498 — 18,498
— — — —
Short-Term Investments
Investment Company 75 — — 75
Commercial Paper — 1,427 — 1,427
Total Short-Term
Investments 75 1,427 — 1,502
Total Assets $75 $19,925 $— $20,000

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Premium Income ETF
Assets:
Common Stocks
$ 22,702
(1)
$ — $ — $ 22,702
Short-Term Investment
Investment Company 403 — — 403
Total Assets $23,105 $— $— $23,105
Liabilities:
Written Options
— (31) — (31)
Total Liabilities $— $(31) $— $(31)
Total $23,105 $(31) $— $23,074
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023:
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Hedged Equity ETF
Assets:
Common Stocks
$ 22,479
(1)
$ — $ — $ 22,479
Purchased Options
254 — — 254
Short-Term Investment
Investment Company 401 — — 401
Total Assets $23,134 $— $— $23,134
Liabilities:
Written Options
(815) — — (815)
Total Liabilities $(815) $— $— $(815)
Total $22,319 $— $— $22,319
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.